   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON SEPTEMBER 28, 1999


                                                               FILE NO. 33-58041
                                                               FILE NO. 811-7257
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                            ------------------------

                                   FORM N-1A


                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 5       /X/

                                      AND

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 6               /X/



                            ------------------------

                      SEI INSTITUTIONAL INVESTMENTS TRUST
               (Exact Name of Registrant as Specified in Charter)

                         C/O THE CT CORPORATION SYSTEM
                                2 Oliver Street
                          Boston, Massachusetts 02109
               (Address of Principal Executive Offices, Zip Code)
        Registrant's Telephone Number, including Area Code 610-989-1000

                               EDWARD D. LOUGHLIN
                          C/O SEI Investments Company
                            Oaks, Pennsylvania 19456
                    (Name and Address of Agent for Service)

                                   COPIES TO:

     Richard W. Grant, Esquire            John H. Grady, Jr., Esquire
     Morgan, Lewis & Bockius LLP          Morgan, Lewis & Bockius LLP
     1701 Market Street                   1701 Market Street
     Philadelphia, Pennsylvania 19103     Philadelphia, Pennsylvania 19103

                            ------------------------

       Title of Securities Being Registered Units of Beneficial Interest

 It is proposed that this filing will become effective (check appropriate box):


   /X/     immediately upon filing pursuant to paragraph (b)
   / /     on [date] pursuant to paragraph (b)
   / /     60 days after filing pursuant to paragraph (a)
   / /     on [date] pursuant to paragraph (a)(1) of Rule 485
   / /     75 days after filing pursuant to paragraph (a)(2)


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

              SEI
              INSTITUTIONAL
              INVESTMENTS
              TRUST

                                   PROSPECTUS
                               SEPTEMBER 30, 1999
--------------------------------------------------------------------------------


                                  EQUITY FUNDS
                                 LARGE CAP FUND
                              LARGE CAP VALUE FUND
                             LARGE CAP GROWTH FUND
                                 SMALL CAP FUND
                           INTERNATIONAL EQUITY FUND
                          EMERGING MARKETS EQUITY FUND
                 ----------------------------------------------

                               FIXED INCOME FUNDS
                             CORE FIXED INCOME FUND
                              HIGH YIELD BOND FUND
                        INTERNATIONAL FIXED INCOME FUND
                 ----------------------------------------------
                               INVESTMENT ADVISER
                     SEI INVESTMENTS MANAGEMENT CORPORATION
                                  SUB-ADVISERS
                         ACADIAN ASSET MANAGEMENT, INC.
                        ALLIANCE CAPITAL MANAGEMENT L.P.
                      ARTISAN PARTNERS LIMITED PARTNERSHIP

                      BLACKROCK FINANCIAL MANAGEMENT, INC.

                 BOSTON PARTNERS ASSET MANAGEMENT COMPANY, L.P.
                         CAPITAL GUARDIAN TRUST COMPANY
               CORONATION ASSET MANAGEMENT (PROPRIETARY) LIMITED

                  CREDIT SUISSE ASSET MANAGEMENT LLC/AMERICAS

                    CREDIT SUISSE ASSET MANAGEMENT, LIMITED
             FIRSTAR INVESTMENT RESEARCH & MANAGEMENT COMPANY, LLC
                      FURMAN SELZ CAPITAL MANAGEMENT, LLC
                           LSV ASSET MANAGEMENT, L.P.
                         MELLON EQUITY ASSOCIATES, LLP

             MORGAN STANLEY DEAN WITTER INVESTMENT MANAGEMENT INC.

                     NICHOLAS-APPLEGATE CAPITAL MANAGEMENT

              NOMURA CORPORATE RESEARCH AND ASSET MANAGEMENT INC.

                      OECHSLE INTERNATIONAL ADVISORS, LLC

                       POLYNOUS CAPITAL MANAGEMENT, INC.

                       PROVIDENT INVESTMENT COUNSEL, INC.
                         RS INVESTMENT MANAGEMENT, L.P.
                        SANFORD C. BERNSTEIN & CO., INC.
                         SAWGRASS ASSET MANAGEMENT, LLC
                 SCOTTISH WIDOWS INVESTMENT MANAGEMENT LIMITED

         SECURITY CAPITAL GLOBAL CAPITAL MANAGEMENT GROUP INCORPORATED

                       SG PACIFIC ASSET MANAGEMENT, INC.
                SGY PACIFIC ASSET MANAGEMENT (SINGAPORE) LIMITED
                     SG YAMAICHI ASSET MANAGEMENT CO., LTD.
                          STRATEGIC FIXED INCOME, LLC
                           TCW FUNDS MANAGEMENT INC.
                             WALL STREET ASSOCIATES

                        WESTERN ASSET MANAGEMENT COMPANY

   THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED ANY
      FUND SHARES OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR
                                   COMPLETE.

                IT IS A CRIME FOR ANYONE TO TELL YOU OTHERWISE.

    SEI
    INSTITUTIONAL
    INVESTMENTS
    TRUST
ABOUT THIS PROSPECTUS
------------------------------------------------------------------------

SEI Institutional Investments Trust is a mutual fund family that offers a number of separate investment portfolios (Funds). The Funds have individual investment goals and strategies and are designed primarily for institutional investors and financial institutions and their clients that have signed an Investment Management Agreement (as discussed below). This prospectus gives you important information about the shares of the Funds that you should know before investing. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about risk and return which is common to each Fund. For more detailed information about the Funds, please see:


     LARGE CAP FUND.......................................................4


     LARGE CAP VALUE FUND.................................................6


     LARGE CAP GROWTH FUND................................................8


     SMALL CAP FUND......................................................10


     INTERNATIONAL EQUITY FUND...........................................12


     EMERGING MARKETS EQUITY FUND........................................14


     CORE FIXED INCOME FUND..............................................16


     HIGH YIELD BOND FUND................................................18


     INTERNATIONAL FIXED INCOME FUND.....................................20


     THE FUNDS' OTHER INVESTMENTS........................................22


     INVESTMENT ADVISER AND SUB-ADVISERS.................................22


     PURCHASING AND SELLING FUND SHARES..................................27


     DIVIDENDS AND DISTRIBUTIONS.........................................29


     TAXES...............................................................29


     FINANCIAL HIGHLIGHTS................................................30

     HOW TO OBTAIN MORE INFORMATION ABOUT
     SEI INSTITUTIONAL INVESTMENTS TRUST.........................Back Cover

2 PROSPECTUS

GLOBAL ASSET ALLOCATION

Each Fund has its own distinct risk and reward characteristics, investment objectives, policies and strategies. In addition to managing the Funds, SEI Investments Management Corporation (SIMC) constructs and maintains global asset allocation strategies for certain clients, and the Funds are designed in part to implement those strategies. The degree to which an investor's portfolio is invested in the particular market segments and/or asset classes represented by these Funds varies, as does the investment risk/return potential represented by each Fund. Some Funds, especially the High Yield Bond and Emerging Markets Equity Funds, may have extremely volatile returns. Because of the historical lack of correlation among various asset classes, an investment in a portfolio of Funds representing a range of asset classes as part of an asset allocation strategy may reduce the strategy's overall level of volatility. As a result, a global asset allocation strategy may reduce risk.

In managing the Funds, SIMC focuses on four key principles: asset allocation, portfolio structure, the use of specialist managers, and continuous portfolio management. Asset allocation across appropriate asset classes (represented by some of the Funds) is the central theme of SIMC's investment philosophy. SIMC seeks to reduce risk further by creating a portfolio that is diversified within each asset class. SIMC then oversees a network of specialist managers who invest the assets of these Funds in distinct segments of the market or class represented by each Fund. These specialist managers adhere to distinct investment disciplines, with the goal of providing greater consistency and predictability of results, as well as broader diversification across and within asset classes. Finally, SIMC regularly rebalances to ensure that the appropriate mix of assets is constantly in place, and constantly monitors and evaluates specialist managers for these Funds to ensure that they do not deviate from their stated investment philosophy or process.

ELIGIBLE INVESTORS


Eligible investors are principally institutions, including defined benefit plans, defined contribution plans, health care defined benefit plans and board-designated funds, insurance operating funds, foundations, endowments, public plans and Taft-Hartley plans, that have entered into an Investment Management Agreement (an "Agreement") with SIMC (collectively, "Eligible Investors"). More information about Eligible Investors is in the "Purchasing and Selling Fund Shares" section of this prospectus.

                                                                    PROSPECTUS 3

                                     RISK/RETURN INFORMATION COMMON TO THE FUNDS

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.


Each Fund has its own investment goal and strategies for reaching that goal. Each Fund's assets are managed under the direction of SIMC and one or more Sub-Advisers who invest portions of the Funds' assets in a way that they believe will help the Funds achieve their goal. SIMC acts as "manager of managers" for the Funds, and attempts to ensure that the Sub-Adviser(s) comply with the Funds' investment policies and guidelines. SIMC also recommends the appointment of additional or replacement Sub-Advisers to the Funds' Board. Still, investing in the Funds involves risks, and there is no guarantee that a Fund will achieve its goal. SIMC and the Sub-Advisers (the "Advisers") make judgments about the securities markets, the economy, or companies, but these judgments may not anticipate actual market movements or the impact of economic conditions on company performance. In fact, no matter how good a job the Sub-Advisers do, you could lose money on your investment in a Fund, just as you could with other investments. A Fund share is not a bank deposit, and it is not insured or guaranteed by the FDIC or any government agency.


The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect securities markets generally, as well as those that affect particular companies or governments. These price movements, sometimes called volatility, will vary depending on the types of securities the Fund owns and the markets in which they trade. The estimated level of volatility for each Fund is set forth in the Fund Summaries that follow. The effect on a Fund's share price of a change in the value of a single security holding will depend on how widely the Fund's holdings are diversified.

--------------------------------------------------------------------------------
YEAR 2000 RISKS


Like other mutual funds (and most organizations around the world), the Funds could be affected by computer problems related to the transition to the year 2000. While no one knows if these problems will have any impact on the Funds or on the financial markets in general, the Funds are taking steps to protect Fund investors. These include efforts to ensure that the Funds' own systems are prepared to make the transition to the year 2000, and to determine that the problem will not affect the systems used by the Funds' mission-critical service providers. The Funds have also sought and received assurances from these service providers that they are devoting significant resources to prevent material adverse consequences to the Funds. Whether these steps will be effective can only be known for certain in the year 2000. While such assurances have been received, year 2000 problems may ultimately negatively affect the companies and governments whose securities the Funds purchase, which may have an impact on the value of the Funds' shares. There is additional information on these risks in the Funds' Statement of Additional Information.

4 PROSPECTUS

LARGE CAP FUND

FUND SUMMARY

INVESTMENT GOAL                                     Long-term growth of capital and income
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              Medium to high
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       Utilizing multiple specialist sub-advisers, the
                                                    Fund invests in large cap U.S. common stocks

------------------------------------------------------------------------

INVESTMENT STRATEGY

The Large Cap Fund invests primarily in common stocks of U.S. companies with market capitalizations of more than $1 billion. The Fund uses a multi-manager approach, relying on a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SIMC. Each Sub-Adviser, in managing its portion of the Fund's assets, follows a distinct investment discipline. For example, the Sub-Advisers may include both value managers (i.e., managers that select stocks they believe are undervalued in light of such fundamental characteristics as earnings, book value or return on equity), and growth managers (i.e., managers that select stocks they believe have significant growth potential based on revenue and revenue growth and other factors). The Fund's portfolio is diversified as to issuers and industries.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

In addition, the Fund is subject to the risk that its principal market segment, large capitalization stocks, may underperform other equity market segments or the equity markets as a whole.

                                                                    PROSPECTUS 5

                                                                  LARGE CAP FUND

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's shares from year to year for two years.*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1997          35.69%
1998          25.33%


                   BEST QUARTER                                       WORST QUARTER
                      23.28%                                             -12.54%
                    (12/31/98)                                          (9/30/98)



* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM JANUARY 1, 1999, TO JUNE 30, 1999, WAS 13.03%.



This table compares the Fund's average annual total returns for the periods ended December 31, 1998, to those of the Frank Russell 1000 Index.



                                                       SINCE INCEPTION
                                          1 YEAR          (6/14/96)
---------------------------------------------------------------------------
LARGE CAP FUND                            25.33%            28.89%
---------------------------------------------------------------------------
FRANK RUSSELL 1000 INDEX*                 27.02%            28.77%**
---------------------------------------------------------------------------



* AN INDEX MEASURES THE MARKET PRICES OF A SPECIFIC GROUP OF SECURITIES IN A PARTICULAR MARKET OR SECURITIES IN A MARKET SECTOR. YOU CANNOT INVEST DIRECTLY IN AN INDEX. UNLIKE A MUTUAL FUND, AN INDEX DOES NOT HAVE AN INVESTMENT ADVISER AND DOES NOT PAY ANY COMMISSIONS OR EXPENSES. IF AN INDEX HAD EXPENSES, ITS MARKET PERFORMANCE WOULD BE LOWER. THE FRANK RUSSELL 1000 INDEX IS A WIDELY-RECOGNIZED, CAPITALIZATION-WEIGHTED (COMPANIES WITH LARGER MARKET CAPITALIZATIONS HAVE MORE INFLUENCE THAN THOSE WITH SMALLER MARKET CAPITALIZATIONS) INDEX OF THE 1,000 LARGEST U.S. COMPANIES.


** THE INCEPTION DATE FOR THE INDEX IS JUNE 30, 1996.


--------------------------------------------------------------------------------
------------------------------------------------------------------------
FUND FEES AND EXPENSES
This table describes the highest fees and expenses that you may currently pay if you buy and hold shares of the Fund.


ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND
ASSETS)
Investment Advisory Fees             0.40%
Distribution (12b-1) Fees             None
Other Expenses                       0.07%
                                ------------
Total Annual Fund Operating
Expenses                             0.48%*



* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE CURRENT FISCAL YEAR ARE EXPECTED TO BE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER AND ADMINISTRATOR ARE EACH VOLUNTARILY WAIVING A PORTION OF THEIR FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADVISER AND ADMINISTRATOR MAY DISCONTINUE ALL OR PART OF THEIR WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE EXPECTED TO BE AS FOLLOWS:



LARGE CAP FUND                                          0.26%



FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER AND SUB-ADVISERS" AND "DISTRIBUTION OF FUND SHARES."


EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, that Fund operating expenses remain the same, and that you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                1 YEAR    3 YEARS    5 YEARS    10 YEARS
Large Cap Fund                    $48       $151       $263        $591

6 PROSPECTUS

LARGE CAP VALUE FUND

FUND SUMMARY

INVESTMENT GOAL                                     Long-term growth of capital and income
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              Medium to high
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       Utilizing multiple specialist sub-advisers that
                                                    manage in a value style, the Fund invests in large
                                                    cap income-producing U.S. common stocks

------------------------------------------------------------------------


INVESTMENT STRATEGY OF THE FUND


The Large Cap Value Fund invests primarily in common stocks of U.S. companies with market capitalizations of more than $1 billion. The Fund uses a multi-manager approach, relying on a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SIMC. Each Sub-Adviser, in managing its portion of the Fund's assets, selects stocks it believes are undervalued in light of such fundamental characteristics as earnings, book value or return on equity. The Fund's portfolio is diversified as to issuers and industries.


WHAT ARE THE RISKS OF INVESTING IN THE FUND?


Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

In addition, the Fund is subject to the risk that its principal market segment, large capitalization value stocks, may underperform other equity market segments or the equity markets as a whole.

                                                                    PROSPECTUS 7

                                                            LARGE CAP VALUE FUND

PERFORMANCE INFORMATION

As of September 30, 1999, the Large Cap Value Fund had not commenced operations, and did not have a performance history.

--------------------------------------------------------------------------------
------------------------------------------------------------------------
FUND FEES AND EXPENSES

This table describes the highest fees and expenses that you may currently pay if you buy and hold shares of the Fund.


ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)                CLASS A SHARES
Investment Advisory Fees                                 0.35%
Distribution (12b-1) Fees                                 None
Other Expenses                                           0.10%*
                                                       -------
Total Annual Fund Operating Expenses                     0.45%**


* OTHER EXPENSES ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR.

** THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE CURRENT FISCAL YEAR ARE EXPECTED TO BE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER AND ADMINISTRATOR ARE EACH VOLUNTARILY WAIVING A PORTION OF THEIR FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADVISER AND ADMINISTRATOR MAY DISCONTINUE ALL OR PART OF THEIR WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE EXPECTED TO BE AS FOLLOWS:


LARGE CAP VALUE FUND                                    0.28%


FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER AND SUB-ADVISERS" AND "DISTRIBUTION OF FUND SHARES."


EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, that Fund operating expenses remain the same, and that you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                          1 YEAR    3 YEARS
Large Cap Value Fund                        $46       $144

8 PROSPECTUS

LARGE CAP GROWTH FUND

FUND SUMMARY

INVESTMENT GOAL                                     Capital appreciation
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              Medium to high
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       Utilizing multiple specialist sub-advisers that
                                                    manage in a growth style, the Fund invests in
                                                    large cap U.S. common stocks

------------------------------------------------------------------------


INVESTMENT STRATEGY OF THE FUND


The Large Cap Growth Fund invests primarily in common stocks of U.S. companies with market capitalizations of more than $1 billion. The Fund uses a multi-manager approach, relying on a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SIMC. Each Sub-Adviser, in managing its portion of the Fund's assets, selects stocks it believes have significant growth potential in light of such characteristics as revenue and earnings growth and positive earnings surprises. The Fund's portfolio is diversified as to issuers and industries.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.


WHAT ARE THE RISKS OF INVESTING IN THE FUND?


Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

In addition, the Fund is subject to the risk that its principal market segment, large capitalization growth stocks, may underperform other equity market segments or the equity markets as a whole.

                                                                    PROSPECTUS 9

                                                           LARGE CAP GROWTH FUND

PERFORMANCE INFORMATION

As of September 30, 1999, the Large Cap Growth Fund had not commenced operations, and did not have a performance history.

--------------------------------------------------------------------------------
------------------------------------------------------------------------
FUND FEES AND EXPENSES

This table describes the highest fees and expenses that you may currently pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)                CLASS A SHARES
Investment Advisory Fees                                 0.40%
Distribution (12b-1) Fees                                 None
Other Expenses                                           0.10%*
                                                        ------
Total Annual Fund Operating Expenses                     0.50%**

* OTHER EXPENSES ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR.

** THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE CURRENT FISCAL YEAR ARE EXPECTED TO BE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER AND ADMINISTRATOR ARE EACH VOLUNTARILY WAIVING A PORTION OF THEIR FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADVISER AND ADMINISTRATOR MAY DISCONTINUE ALL OR PART OF THEIR WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE EXPECTED TO BE AS FOLLOWS:


LARGE CAP GROWTH FUND                                   0.28%


FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER AND SUB-ADVISERS" AND "DISTRIBUTION OF FUND SHARES."


EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, that Fund operating expenses remain the same, and that you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                          1 YEAR    3 YEARS
Large Cap Growth Fund                       $51       $160

10 PROSPECTUS

SMALL CAP FUND

FUND SUMMARY

INVESTMENT GOAL                                     Capital appreciation
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              High
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       Utilizing multiple specialist sub-advisers, the
                                                    Fund invests in common stocks of smaller U.S.
                                                    companies

------------------------------------------------------------------------

INVESTMENT STRATEGY

The Small Cap Fund invests primarily in common stocks of U.S. companies with market capitalizations of less than $2 billion. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SIMC. Each Sub-Adviser, in managing its portion of the Fund's assets, follows a distinct investment discipline. For example, the Sub-Advisers may include both value managers (i.e., managers that select stocks they believe are undervalued in light of such fundamental characteristics as earnings, book value or return on equity), and growth managers (i.e., managers that select stocks they believe have significant earnings growth potential based on revenue and earnings growth and other factors). The Fund's portfolio is diversified as to issuers and industries.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that its principal market segment, small capitalization stocks, may underperform other equity market segments or the equity markets as a whole. The smaller capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. These securities are traded over the counter or listed on an exchange.

                                                                   PROSPECTUS 11

                                                                  SMALL CAP FUND

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's shares from year to year for two years.*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1997          23.75%
1998          -0.35%


                   BEST QUARTER                                       WORST QUARTER
                      20.38%                                             -22.68%
                    (12/31/98)                                          (9/30/98)



* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM JANUARY 1, 1999, TO JUNE 30, 1999, WAS 8.80%.



This table compares the Fund's average annual total returns for the periods ended December 31, 1998, to those of the Frank Russell 2000 Index.



                                                        SINCE INCEPTION
                                          1 YEAR           (6/14/96)
----------------------------------------------------------------------------
SMALL CAP FUND                             -0.35%             10.03%
----------------------------------------------------------------------------
FRANK RUSSELL 2000 INDEX*                  -2.55%              9.65%**
----------------------------------------------------------------------------



* AN INDEX MEASURES THE MARKET PRICES OF A SPECIFIC GROUP OF SECURITIES IN A PARTICULAR MARKET OR SECURITIES IN A MARKET SECTOR. YOU CANNOT INVEST DIRECTLY IN AN INDEX. UNLIKE A MUTUAL FUND, AN INDEX DOES NOT HAVE AN INVESTMENT ADVISER AND DOES NOT PAY ANY COMMISSIONS OR EXPENSES. IF AN INDEX HAD EXPENSES, ITS MARKET PERFORMANCE WOULD BE LOWER. THE FRANK RUSSELL 2000 INDEX IS A WIDELY-RECOGNIZED, CAPITALIZATION-WEIGHTED (COMPANIES WITH LARGER MARKET CAPITALIZATIONS HAVE MORE INFLUENCE THAN THOSE WITH SMALLER MARKET CAPITALIZATIONS) INDEX OF THE 2,000 SMALLEST U.S. COMPANIES OUT OF THE 3,000 LARGEST COMPANIES.

** THE INCEPTION DATE FOR THE INDEX IS JUNE 30, 1996.

--------------------------------------------------------------------------------
------------------------------------------------------------------------
FUND FEES AND EXPENSES
This table describes the highest fees and expenses that you may currently pay if you buy and hold shares of the Fund.


ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND
ASSETS)
Investment Advisory Fees             0.65%
Distribution (12b-1) Fees             None
Other Expenses                       0.08%
                                ------------
Total Annual Fund Operating
Expenses                             0.73%*



* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE CURRENT FISCAL YEAR ARE EXPECTED TO BE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER AND ADMINISTRATOR ARE EACH VOLUNTARILY WAIVING A PORTION OF THEIR FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADVISER AND ADMINISTRATOR MAY DISCONTINUE ALL OR PART OF THEIR WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE EXPECTED TO BE AS FOLLOWS:



SMALL CAP FUND                                          0.54%



FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER AND SUB-ADVISERS" AND "DISTRIBUTION OF FUND SHARES."


EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, that Fund operating expenses remain the same, and that you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                1 YEAR    3 YEARS    5 YEARS    10 YEARS
Small Cap Fund                    $75       $233       $406        $906

12 PROSPECTUS

INTERNATIONAL EQUITY FUND

FUND SUMMARY

INVESTMENT GOAL                                     Capital appreciation
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              Medium to High
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       Utilizing multiple specialist sub-advisers, the
                                                    Fund invests in equity securities of foreign
                                                    companies

------------------------------------------------------------------------

INVESTMENT STRATEGY

The International Equity Fund invests primarily in common stocks and other equity securities of foreign companies. The Fund primarily invests in companies located in developed countries, but may also invest in companies located in emerging markets. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SIMC. The Fund is diversified as to issuers, market capitalization, industry and country.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In the case of foreign stocks, these fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investing in issuers located in foreign countries poses distinct risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.


The Fund is also subject to the risk that its market segment, developed international equity securities, may underperform other equity market segments or the equity markets as a whole.

                                                                   PROSPECTUS 13

                                                       INTERNATIONAL EQUITY FUND

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's shares from year to year for two years.*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1997          -1.26%
1998          20.52%


                   BEST QUARTER                                       WORST QUARTER
                      19.82%                                             -15.10%
                    (12/31/98)                                          (9/30/98)



* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM JANUARY 1, 1999, TO JUNE 30, 1999, WAS 10.13%.


This table compares the Fund's average annual total returns for the periods ended December 31, 1998 to those of the Morgan Stanley MSCI EAFE Index.


                                                       SINCE INCEPTION
                                          1 YEAR          (6/14/96)
---------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND                 20.52%             8.11%
---------------------------------------------------------------------------
MORGAN STANLEY MSCI EAFE INDEX*           20.00%             8.96%**
---------------------------------------------------------------------------


* AN INDEX MEASURES THE MARKET PRICES OF A SPECIFIC GROUP OF SECURITIES IN A PARTICULAR MARKET OR SECURITIES IN A MARKET SECTOR. YOU CANNOT INVEST DIRECTLY IN AN INDEX. UNLIKE A MUTUAL FUND, AN INDEX DOES NOT HAVE AN INVESTMENT ADVISER AND DOES NOT PAY ANY COMMISSIONS OR EXPENSES. IF AN INDEX HAD EXPENSES, ITS MARKET PERFORMANCE WOULD BE LOWER. THE MORGAN STANLEY MSCI EAFE INDEX IS A WIDELY-RECOGNIZED, CAPITALIZATION-WEIGHTED (COMPANIES WITH LARGER MARKET CAPITALIZATIONS HAVE MORE INFLUENCE THAN THOSE WITH SMALLER CAPITALIZATIONS) INDEX OF OVER 900 SECURITIES LISTED ON THE STOCK EXCHANGES IN EUROPE, AUSTRALIA AND THE FAR EAST.

** THE INCEPTION DATE FOR THE INDEX IS JUNE 30, 1996.


--------------------------------------------------------------------------------
------------------------------------------------------------------------
FUND FEES AND EXPENSES

This table describes the highest fees and expenses that you may currently pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND
ASSETS)
Investment Advisory Fees             0.51%
Distribution (12b-1) Fees             None
Other Expenses                       0.15%
                                ------------
Total Annual Fund Operating
Expenses                             0.66%*


* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE CURRENT FISCAL YEAR ARE EXPECTED TO BE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER AND ADMINISTRATOR ARE EACH VOLUNTARILY WAIVING A PORTION OF THEIR FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADVISER AND ADMINISTRATOR MAY DISCONTINUE ALL OR PART OF THEIR WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE EXPECTED TO BE AS FOLLOWS:


INTERNATIONAL EQUITY FUND                               0.48%

FOR MORE INFORMATION ABOUT THESE FEES, SEE 'INVESTMENT ADVISER AND SUB-ADVISERS' AND 'DISTRIBUTION OF FUND SHARES.'

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, that Fund operating expenses remain the same, and that you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                1 YEAR    3 YEARS    5 YEARS    10 YEARS
International Equity Fund         $67       $211       $368        $822

14 PROSPECTUS

EMERGING MARKETS EQUITY FUND

FUND SUMMARY

INVESTMENT GOAL                                     Capital appreciation
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              Very High
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       Utilizing multiple specialist sub-advisers, the
                                                    Fund invests in equity securities of emerging
                                                    markets companies

------------------------------------------------------------------------

INVESTMENT STRATEGY

The Emerging Markets Equity Fund invests primarily in common stocks and other equity securities of foreign companies located in emerging market countries. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SIMC. The Fund is diversified as to issuers, market capitalization, industry and country.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In the case of foreign stocks, these fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. These factors contribute to price volatility, which is one principal risk of investing in the Fund.

Investing in issuers located in foreign countries poses distinct risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

The Fund is also subject to the risk that its market segment, emerging market equity securities, may underperform other equity market segments or the equity markets as a whole.

Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

                                                                   PROSPECTUS 15

                                                    EMERGING MARKETS EQUITY FUND

PERFORMANCE INFORMATION

As of September 30, 1999, the Emerging Markets Equity Fund had not commenced operations, and did not have a performance history.

--------------------------------------------------------------------------------
------------------------------------------------------------------------
FUND FEES AND EXPENSES
This table describes the highest fees and expenses that you may currently pay if you buy and hold shares of the Fund.


ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND
ASSETS)
Investment Advisory Fees             1.05%
Distribution (12b-1) Fees             None
Other Expenses                       0.51%*
                                -------------
Total Annual Fund Operating
Expenses                             1.56%**


* OTHER EXPENSES ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR.
** THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE CURRENT FISCAL YEAR ARE EXPECTED TO BE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER AND ADMINISTRATOR ARE EACH VOLUNTARILY WAIVING A PORTION OF THEIR FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADVISER AND ADMINISTRATOR MAY DISCONTINUE ALL OR PART OF THEIR WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE EXPECTED TO BE AS FOLLOWS:

EMERGING MARKETS EQUITY FUND                            1.40%


FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER AND SUB-ADVISERS" AND "DISTRIBUTION OF FUND SHARES."


EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, that Fund operating expenses remain the same, and that you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                          1 YEAR    3 YEARS
Emerging Markets Equity Fund                $159      $493

16 PROSPECTUS

CORE FIXED INCOME FUND

FUND SUMMARY

INVESTMENT GOAL                                     Current income and preservation of capital
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              Medium
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       Utilizing multiple specialist sub-advisers that
                                                    have fixed income investment expertise, the Fund
                                                    invests in investment grade U.S. fixed income
                                                    securities

------------------------------------------------------------------------

INVESTMENT STRATEGY

The Core Fixed Income Fund invests primarily in investment grade U.S. corporate and government fixed income securities, including mortgage-backed securities. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SIMC. Sub-Advisers are selected for their expertise in managing various kinds of fixed income securities, and each Sub-Adviser makes investment decisions based on an analysis of yield trends, credit ratings and other factors in accordance with its particular discipline. While each Sub-Adviser chooses securities of different types and maturities, the Fund in the aggregate generally will have a dollar-weighted average duration that is consistent with that of the broad U.S. fixed income market (currently
4.5 years).

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities is even greater than that of higher rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. They are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments, that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of the Fund's mortgage-backed securities and, therefore, to assess the volatility risk of the Fund.

The privately issued mortgage-backed securities that the Fund invests in are not issued or guaranteed by the U.S. Government or its agencies or instrumentalities and may bear a greater risk of nonpayment than securities that are backed by the U.S. Treasury. However, the timely payment of principal and interest normally is supported, at least partially, by various credit enhancements by banks and other financial institutions. There can be no assurance, however that such credit enhancements will support full payment of the principal and interest on such obligations. In addition, changes in the credit quality of the entity which provides credit enhancement could cause losses to the Fund and affect its share price.

The Fund is also subject to the risk that its market segment, U.S. fixed income securities, may underperform other fixed income market segments or the fixed income markets as a whole.

                                                                   PROSPECTUS 17

                                                          CORE FIXED INCOME FUND

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's shares from year to year for two years.*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1997           9.87%
1998           8.83%

                   BEST QUARTER                                       WORST QUARTER
                      4.05%                                               -0.54%
                    (9/30/98)                                           (3/31/97)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM JANUARY 1, 1999, TO JUNE 30, 1999, WAS -1.79%.

This table compares the Fund's average annual total returns for the periods ended December 31, 1998, to those of the Lehman Brothers Aggregate Bond Index.


                                                       SINCE INCEPTION
                                          1 YEAR          (6/14/96)
---------------------------------------------------------------------------
CORE FIXED INCOME FUND                     8.83%             9.92%
---------------------------------------------------------------------------
LEHMAN BROTHERS AGGREGATE BOND INDEX*      8.67%             9.35%**
---------------------------------------------------------------------------


* AN INDEX MEASURES THE MARKET PRICES OF A SPECIFIC GROUP OF SECURITIES IN A PARTICULAR MARKET OR SECURITIES IN A MARKET SECTOR. YOU CANNOT INVEST DIRECTLY IN AN INDEX. UNLIKE A MUTUAL FUND, AN INDEX DOES NOT HAVE AN INVESTMENT ADVISER AND DOES NOT PAY ANY COMMISSIONS OR EXPENSES. IF AN INDEX HAD EXPENSES, ITS MARKET PERFORMANCE WOULD BE LOWER. THE LEHMAN BROTHERS AGGREGATE BOND INDEX IS A WIDELY-RECOGNIZED, MARKET-WEIGHTED (HIGHER MARKET VALUE STOCKS HAVE MORE INFLUENCE THAN LOWER MARKET VALUE STOCKS) INDEX OF U.S. GOVERNMENT OBLIGATIONS, CORPORATE DEBT SECURITIES AND AAA RATED MORTGAGE-BACKED SECURITIES. ALL SECURITIES IN THE INDEX ARE RATED INVESTMENT GRADE (BBB) OR HIGHER, WITH MATURITIES OF AT LEAST 1 YEAR.
** THE INCEPTION DATE FOR THE INDEX IS JUNE 30, 1996.

--------------------------------------------------------------------------------
------------------------------------------------------------------------
FUND FEES AND EXPENSES

This table describes the highest fees and expenses that you may currently pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND
ASSETS)
Investment Advisory Fees             0.30%
Distribution (12b-1) Fees             None
Other Expenses                       0.11%
                                ------------
Total Annual Fund Operating
Expenses                             0.41%*

* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE CURRENT FISCAL YEAR ARE EXPECTED TO BE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER AND ADMINISTRATOR ARE EACH VOLUNTARILY WAIVING A PORTION OF THEIR FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADVISER AND ADMINISTRATOR MAY DISCONTINUE ALL OR PART OF THEIR WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE EXPECTED TO BE AS FOLLOWS:

CORE FIXED INCOME FUND                                  0.18%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER AND SUB-ADVISERS" AND "DISTRIBUTION OF FUND SHARES."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, that Fund operating expenses remain the same, and that you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                1 YEAR    3 YEARS    5 YEARS    10 YEARS
Core Fixed Income Fund            $42       $132       $230        $518

18 PROSPECTUS

HIGH YIELD BOND FUND

FUND SUMMARY

INVESTMENT GOAL                                     Total return
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              High
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       Utilizing a sub-adviser that has high yield
                                                    investment expertise, the Fund invests in high
                                                    yield, high risk securities

------------------------------------------------------------------------

INVESTMENT STRATEGY

The High Yield Bond Fund invests primarily in fixed income securities rated below investment grade ("junk bonds"), including corporate bonds and debentures, convertible and preferred securities, and zero coupon obligations. In managing the Fund's assets, the Sub-Adviser selects securities that offer a high current yield as well as total return potential. The Fund's securities are diversified as to issuers and industries. The Fund's average weighted maturity may vary, and will generally not exceed ten years. There is no limit on the maturity or on the credit quality of any security.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities is even greater than that of higher rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Junk bonds involve greater risks of default or downgrade and are more volatile than investment grade securities. Junk bonds involve a greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security.

The Fund is also subject to the risk that its market segment, high yield securities, may underperform other fixed income market segments or the fixed income markets as a whole.

                                                                   PROSPECTUS 19

                                                            HIGH YIELD BOND FUND

PERFORMANCE INFORMATION

As of September 30, 1999, the High Yield Bond Fund had not commenced operations, and did not have a performance history.

--------------------------------------------------------------------------------
------------------------------------------------------------------------
FUND FEES AND EXPENSES
This table describes the highest fees and expenses that you may currently pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)
Investment Advisory Fees                                  0.49%
Distribution (12b-1) Fees                                 None
Other Expenses                                           0.14%*
                                                       -------
Total Annual Fund Operating Expenses                     0.63%**

* OTHER EXPENSES ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR.
THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE CURRENT FISCAL YEAR ARE EXPECTED TO BE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER AND ADMINISTRATOR ARE EACH VOLUNTARILY WAIVING A PORTION OF THEIR FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADVISER AND ADMINISTRATOR MAY DISCONTINUE ALL OR PART OF THEIR WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE EXPECTED TO BE AS FOLLOWS:

HIGH YIELD BOND FUND                                    0.47%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER AND SUB-ADVISERS" AND "DISTRIBUTION OF FUND SHARES."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, that Fund operating expenses remain the same, and that you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                          1 YEAR    3 YEARS
High Yield Bond Fund                        $64       $202

20 PROSPECTUS

INTERNATIONAL FIXED INCOME FUND

FUND SUMMARY

INVESTMENT GOAL                                     Capital appreciation and current income
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              High
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       Utilizing a specialist sub-adviser, the Fund
                                                    invests in investment grade fixed income
                                                    securities of foreign government and corporate
                                                    issuers

------------------------------------------------------------------------

INVESTMENT STRATEGY

The International Fixed Income Fund invests primarily in foreign government, corporate, and mortgage-backed securities. In selecting investments for the Fund, the Sub-Adviser chooses investment grade securities issued by corporations and governments located in various developed foreign countries, looking for opportunities for capital appreciation and gain, as well as current income. The Fund's portfolio is not hedged against currency fluctuations relative to the U.S. dollar. There are no restrictions on the Fund's average portfolio maturity or on the maturity of any specific security.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities is even greater than that of higher rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. The Fund also is subject to the risk that its market segment, developed international fixed income securities, may underperform other fixed income market segments or the fixed income markets as a whole.

Investing in issuers located in foreign countries poses distinct risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

                                                                   PROSPECTUS 21

                                                 INTERNATIONAL FIXED INCOME FUND

PERFORMANCE INFORMATION

As of September 30, 1999, the International Fixed Income Fund had not commenced operations, and did not have a performance history.

--------------------------------------------------------------------------------
------------------------------------------------------------------------
FUND FEES AND EXPENSES
This table describes the highest fees and expenses that you may currently pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)
Investment Advisory Fees                                  0.45%
Distribution (12b-1) Fees                                 None
Other Expenses                                           0.32%*
                                                       -------
Total Annual Fund Operating Expenses                     0.77%**

* OTHER EXPENSES ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR.
** THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE CURRENT FISCAL YEAR ARE EXPECTED TO BE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER AND ADMINISTRATOR ARE EACH VOLUNTARILY WAIVING A PORTION OF THEIR FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADVISER AND ADMINISTRATOR MAY DISCONTINUE ALL OR PART OF THEIR WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE EXPECTED TO BE AS FOLLOWS:

INTERNATIONAL FIXED INCOME FUND                         0.61%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER AND SUB-ADVISERS" AND "DISTRIBUTION OF FUND SHARES."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, that Fund operating expenses remain the same, and that you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                          1 YEAR    3 YEARS
International Fixed Income Fund             $79       $246

22 PROSPECTUS

MORE INFORMATION ABOUT THE FUNDS' INVESTMENTS

This prospectus describes the Funds' primary strategies, and the Funds will normally invest at least 65% of their assets in the types of securities described in this prospectus. However, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Funds' Statement of Additional Information (SAI).

The investments and strategies described throughout this prospectus are those that the Sub-Advisers use under normal conditions. During unusual economic or market conditions or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and short-term obligations that would not ordinarily be consistent with the Funds' objectives. A Fund will do so only if the Adviser or Sub-Advisers believe that the risk of loss outweighs the opportunity for capital gains and higher income. Of course, there is no guarantee that any Fund will achieve its investment goal.

INVESTMENT ADVISER AND SUB-ADVISERS

SEI INVESTMENTS MANAGEMENT CORPORATION (SIMC) ACTS AS THE MANAGER OF MANAGERS OF THE FUNDS, AND IS RESPONSIBLE FOR THE INVESTMENT PERFORMANCE OF THE FUNDS SINCE IT ALLOCATES EACH FUND'S ASSETS TO ONE OR MORE SUB-ADVISERS AND RECOMMENDS HIRING OR CHANGING SUB-ADVISERS TO THE BOARD OF TRUSTEES. Each Sub-Adviser makes investment decisions for the assets it manages and continuously reviews, supervises and administers its investment program. SIMC oversees the Sub-Advisers to ensure compliance with the Funds' investment policies and guidelines, and monitors each Sub-Adviser's adherence to its investment style. The Board of Trustees supervises SIMC and the Sub-Advisers; establishes policies that they must follow in their management activities; and oversees the hiring and termination of Sub-Advisers recommended by SIMC. SIMC pays the Sub-Advisers out of the investment advisory fees it receives (described below).

SIMC, an SEC-registered adviser, serves as the Adviser to the Funds. As of May 31, 1999, SIMC had approximately $44 billion in assets under management. For the fiscal year ended May 31, 1999, SIMC received investment advisory fees as follows:

LARGE CAP FUND....................................    0.24%
LARGE CAP VALUE FUND..............................    0.35%*
LARGE CAP GROWTH FUND.............................    0.40%*
SMALL CAP FUND....................................    0.51%
INTERNATIONAL EQUITY FUND.........................    0.34%
EMERGING MARKETS EQUITY FUND......................    1.05%*
CORE FIXED INCOME FUND............................    0.13%
HIGH YIELD BOND FUND..............................    0.49%*
INTERNATIONAL FIXED INCOME FUND...................    0.45%*

        * NOT IN OPERATION AS OF MAY 31, 1999.

SUB-ADVISERS AND PORTFOLIO MANAGERS

LARGE CAP FUND:

ALLIANCE CAPITAL MANAGEMENT L.P.: A committee of investment professionals at Alliance Capital Management L.P. manages a portion of the assets of the Large Cap Fund.

LSV ASSET MANAGEMENT, L.P.: Josef Lakonishok, Andrei Shleifer and Robert Vishny of LSV Asset Management, L.P. ("LSV"), serve as portfolio managers of a portion of the assets of the Large Cap Fund. They are officers and partners of LSV. An

                                                                   PROSPECTUS 23

                                   MORE INFORMATION ABOUT THE FUNDS' INVESTMENTS

affiliate of SIMC owns an interest in LSV. SIMC pays LSV a fee, which is calculated and paid monthly, based on an annual rate of .20% of the average monthly market value of the assets of the Fund managed by LSV.

MELLON EQUITY ASSOCIATES, LLP: William P. Rydell and Robert A. Wilk of Mellon Equity Associates, LLP ("Mellon Equity"), serve as portfolio managers of a portion of the assets of the Large Cap Fund. Mr. Rydell is the President and Chief Executive Officer of Mellon Equity, and has been managing individual and collective portfolios at Mellon Equity since 1982. Mr. Wilk is a Senior Vice President and Portfolio Manager of Mellon Equity, and has been involved with securities analysis, quantitative research, asset allocation, trading, and client services at Mellon Equity since April 1990.

PROVIDENT INVESTMENT COUNSEL, INC.: George E. Handtmann III and Jeffrey J. Miller of Provident Investment Counsel, Inc. ("Provident"), serve as portfolio managers of a portion of the assets of the Large Cap Fund. Mr. Handtmann has been with Provident since 1982, and Mr. Miller has been with Provident since 1972.

SANFORD C. BERNSTEIN & CO., INC.: Lewis A. Sanders and Marilyn Goldstein Fedak of Sanford C. Bernstein & Co., Inc. ("Bernstein"), serve as portfolio managers of a portion of the assets of the Large Cap Fund. Mr. Sanders has been employed by Bernstein since 1969, and is currently Chairman of the Board, Chief Executive Officer, and a Director of Bernstein. Ms. Fedak, Chief Investment Officer-Large Capitalization Domestic Equities and a Director of Bernstein, has been employed by Bernstein since 1984.

TCW FUNDS MANAGEMENT INC.: Glen E. Bickerstaff of TCW Funds Management Inc. ("TCW") serves as portfolio manager of a portion of the assets of the Large Cap Fund. Mr. Bickerstaff is a Managing Director of TCW, and has over 18 years of investment experience dedicated to investing large cap growth securities. Mr. Bickerstaff joined TCW in May, 1998 after 10 years at Transamerica Investment Services, where he served as Vice President and Senior Portfolio Manager.

LARGE CAP VALUE FUND:

LSV ASSET MANAGEMENT, L.P.: Josef Lakonishok, Andrei Shleifer and Robert Vishny of LSV Asset Management, L.P. ("LSV"), serve as portfolio managers of a portion of the assets of the Large Cap Value Fund. They are officers and partners of LSV. An Affiliate of SIMC owns an interest in LSV. SIMC pays LSV a fee, which is calculated and paid monthly, based on an annual rate of .20% of the average monthly market value of the assets of the Fund managed by LSV.

MELLON EQUITY ASSOCIATES, LLP: William P. Rydell and Robert A. Wilk of Mellon Equity Associates, LLP ("Mellon Equity"), serve as portfolio managers of a portion of the assets of the Large Cap Value Fund. Mr. Rydell is the President and Chief Executive Officer of Mellon Equity, and has been managing individual and collective portfolios at Mellon Equity since 1982. Mr. Wilk is a Senior Vice President and Portfolio Manager of Mellon Equity, and has been involved with securities analysis, quantitative research, asset allocation, trading, and client services at Melon Equity since April 1990.

SANFORD C. BERNSTEIN & CO., INC.: Lewis A. Sanders and Marilyn Goldstein Fedak of Sanford C. Bernstein & Co., Inc. ("Bernstein"), serve as portfolio managers of a portion of the assets of the Large Cap Value Fund. Mr. Sanders has been employed by Bernstein since 1969, and is currently Chairman of the Board, Chief Executive Officer, and a Director of Bernstein. Ms. Fedak, Chief Investment Officer - Large Capitalization Domestic Equities and a Director of Bernstein, has been employed by Bernstein since 1984.

LARGE CAP GROWTH FUND:

ALLIANCE CAPITAL MANAGEMENT, L.P.: A committee of investment professionals at Alliance Capital Management L.P. manages a portion of the assets of the Large Cap Growth Fund.

24 PROSPECTUS

MORE INFORMATION ABOUT THE FUNDS' INVESTMENTS

PROVIDENT INVESTMENT COUNSEL, INC.: George E. Handtmann III and Jeffrey J. Miller of Provident Investment Counsel, Inc. ("Provident"), serve as a portfolio managers of a portion of the assets of the Large Cap Growth Fund. Mr. Handtmann has been with Provident since 1982, and Mr. Miller has been with Provident since 1972.

TCW FUNDS MANAGEMENT INC.: Glen E. Bickerstaff of TCW Funds Management Inc. ("TCW") serves as portfolio manager of a portion of the assets of the Large Cap Growth Fund. Mr. Bickerstaff is a Managing Director of TCW, and has over 18 years of investment experience dedicated to investing large cap growth securities. Mr. Bickerstaff joined TCW in May, 1998 after 10 years at Transamerica Investment Services, where he served as Vice President and Senior Portfolio Manager.

SMALL CAP FUND:

ARTISAN PARTNERS LIMITED PARTNERSHIP: Scott Satterwhite of Artisan Partners Limited Partnership ("Artisan") serves as portfolio manager of a portion of the assets of the Small Cap Fund. Mr. Satterwhite, a managing director of Artisan, has been with Artisan since 1996. Prior to joining Artisan, Mr. Satterwhite was a portfolio manager at Wachovia Bank, N.A.

BOSTON PARTNERS ASSET MANAGEMENT, L.P.: Wayne J. Archambo, C.F.A., of Boston Partners Asset Management, L.P. ("BPAM"), serves as portfolio manager of a portion of the assets of the Small Cap Fund. He has been employed by BPAM since its organization, and has 14 years experience investing in equities. Prior to joining BPAM, Mr. Archambo was employed at The Boston Company Asset Management, Inc. ("TBCAM"), from 1989 through April 1995. He created TBCAM's small cap value product in 1992.

FURMAN SELZ CAPITAL MANAGEMENT, LLC: Matthew S. Price and David C. Campbell of Furman Selz Capital Management, LLC ("Furman Selz"), serve as portfolio managers of a portion of the assets of the Small Cap Fund. Mr. Price and Mr. Campbell have been with Furman Selz for over 5 and 7 years, respectively. Prior to Joining Furman Selz, Mr. Price and Mr. Campbell were Senior Portfolio Managers at Value Line Asset Management.

LSV ASSET MANAGEMENT, L.P.: Josef Lakonishok, Andrei Shleifer and Robert Vishny of LSV Asset Management, L.P. ("LSV"), serve as portfolio managers of a portion of the assets of the Small Cap Fund. They are officers and partners of LSV. An affiliate of SIMC owns an interest in LSV. SIMC pays LSV a fee, which is calculated and paid monthly, based on an annual rate of .50% of the average monthly market value of the assets of the Fund managed by LSV.

MELLON EQUITY ASSOCIATES, LLP: William P. Rydell and Robert A. Wilk of Mellon Equity Associates, LLP ("Mellon Equity"), serve as portfolio managers of a portion of the assets of the Small Cap Fund. Mr. Rydell is the President and Chief Executive Officer of Mellon Equity, and has been managing individual and collective portfolios at Mellon Equity since 1982. Mr. Wilk is a Senior Vice President and Portfolio Manager of Mellon Equity, and has been involved with securities analysis, quantitative research, asset allocation, trading, and client services at Mellon Equity since April 1990.

NICHOLAS-APPLEGATE CAPITAL MANAGEMENT: Arthur E. Nicholas and John Kane of Nicholas-Applegate Capital Management ("Nicholas-Applegate"), serve as portfolio managers of a portion of the assets of the Small Cap Fund. Mr. Nicholas is the founder and Chief Investment Officer of the firm. Under the supervision of Mr. Nicholas, the U.S. Systematic team is responsible for the day to day management of the Small Cap Growth Fund's assets. Mr. Kane is the lead portfolio manager of the U.S. Systematic team. He has been a fund manager and investment team leader since June 1994. Prior to joining Nicholas-Applegate, he had 25 years of investment/economics experience with ARCO Investment Management Company and General Electric Company.

POLYNOUS CAPITAL MANAGEMENT, INC.: Kevin Wenck, founder and President of Polynous Capital Management, Inc. ("Polynous"), serves as portfolio manager of a portion of the assets of the Small Cap Fund. Prior to founding Polynous, Mr. Wenck was a portfolio manager at LGT Asset Management. He has over 20 years of investment experience.

                                                                   PROSPECTUS 25

                                   MORE INFORMATION ABOUT THE FUNDS' INVESTMENTS

RS INVESTMENT MANAGEMENT, L.P.: Jim Callinan of RS Investment Management, L.P. (formerly, Robertson Stephens Investment Management, L.P.) ("RSIM"), serves as portfolio manager of a portion of the assets of the Small Cap Fund. Mr. Callinan is a managing director of RSIM. He joined RSIM in June 1996 after nine years at Putnam Investments ("Putnam") in Boston, where he served as a portfolio manager of the Putnam OTC Emerging Growth Fund. Mr. Callinan also served as a specialty growth research analyst and portfolio manager of both the Putnam Emerging Information Science Trust Fund and the Putnam Emerging Health Sciences Trust Fund while at Putnam.

SAWGRASS ASSET MANAGEMENT, LLC: Dean McQuiddy of Sawgrass Asset Management, LLC ("Sawgrass"), serves as portfolio manager of a portion of the assets of the Small Cap Growth Fund. Mr. McQuiddy, a founding Principal of Sawgrass, has 12 years of investment experience. Prior to joining Sawgrass, he was a portfolio manager at Barnett Capital Advisors.

SECURITY CAPITAL GLOBAL CAPITAL MANAGEMENT GROUP INCORPORATED: Anthony R. Manno, Jr., Kenneth D. Statz, and Kevin W. Bedell comprise the Portfolio Management Committee of Security Capital Global Capital Management Group, Incorporated ("Security Capital"). The Portfolio Management Committee is responsible for determining the portfolio composition for the Fund's assets allocated to Security Capital. The members of the Portfolio Management Committee have an average of 18 years of investment experience.

WALL STREET ASSOCIATES: William Jeffery III and Kenneth F. McCain of Wall Street Associates ("WSA") serve as portfolio managers of a portion of the assets of the Small Cap Fund. Each is a controlling principal of WSA. They each have over 27 years of investment management experience. David Baratta, who joined WSA in 1999, also serves as a portfolio manager of a portion of the assets of the Small Cap Fund. Prior to joining WSA, Mr. Baratta was a portfolio manager of Morgan Grenfell, Inc. for 5 years. He has over 18 years of investment experience.

INTERNATIONAL EQUITY FUND:

ACADIAN ASSET MANAGEMENT, INC.: A committee of investment professionals at Acadian Asset Management, Inc. manages a portion of the assets of the International Equity Fund.

CAPITAL GUARDIAN TRUST COMPANY: A committee of investment professionals at Capital Guardian Trust Company manages a portion of the assets of the International Equity Fund.

OECHSLE INTERNATIONAL ADVISORS, LLC: S. Dewey Keesler, Jr., of Oechsle International Advisors, LLC ("Oechsle"), serves as portfolio manager of a portion of the assets of the International Equity Fund. Prior to joining Oechsle in 1995, Mr. Keesler was a Portfolio Manager and Investment Director for the State of Wisconsin Investment Board and has over 17 years of investment experience.

SCOTTISH WIDOWS INVESTMENT MANAGEMENT LIMITED: Albert Morillo of Scottish Widows Investment Management Limited ("Scottish Widows") serves as portfolio manager of a portion of the assets of the International Equity Fund. Mr. Morillo joined Scottish Widows as a UK analyst in 1985, and became head of the European Team in 1991. Mr. Morillo sits on the Investment Policy Committee and has asset allocation responsibilities for the firm's global equity accounts. Mr. Morillo has been a member of the European Team since 1986.

SG YAMAICHI ASSET MANAGEMENT COMPANY, LTD., SG PACIFIC ASSET MANAGEMENT, INC., AND SGY ASSET MANAGEMENT (SINGAPORE) LTD.: Marco Wong and Hiroyoshi Nakagawa of SG Yamaichi Asset Management Co., Ltd. ("SG Yamaichi"), SG Pacific Asset Management, Inc. ("SG Pacific"), and SGY Asset Management (Singapore) Ltd. ("SGY"), serve as portfolio managers of a portion of the assets of the International Equity Fund. Mr. Wong leads the management team for the assets of the Fund allocated to SG Pacific, SGY and SG Yamaichi. Mr. Wong has been with SG Yamaichi since 1986. Mr. Nakagawa oversees the Japan investment team in Tokyo, and also serves as portfolio manager for the International Equity Fund. Mr. Nakagawa joined SG Yamaichi in 1977.

26 PROSPECTUS

MORE INFORMATION ABOUT THE FUNDS' INVESTMENTS

EMERGING MARKETS EQUITY FUND:


CORONATION ASSET MANAGEMENT (PROPRIETARY) LIMITED: Anthony Gibson, Louis Stassen, and Walter Aylett of Coronation Asset Management (Proprietary) Limited ("Coronation") serve as portfolio managers of a portion of the assets of the Emerging Markets Equity Fund. Prior to joining Coronation in 1993, Mr. Gibson, the head of Coronation's Investment Committee, and Mr. Stassen, the head of Coronation's research department, worked at Syfrets Managed Assets for seven years and one year, respectively. Prior to joining Syfrets Managed Assets, Mr. Stassen worked as an Investment Analyst for Allan Gray Investment Counsel. Prior to joining Coronation, Mr. Aylett worked at Syfrets Managed Assets as Fund Manager and Head of Research.


CREDIT SUISSE ASSET MANAGEMENT LIMITED: Glenn Wellman and Isabel Knight of Credit Suisse Asset Management Limited ("Credit Suisse") serve as portfolio managers of a portion of the assets of the Emerging Markets Equity Fund. Mr. Wellman is a Managing Director of Credit Suisse. Prior to joining Credit Suisse in 1993, he was a Director and Senior Vice President at Alliance Capital Limited. Ms. Knight is a Director of Credit Suisse. Prior to joining Credit Suisse in 1997, she was Senior Fund Manager at Foreign and Colonial from 1995 to 1997. From 1992 to 1995, Ms. Knight was a Portfolio Manager for Morgan Stanley Asset Management.

MORGAN STANLEY DEAN WITTER INVESTMENT MANAGEMENT INC.: Robert L. Meyer, Michael Perl and Andy Skov of Morgan Stanley Dean Witter Investment Management Inc. ("MSDW") serve as portfolio managers of a portion of the assets of the Emerging Markets Equity Fund. Mr. Meyer is a Managing Director and joined MSDW in 1989 after working for the law firm of Irell & Manella. Mr. Perl is a Vice President and joined MSDW after 6 years at Bankers Trust Australia, where he served as a Portfolio Manager. Mr. Skov is a Principal and joined MSDW after 4 years as an Associate at Bankers Trust.


NICHOLAS-APPLEGATE CAPITAL MANAGEMENT: Arthur E. Nicholas of Nicholas-Applegate Capital Management ("Nicholas-Applegate") serves as portfolio manager of a portion of the assets of the Emerging Markets Equity Fund. Mr. Nicholas is the founder and Chief Investment Officer of the firm, and oversees the Firm's investment teams. The Emerging Markets team also consists of Larry Speidell, Pedro Marcal, Ernesto Ramos, and Jessica Goncalves. Mr. Speidell is a partner of Nicholas-Applegate and has been employed by Nicholas-Applegate since 1994. Mr. Marcal is a partner of Nicholas-Applegate and has been employed by Nicholas-Applegate since 1994. Mr. Ramos has been employed by Nicholas-Applegate since 1994. Ms. Goncalves has been employed by Nicholas-Applegate since 1995.


SG PACIFIC ASSET MANAGEMENT, INC. AND SGY ASSET MANAGEMENT (SINGAPORE) LTD.:
Marco Wong of SG Pacific Asset Management, Inc. ("SG Pacific") and SGY Asset Management (Singapore) Ltd. ("SGY"), serves as portfolio manager of a portion of the assets of the Emerging Markets Equity Fund. Mr. Wong leads the management team for the assets of the Fund allocated to SG Pacific and SGY. Mr. Wong has been with SG Yamaichi Asset Management Co., Ltd., the parent of SGY and SG Pacific, since 1986.

CORE FIXED INCOME FUND:

BLACKROCK FINANCIAL MANAGEMENT, INC.: Keith Anderson and Andrew Phillips of BlackRock Financial Management, Inc. ("BlackRock"), serve as portfolio managers of a portion of the assets of the Core Fixed Income Fund. Mr. Anderson is a Managing Director and Co-Head of Portfolio Management at BlackRock, and has 14 years' experience investing in fixed income securities. Mr. Phillips is a Principal and portfolio manager with primary responsibility for the management of the firm's investment activities in fixed-rate mortgage securities.

FIRSTAR INVESTMENT RESEARCH & MANAGEMENT COMPANY, LLC: Charles Groeschell of Firstar Investment Research & Management Company, LLC ("FIRMCO"), serves as portfolio manager of a portion of the assets of the Core Fixed Income Fund. Mr. Groeschell is a Senior Vice President of FIRMCO, and has been employed by FIRMCO or its affiliates since 1983. He has 16 years experience in fixed income management.

                                                                   PROSPECTUS 27

                                   MORE INFORMATION ABOUT THE FUNDS' INVESTMENTS

WESTERN ASSET MANAGEMENT COMPANY: A committee of investment professionals at Western Asset Management Company manages a portion of the assets of the Core Fixed Income Fund.

HIGH YIELD BOND FUND:

CREDIT SUISSE ASSET MANAGEMENT LLC/AMERICAS: Richard J. Lindquist, C.F.A., of Credit Suisse Asset Management LLC/ Americas ("CSAM") serves as portfolio manager of the High Yield Bond Fund. Mr. Lindquist joined CSAM in 1995 as a result of CSAM's acquisition of CS First Boston Investment Management, and has had 15 years of investment management experience, all of which were with high yield bonds. Prior to joining CS First Boston, Mr. Lindquist was with Prudential Insurance Company of America where he managed high yield funds totaling approximately $1.3 billion.

NOMURA CORPORATE RESEARCH AND ASSET MANAGEMENT INC.: Robert Levine, CFA, President and Chief Executive Officer of Nomura Corporate Research and Asset Management Inc. ("Nomura") and Richard A. Buch, Managing Director and Senior Portfolio Manager of Nomura, are responsible for the management of Nomura's high yield bond portfolios and research analysis. Prior to joining Nomura, Mr. Levine was President of Kidder, Peabody High Yield Asset Management, Inc. and Managing Director of Kidder, Peabody & Co., where he created their first high yield bond mutual fund. Prior to joining Nomura, Mr. Buch was with Kidder, Peabody & Co. where he served as Senior Vice President of the Kidder, Peabody Asset Management, Inc. Mr. Levine and Mr. Buch each have over 20 years of investment experience.

INTERNATIONAL FIXED INCOME FUND:

STRATEGIC FIXED INCOME, L.L.C.: Kenneth Windheim, Gregory Barnett and David Jallits of Strategic Fixed Income, L.L.C. ("Strategic"), serve as portfolio managers of the International Fixed Income Fund. Mr. Windheim is the President of Strategic. Prior to joining Strategic, Mr. Windheim was the Chief Investment Officer and Managing Director of the group which managed global fixed income portfolios at Prudential Asset Management. Prior to joining Strategic, Mr. Barnett was portfolio manager for the Pilgrim Multi-Market Income Fund. Prior to that, he was vice president and senior fixed income portfolio manager at Lexington Management. Prior to joining Strategic, Mr. Jallits was Senior Portfolio Manager for a hedge fund at Teton Partners. From 1992 to 1993, he was Vice President and Global Fixed Income Portfolio Manager at The Putnam Companies.

PURCHASING AND SELLING FUND SHARES

This section tells you how to buy or sell (sometimes called "redeem") shares of the Funds.


The Funds offer shares only to Eligible Investors that have signed an Investment Management Agreement with SIMC. Under each Agreement, SIMC will consult with the Eligible Investor to define its investment objectives, desired returns and tolerance for risk, and to develop a plan for the allocation of its assets. Each Agreement sets forth the fee to be paid to SIMC, which is ordinarily expressed as a percentage of the Eligible Investor's assets managed by SIMC. This fee, which is negotiated by the Eligible Investor and SIMC, may include a performance based fee or a fixed-dollar fee for certain specified services. For information on how to open an account and set up procedures for placing transactions, call 1-800-DIAL-SEI.


HOW TO PURCHASE FUND SHARES

You may purchase shares on any day that the New York Stock Exchange is open for business (a Business Day).

Eligible Investors (as defined above) may purchase Class A shares by placing orders with the Funds' Transfer Agent (or its authorized agent). Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems. Cash investments must be transmitted or delivered in federal funds to the Funds' wire agent by the

28 PROSPECTUS

MORE INFORMATION ABOUT THE FUNDS' INVESTMENTS

close of business on the day after the order is placed. The Funds may reject any purchase order if they determine that accepting the order would not be in the best interests of the Funds or their shareholders.

When you purchase or sell Fund shares through certain financial institutions (rather than directly from the Funds), you may have to transmit your purchase and sale requests to these financial institutions at an earlier time for your transaction to become effective that day. This allows these financial institutions time to process your requests and transmit them to the Funds.

                                                                   PROSPECTUS 29

                                   MORE INFORMATION ABOUT THE FUNDS' INVESTMENTS

Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase, redemption and exchange requests for Fund shares. These requests are normally executed at the NAV next determined after the intermediary receives the request. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

If you deal directly with a financial institution or financial intermediary, you will have to follow the institution's or intermediary's procedures for transacting with the Funds. For more information about how to purchase or sell Fund shares through your financial institution, you should contact your financial institution directly. Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain of these broker-dealers or other financial intermediaries.

The price per share (the offering price) will be the NAV next determined after the Funds receive your purchase order. Each Fund's NAV is calculated once each Business Day at the regularly-scheduled close of normal trading on the New York Stock Exchange (normally, 4:00 p.m. Eastern time). So, for you to receive the current Business Day's NAV, generally the Funds (or an authorized agent) must receive your purchase order before 4:00 p.m. Eastern time.

HOW THE FUNDS CALCULATE NAV

NAV for one Fund share is the value of that share's portion of all of the net assets in the Fund. In calculating NAV, each Fund generally values its portfolio securities at their market price. If market prices are unavailable or the Funds think that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees. Some Funds hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Funds do not calculate NAV. As a result, the market value of these Funds' investments may change on days when you cannot purchase or sell Fund shares.

MINIMUM PURCHASES

To purchase shares for the first time, Eligible Investors must invest at least $100,000 in any Fund. The Funds may accept investments of smaller amounts at their discretion.

HOW TO SELL YOUR FUND SHARES

Holders of Fund shares may sell shares on any Business Day by following the procedures established when they opened their account or accounts. If you have questions, call 1-800-DIAL-SEI. If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your financial institution or intermediary may charge you a fee for its services. The sale price of each share will be the next NAV determined after the Funds (or their authorized intermediary) receive your request.

RECEIVING YOUR MONEY

Normally, the Funds will send your sale proceeds the Business Day after the Funds receive your request, but it may take up to seven days. Your proceeds will be wired to your bank account.

30 PROSPECTUS

MORE INFORMATION ABOUT THE FUNDS' INVESTMENTS

REDEMPTIONS IN KIND

The Funds generally pay sale proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds' remaining shareholders) the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Funds may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about this is in the SAI.

TELEPHONE TRANSACTIONS

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. Although the Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Funds are not responsible for any losses or costs incurred by following telephone instructions the Funds reasonably believe to be genuine. If you or your financial institution transact with the Funds over the telephone, you will generally bear the risk of any loss.

DISTRIBUTION OF FUND SHARES

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Funds. SIDCo. receives no compensation for distributing the Funds' shares.

DIVIDENDS AND DISTRIBUTIONS


The Funds distribute their investment income periodically as a dividend to shareholders. It is the policy of the International Fixed Income, Emerging Markets Equity and International Equity Funds to pay dividends periodically (at least once annually), the Core Fixed Income and High Yield Bond Funds to pay dividends monthly, and the Small Cap, Large Cap, Large Cap Value and Large Cap Growth Funds to pay dividends quarterly. The Funds make distributions of capital gains, if any, at least annually.


You will receive dividends and distributions in cash unless otherwise stated.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Funds have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Each Fund will distribute substantially all of its investment income and capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. EACH SALE OF FUND SHARES IS A TAXABLE EVENT.

The International Equity, Emerging Markets Equity, and International Fixed Income Funds may be able to pass along a tax credit for foreign income taxes they pay. The Funds will notify you if they give you this credit.

MORE INFORMATION ABOUT TAXES IS IN THE FUNDS' SAI.

                                                                   PROSPECTUS 31

                                                            FINANCIAL HIGHLIGHTS

The tables that follow present performance information about the shares of the Large Cap, Small Cap, International Equity and Core Fixed Income Funds. This information is intended to help you understand each Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the tables represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions.

This information has been audited by PricewaterhouseCoopers, LLP independent public accountants. Their report, along with each Fund's financial statements, appears in the Funds' annual report that accompanies the SAI. You can obtain the Funds' annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.


FOR THE PERIODS ENDED MAY 31

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                           NET
                                                         REALIZED                         DISTRIBUTIONS
                             NET ASSET                     AND           DISTRIBUTIONS         FROM
                               VALUE       NET          UNREALIZED          FROM NET         REALIZED      NET ASSET
                             BEGINNING  INVESTMENT  GAINS/ (LOSSES) ON     INVESTMENT        CAPITAL       VALUE END     TOTAL
                             OF PERIOD    INCOME        SECURITIES           INCOME           GAINS        OF PERIOD     RETURN
                             ---------  ----------  ------------------   --------------   --------------   ----------   --------
----------------
LARGE CAP FUND
--------------
1999.......................  $  16.35   $    0.20   $       2.88         $    (0.20)      $    (0.41)      $    18.82      19.40%
1998.......................     12.66        0.18           3.98              (0.18)           (0.29)           16.35      33.36
1997(1)....................     10.00        0.17           2.63              (0.14)              --            12.66      28.22
----------------
SMALL CAP FUND
--------------
1999.......................  $  13.12   $    0.03   $      (0.89)        $    (0.04)      $    (0.87)      $    11.35      (5.81)%
1998.......................     10.86        0.07           2.78              (0.07)           (0.52)           13.12      26.68
1997(1)....................     10.00        0.06           0.85              (0.05)              --            10.86       9.18
--------------------------
INTERNATIONAL EQUITY FUND
-----------------------
1999.......................  $  11.35   $    0.10   $       0.65         $    (0.17)      $    (0.35)      $    11.58       6.93%
1998.......................     10.69        0.19           0.86              (0.16)           (0.23)           11.35      10.40
1997(1)....................     10.00        0.14           0.61              (0.05)           (0.01)           10.69       7.56
------------------------
CORE FIXED INCOME FUND
---------------------
1999.......................  $  10.57   $    0.62   $      (0.18)        $    (0.63)      $    (0.16)      $    10.22       4.15%
1998.......................     10.13        0.64           0.50              (0.64)           (0.06)           10.57      11.60
1997(1)....................     10.00        0.64           0.17              (0.64)           (0.04)           10.13       8.28

                                                                                        RATIO OF
                                                          RATIO OF      RATIO OF     NET INVESTMENT
                                                             NET        EXPENSES         INCOME
                                            RATIO OF     INVESTMENT    TO AVERAGE      TO AVERAGE
                              NET ASSETS    EXPENSES       INCOME      NET ASSETS      NET ASSETS      PORTFOLIO
                                END OF     TO AVERAGE    TO AVERAGE    (EXCLUDING      (EXCLUDING       TURNOVER
                             PERIOD (000)  NET ASSETS    NET ASSETS     WAIVERS)        WAIVERS)          RATE
                             ------------  -----------   -----------   -----------   ---------------   ----------
----------------
LARGE CAP FUND
--------------
1999.......................  $  1,669,945      0.26%         1.16%         0.48%           0.94%           60%
1998.......................     1,149,337      0.32          1.28          0.50            1.10            72
1997(1)....................       438,818      0.34          1.65          0.53            1.46            71
----------------
SMALL CAP FUND
--------------
1999.......................  $    338,839      0.54%         0.33%         0.73%           0.14%          154%
1998.......................       302,355      0.59          0.61          0.75            0.45           120
1997(1)....................       123,941      0.60          0.70          0.79            0.51           163
--------------------------
INTERNATIONAL EQUITY FUND
-----------------------
1999.......................  $    690,389      0.43%         1.40%         0.66%           1.17%           82%
1998.......................       554,421      0.53          2.21          0.70            2.04           109
1997(1)....................       384,663      0.63          1.73          0.82            1.54           120
------------------------
CORE FIXED INCOME FUND
---------------------
1999.......................  $  1,046,367      0.18%         5.81%         0.41%           5.58%          393%
1998.......................       763,236      0.20          6.13          0.41            5.92           324
1997(1)....................       349,304      0.21          6.60          0.42            6.39           194

Amounts designated as "--" are either $0 or have been rounded to $0.
(1) The Funds commenced operations on June 14, 1996. All ratios except total return have been annualized.

SEI INSTITUTIONAL
      INVESTMENTS TRUST

INVESTMENT ADVISER

SEI INVESTMENTS MANAGEMENT CORPORATION
ONE FREEDOM VALLEY DRIVE
OAKS, PA 19456

DISTRIBUTOR

SEI INVESTMENTS DISTRIBUTION CO.
ONE FREEDOM VALLEY DRIVE
OAKS, PA 19456

LEGAL COUNSEL

MORGAN, LEWIS & BOCKIUS LLP

More information about the Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)
------------------------------------------------

The SAI dated September 30, 1999, contains more detailed information about SEI Institutional Investments Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS
------------------------------------------------

These reports list the Funds' holdings and contain information from the Fund's managers about strategies and recent market conditions and trends and their impact on performance. The reports also contain detailed financial information about the Funds.

TO OBTAIN MORE INFORMATION:
------------------------------------------------

--------------------------------------------------------------------------------

BY TELEPHONE: Call 1-800-DIAL-SEI

BY MAIL: Write to the Funds at:
        One Freedom Valley Drive
        Oaks, PA 19456

BY INTERNET: http://www.seic.com

FROM THE SEC: You can also obtain the SAI or the Annual Report and Semi-Annual Reports, as well as other information about SEI Institutional Investments Trust, from the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information call 1-800-SEC-0330). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-6009.

The Funds' Investment Company Act registration number is 811-7257.

--------------------------------------------------------------------------------

                      SEI INSTITUTIONAL INVESTMENTS TRUST

Adviser:

  SEI Investments Management Corporation

Administrator:

  SEI Investments Fund Management

Distributor:

  SEI Investments Distribution Co.

Sub-Advisers:


Acadian Asset Management, Inc.
Alliance Capital Management L.P.
Artisan Partners Limited Partnership
BlackRock Financial Management, Inc.
Boston Partners Asset Management, L.P.
Capital Guardian Trust Company
Coronation Asset Management (Proprietary)
  Limited
Credit Suisse Asset Management, LLC/Americas
Credit Suisse Asset Management, Limited
Firstar Investment Research & Management
  Company, LLC
Furman Selz Capital Management LLC
LSV Asset Management, L.P.
Mellon Equity Associates, LLP
Morgan Stanley Dean Witter Investment
  Management Inc.
Nicholas-Applegate Capital Management
Nomura Corporate Research and
  Asset Management Inc.
Oechsle International Advisers, LLC
Polynous Capital Management, Inc.
Provident Investment Counsel, Inc.
RS Investment Management, L.P.
Sanford C. Bernstein & Co., Inc.
Sawgrass Asset Management, LLC
Scottish Widows Investment Management
  Limited
Security Capital Global Capital Management
  Group Incorporated
SG Pacific Asset Management, Inc.,
  SGY Pacific Asset Management (Singapore)
  Limited and SG Yamaichi Asset
  Management Co., Ltd.
Strategic Fixed Income, LLC
TCW Funds Management Inc.
Wall Street Associates
Western Asset Management Company


    This STATEMENT OF ADDITIONAL INFORMATION is not a Prospectus. It is intended to provide additional information regarding the activities and operations of the SEI Institutional Investments Trust (the "Trust") and should be read in conjunction with the Trust's Prospectus dated September 30, 1999. A Prospectus may be obtained through SEI Investments Distribution Co., Oaks, Pennsylvania 19456.

                               TABLE OF CONTENTS


The Trust.................................................................   S-3
Investment Objectives and Policies........................................   S-3
Description of Permitted Investments and Risk Factors.....................   S-6
Description of Ratings....................................................  S-23
Investment Limitations....................................................  S-25
The Administrator and Transfer Agent......................................  S-27
The Adviser and Sub-Advisers..............................................  S-28
Distribution..............................................................  S-33
Trustees and Officers of the Trust........................................  S-33
Performance...............................................................  S-36
Purchase and Redemption of Shares.........................................  S-37
Taxes.....................................................................  S-38
Fund Transactions.........................................................  S-40
Description of Shares.....................................................  S-42
Limitation of Trustees' Liability.........................................  S-42
Voting....................................................................  S-42
Shareholder Liability.....................................................  S-43
5% Shareholders...........................................................  S-43
Master/Feeder Option......................................................  S-44
Custodian.................................................................  S-44
Experts...................................................................  S-44
Legal Counsel.............................................................  S-45
Financial Statements......................................................  S-45


September 30, 1999

                                   THE TRUST

    SEI Institutional Investments Trust (the "Trust") is an open-end management investment company that has diversified and non-diversified funds. The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated March 1, 1995. The Declaration of Trust permits the Trust to offer separate series ("funds") of units of beneficial interest ("shares") and different classes of shares. Each share of each fund represents an equal proportionate interest in that fund with each other share of that fund.

    The management and affairs of the Trust are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. The Trustees have approved contracts under which, as described above, certain companies provide essential management services to the Trust. All consideration received by the Trust for shares of any fund, and all assets of such fund belong to that fund and would be subject to the liabilities related thereto. The Trust pays its expenses, including the fees of its service providers, audit and legal expenses, expenses of preparing prospectuses, proxy solicitation materials and reports to shareholders, costs of custodial services and registering the shares under federal and state securities laws, pricing, insurance expenses, litigation and other extraordinary expenses, brokerage costs, interest charges, taxes and organizational expenses.

    This Statement of Additional Information relates to the following funds:
Large Cap, Large Cap Value, Large Cap Growth, Small Cap, Core Fixed Income, High Yield Bond, International Fixed Income, Emerging Markets Equity and International Equity Funds (each a "Fund" and, together, the "Funds").

                       INVESTMENT OBJECTIVES AND POLICIES

    LARGE CAP FUND--The investment objective of the Large Cap Fund is long-term growth of capital and income.

    Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of large companies (I.E., companies with market capitalizations of more than $1 billion at the time of purchase). Any remaining assets may be invested in investment grade fixed income securities, including variable and floating rate securities, or in equity securities of smaller companies that the Fund's advisers believe are appropriate in light of the Fund's objective. The Fund may also purchase illiquid securities, shares of other investment companies and real estate investment trusts ("REITs"), when-issued and delayed-delivery securities and zero coupon obligations. The Fund may also borrow money and lend its securities to qualified borrowers.

    LARGE CAP VALUE FUND--The investment objective of the Large Cap Value Fund is long-term growth of capital and income. There can be no assurance that the Fund will achieve its investment objective.


    Under normal market conditions, the Fund will invest at least 65% of its total assets in a diversified portfolio of high quality, income producing common stocks of large companies (I.E., companies with market capitalizations of more than $1 billion) which, in the opinion of the advisers, are undervalued in the marketplace at the time of purchase. In general, the advisers characterize high quality securities as those that have above-average reinvestment rates. The advisers also consider other factors, such as earnings and dividend growth prospects, as well as industry outlook and market share. Any remaining assets may be invested in other equity securities and in investment grade fixed income securities. Investment grade fixed income securities are securities that are rated at least BBB by Standard & Poor's Corporation ("S&P") or Baa by Moody's Investors Service, Inc. ("Moody's"). The Fund may also borrow money, invest in illiquid securities, when-issued and delayed-delivery securities, shares of real estate investment trusts REITs, and shares of other investment companies, and lend its securities to qualified buyers.


    LARGE CAP GROWTH FUND--The investment objective of the Large Cap Growth Fund is capital appreciation. There can be no assurance that the Fund will achieve its investment objective.

    Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of large companies (I.E., companies with market capitalizations of more than $1 billion) which, in the opinion of the advisers, possess significant growth potential. Any remaining assets may be invested in investment grade fixed income securities or in equity securities of smaller companies that the Fund's advisers believe are appropriate in light of the Fund's objective. The Fund may also borrow money, invest in illiquid securities, when-issued and delayed-delivery securities, shares of REITs, and shares of other investment companies, and lend its securities to qualified buyers.

    SMALL CAP FUND--The investment objective of the Small Cap Fund is capital appreciation.

    Under normal market conditions, the Fund will invest at least 65% of its total assets in the equity securities of smaller companies (I.E., companies with market capitalizations of less than $2 billion at the time of purchase). Any remaining assets may be invested in investment grade fixed income securities, including variable and floating rate securities, or in equity securities of larger companies that the Fund's advisers believe are appropriate in light of the Fund's objective. The Fund may also purchase illiquid securities, shares of other investment companies and REITs, when-issued and delayed-delivery securities and zero coupon obligations. The Fund may also borrow money and lend its securities to qualified borrowers.

    INTERNATIONAL EQUITY FUND--The International Equity Fund seeks to provide capital appreciation.

    Under normal market conditions, the Fund will invest at least 65% of its total assets in the equity securities of non-U.S. issuers located in at least three different countries. Any remaining assets will be invested in securities of emerging markets issuers, U.S. or non-U.S. cash reserves and money market instruments, as well as variable and floating rate securities. The Fund may also purchase illiquid securities, shares of other investment companies, obligations of supranational entities, when-issued and delayed-delivery securities and zero coupon obligations. The Fund may also borrow money, enter into forward foreign currency and swap contracts and lend its securities to qualified buyers.

    Securities of non-U.S. issuers purchased by the Fund may be purchased on exchanges in foreign markets, on U.S. registered exchanges or the domestic or foreign over-the-counter markets.

    EMERGING MARKETS EQUITY FUND--The Emerging Markets Equity Fund seeks to provide capital appreciation.

    Under normal market conditions, the Fund will invest at least 65% of its total assets in the equity securities of emerging market issuers. The Fund defines an emerging market country as any country the economy and market of which the World Bank or the United Nations considers to be emerging or developing. The Fund's advisers consider emerging market issuers to include companies the securities of which are principally traded in the capital markets of emerging market countries; that derive at least 50% of their total revenue from either goods produced or services rendered in emerging market countries, regardless of where the securities of such companies are principally traded; or that are organized under the laws of and have a principal office in an emerging market country. Under normal market conditions, the Fund maintains investments in at least six emerging market countries and does not invest more than 35% of its total assets in any one country.

    The Fund may invest any remaining assets in investment grade fixed income securities, including variable and floating rate securities, of emerging market governments and companies, and may invest up to 5% of its total assets in securities that are rated below investment grade. Certain securities issued by governments of emerging market countries are or may be eligible for conversion into investments in emerging market companies under debt conversion programs sponsored by such governments. Bonds rated below investment grade are often referred to as "junk bonds." Such securities involve greater risk of default or price volatility than investment grade securities.

    When in the Fund's adviser's opinion there is an insufficient supply of suitable securities from emerging market issuers, the Fund may invest up to 20% of its total assets in the equity securities of non-emerging market companies contained in the Morgan Stanley Capital International Europe, Australia and Far East Index (the "EAFE Index"). These companies typically have larger average market capitalizations than the emerging market companies in which the Fund generally invests.

    Securities of non-U.S. issuers purchased by the Fund may be purchased on exchanges in foreign markets, on U.S. registered exchanges or the domestic or foreign over-the-counter markets, and may be purchased in initial public offerings. The Fund may also purchase illiquid securities, including "special situation" securities, shares of other investment companies, obligations of supranational entities, when-issued and delayed-delivery securities and zero coupon obligations. The Fund may also borrow money, enter into forward foreign currency transactions and swap contracts and lend its securities to qualified buyers.

    CORE FIXED INCOME FUND--The investment objective of the Core Fixed Income Fund is current income consistent with the preservation of capital.

    Under normal market conditions, the Fund will invest at least 65% of its total assets in investment grade fixed income securities. The Fund may acquire all types of fixed income securities issued by domestic and foreign private and governmental issuers, including mortgage-backed and asset-backed securities and variable and floating rate securities. The Fund may invest not only in traditional fixed income securities, such as bonds and debentures, but in structured securities that make interest and principal payments based upon the performance of specified assets or indices. Structured securities include mortgage-backed securities such as pass-through certificates, collateralized mortgage obligations and interest and principal only components of mortgage-backed securities. The Fund may also invest in mortgage dollar roll transactions, construction loans, Yankee obligations, illiquid securities, shares of other investment companies, obligations of supranational agencies, warrants, when-issued and delayed-delivery securities and zero coupon obligations. The Fund may also borrow money and lend its securities to qualified borrowers.

    The Core Fixed Income Fund invests in a portfolio with a dollar-weighted average duration that will, under normal market conditions, stay within plus or minus 20% of what the advisers believe to be the average duration of the domestic bond market as a whole. The advisers base their analysis of the average duration of the domestic bond market on bond market indices which they believe to be representative. The advisers currently use the Lehman Aggregate Bond Index for this purpose.

    HIGH YIELD BOND FUND--The investment objective of the High Yield Bond Fund is to maximize total return.


    Under normal market conditions, the Fund will invest at least 65% of its total assets in fixed income securities that are below investment grade, I.E., rated below the top four rating categories by a nationally recognized statistical rating organization ("NRSRO") at the time of purchase, or, if not rated, determined to be of comparable quality by the Fund's advisers. Below investment grade securities are commonly referred to as "junk bonds," and generally entail increased credit and market risk. See "Lower Rated Securities" in "General Investment Policies and Risk Factors." The achievement of the Fund's investment objective may be more dependent on the advisers' own credit analysis than would be the case if the Fund invested in higher rated securities. There is no bottom limit on the ratings of high yield securities that may be purchased and held by the Fund. These securities may have predominantly speculative characteristics or may be in default. Any remaining assets may be invested in equity, investment grade fixed income and money market securities that the adviser believes are appropriate in light of the Fund's objective.


    The Fund may acquire all types of fixed income securities issued by domestic and foreign private and governmental issuers, including mortgage-backed and asset-backed securities, and variable and floating rate securities. The Fund may also invest in Yankee obligations, illiquid securities, shares of other investment companies and REITs, warrants, when-issued and delayed-delivery securities, zero coupon obligations, pay-in-kind and deferred payment securities. The Fund may also borrow money, enter into forward foreign currency contracts, and lend its securities to qualified buyers. The Fund's advisers may vary the average maturity of the securities in the Fund without limit, and there is no restriction on the maturity of any individual security.

    The Fund's advisers will consider ratings, but it will perform its own analyses and will not rely principally on ratings. The Fund's advisers will consider, among other things, the price of the security and the financial history and condition, the prospects and the management of an issuer in selecting securities for the Fund.

    INTERNATIONAL FIXED INCOME FUND--The International Fixed Income Fund seeks to provide capital appreciation and current income.

    Under normal market conditions, the Fund will invest in at least 65% of its total assets in investment grade fixed income securities of issuers located in at least three countries other than the United States.

    The International Fixed Income Fund may invest its remaining assets in obligations issued or guaranteed as to principal and interest by the United States Government, its agencies or instrumentalities ("U.S. Government securities") and preferred stocks of U.S. and foreign issuers. The Fund also may engage in short selling against the box. The Fund may also invest in securities of companies located in and governments of emerging market countries, as defined below. Investments in emerging markets countries will not exceed 5% of the Fund's total assets at the time of purchase. Such investments entail different risks than investments in securities of companies and governments of more developed, stable nations.

    The Fund may acquire all types of fixed income securities issued by foreign private and governmental issuers, including mortgage-backed and asset-backed securities, and variable and floating rate securities. The Fund may invest in traditional fixed income securities such as bonds and debentures, and in structured securities that derive interest and principal payments from specified assets or indices. All such investments will be in investment grade securities denominated in various currencies, including the European Currency Unit. The Fund may also invest in illiquid securities, shares of other investment companies, obligations of supranational entities, warrants, when-issued and delayed-delivery securities and zero coupon obligations. The Fund may also borrow money, enter into forward foreign currency transactions and swap contracts and lend its securities to qualified buyers. Furthermore, although the Fund will concentrate its investments in relatively developed countries, the Fund may invest up to 20% of its assets in fixed income securities of issuers in, or denominated in the currencies of, developing countries and that are investment-grade securities or determined by the advisers to be of comparable quality to such securities and debt obligations at the time of purchase.

    There are no restrictions on the average maturity of the Fund or the maturity of any single instrument. Maturities may vary widely depending on the Fund's advisers' assessment of interest rate trends and other economic and market factors.

    The Fund is a non-diversified fund. Investment in a non-diversified company may entail greater risk than investment in a diversified company. The Fund's ability to focus its investments on a fewer number of issuers means that economic, political or regulatory developments affecting the Fund's investment securities could have a greater impact on the total value of the Fund than would be the case if the Fund were diversified among more issuers. The Fund intends to comply with the diversification requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). See "Taxes" for additional information.

    There can be no assurance that the Funds will achieve their respective investment objectives.


             DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS


    AMERICAN DEPOSITARY RECEIPTS ("ADRs"), EUROPEAN DEPOSITARY RECEIPTS ("EDRs"), CONTINENTAL DEPOSITARY RECEIPTS ("CDRs") AND GLOBAL DEPOSITARY RECEIPTS ("GDRs")--ADRs are securities, typically issued by a U.S. financial institution (a "depositary"), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depositary. ADRs include American Depositary Shares and New York Shares. EDRs, which are sometimes referred to as Continental Depositary Receipts ("CDRs"), are securities, typically issued by a non-U.S. financial institution, that evidence ownership interests in a security or a pool of securities issued by either a U.S. or foreign issuer. GDRs are issued globally and evidence a similar ownership arrangement. Generally, ADRs are designed for trading in the U.S. securities market, EDRs are designed for trading in European securities market and GDRs are designed for trading in non-U.S. securities markets. ADRs, EDRs, CDRs and GDRs may be available for investment through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the reciept's underlying security. Holders of an unsponsored depositary receipt generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through to the holders of the receipts voting rights with respect to the deposited securities.

    ASSET-BACKED SECURITIES--Asset-backed securities are secured by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing such debt. Credit support for asset-backed securities may be based on the underlying assets and/or provided through credit enhancements by a third party. Credit enhancement techniques include letters of credit, insurance bonds, limited guarantees (which are generally provided by the issuer), senior-subordinated structures and overcollateralization. The Core Fixed Income, High Yield Bond and International Fixed Income Funds may invest in asset-backed securities. A Fund may also invest in other asset-backed securities that may be created in the future if the advisers determine that they are suitable.

    Asset-backed securities are not issued or guaranteed by the United States Government or its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and for a certain period by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. There also is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities. In addition, credit card receivables are unsecured obligations of the card holder.

    The market for asset-backed securities is at a relatively early stage of development. Accordingly, there may be limited secondary market for such securities.

    BANKERS' ACCEPTANCES--a bill of exchange or time draft drawn on and accepted by a commercial bank. It is used by corporations to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

    CERTIFICATES OF DEPOSIT--a negotiable interest bearing instrument with a specific maturity. Certificates of deposit are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market, prior to maturity. Certificates of deposit have penalties for early withdrawal.

    COMMERCIAL PAPER--the term used to designate unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a few days to nine months. (See "Description of Ratings").

    CONSTRUCTION LOANS--in general, are mortgages on multifamily homes that are insured by the Federal Housing Administration (FHA) under various federal programs of the National Housing Act of 1934 and its amendments. Several FHA programs have evolved to ensure the construction financing and permanent mortgage financing on multifamily residences, nursing homes, elderly residential facilities, and health care units. Project loans typically trade in two forms: either as FHA- or GNMA-insured pass-through securities. In this case, a qualified issuer issues the pass-through securities while holding the underlying mortgage loans as collateral. Regardless of form, all projects are government-guaranteed by the U.S. Department of Housing and Urban Development
(HUD) through the FHA insurance fund. The credit backing of all FHA and GNMA projects derives from the FHA insurance fund, and so projects issued in either form enjoy the full faith and credit backing of the U.S. Government.

    Most project pools consist of one large mortgage loan rather than numerous smaller mortgages, as is typically the case with agency single-family mortgage securities. As such, prepayments on projects are driven by the incentives most mortgagors have to refinance, and are very project-specific in nature. However, to qualify for certain government programs, many project securities contain specific prepayment restrictions and penalties.

    Under multifamily insurance programs, the government insures the construction financing of projects as well as the permanent mortgage financing on the completed structures. This is unlike the single-family mortgage market, in which the government only insures mortgages on completed homes. Investors purchase new projects by committing to fund construction costs on a monthly basis until the project is built. Upon project completion, an investors construction loan commitments are converted into a proportionate share of the final permanent project mortgage loan. The construction financing portion of a project trades in the secondary market as an insured Construction Loan Certificate (CLC). When the project is completed, the investor exchanges all the monthly CLCs for an insured Permanent Loan Certificate (PLC). The PLC is an insured pass-through security backed by the final mortgage on the completed property. As such, PLCs typically have a thirty-five to forty year maturity, depending on the type of final project. There are vastly more PLCs than CLCs in the market, owing to the long economic lives of the project structures. While neither CLCs or PLCs are as liquid as agency single-family mortgage securities, both are traded on the secondary market and would generally not be considered illiquid. The benefit to owning these securities is a relatively high yield combined with significant prepayment protection, which generally makes these types of securities more attractive when prepayments are expected to be high in the mortgage market. CLCs typically offer a higher yield due to the fact that they are somewhat more administratively burdensome to account for.

    CONVERTIBLE SECURITIES--Convertible securities are corporate securities that are exchangeable for a set number of another security at a prestated price. Convertible securities typically have characteristics similar to both fixed income and equity securities. Because of the conversion feature, the market value of a convertible security tends to move with the market value of the underlying stock. The value of a convertible security is also affected by prevailing interest rates, the credit quality of the issuer, and any call provisions.

    EQUITY SECURITIES--Equity securities represent ownership interests in a company or corporation and consist of common stock, preferred stock, warrants and other rights to acquire such instruments. Equity securities may be listed on exchanges or traded in the over-the-counter market. Investments in common stocks are subject to market risks which may cause their prices to fluctuate over time. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions. Changes in the value of fund securities will not necessarily affect cash income derived from these securities, but will affect a Fund's net asset value.

    Investments in the equity securities of small capitalization companies involves greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of small companies are often traded over-the-counter and may not be traded in volumes typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

    FIXED INCOME SECURITIES--Fixed income securities consist primarily of debt obligations issued by governments, corporations, municipalities and other borrowers, but may also include structured securities that provide for participation interests in debt obligations. The market value of fixed income investments will generally change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of these securities will not affect cash income derived from these securities, but will affect a Fund's net asset value.


    Fixed income securities are considered investment grade if they are rated in one of the four highest rating categories by a NRSRO, or, if not rated, are determined to be of comparable quality by the Fund's advisers. The "Appendix" to this Prospectus sets forth a description of the bond rating categories of several NRSROs. Ratings of each NRSRO represents its opinion of the safety of principal and interest payments (and not the market risk) of bonds and other fixed income securities it undertakes to rate at the time of issuance. Ratings are not absolute standards of quality and may not reflect changes in an issuer's creditworthiness. Fixed income securities rated BBB or Baa lack outstanding investment characteristics, and have speculative characteristics as well. In the event a security owned by a Fund is downgraded, the adviser will review the situation and take appropriate action with regard to the security.



    FOREIGN SECURITIES--may consist of obligations of foreign branches of U.S. banks and foreign banks, including European Certificates of Deposit, European Time Deposits, Canadian Time Deposits and Yankee Certificates of Deposit and investments in Canadian Commercial Paper, foreign securities and Europaper. In addition, a Fund may invest in ADRs traded on registered exchanges or NASDAQ. While a Fund expects to invest primarily in sponsored ADRs, a joint arrangement between the issuer and the depositary, some ADRs may be unsponsored. These instruments may subject a Fund to investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks include future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization, or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in the exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations, less uniformity in accounting and reporting requirements, the possibility that there will be less information on such securities and their issuers available to the public, the difficulty of obtaining or enforcing court judgments abroad, restrictions on foreign investments in other jurisdictions, difficulties in effecting repatriation of capital invested abroad and difficulties in transaction settlements and the effect of delay on shareholder equity. Foreign securities may be subject to foreign taxes, and may be less marketable than comparable U.S. securities. The value of a Fund's investments denominated in foreign currencies will depend on the relative strengths of those currencies and the U.S. dollar, and a Fund may be affected favorably or unfavorably by changes in the exchange rates or exchange or currency control regulations between foreign currencies and the U.S. dollar. Changes in foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains if any, to be distributed to shareholders by a Fund. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

    A Fund's investments in emerging markets can be considered speculative, and therefore may offer higher potential for gains and losses than investments in developed markets of the world. With respect to any emerging country, there may be a greater potential for nationalization, expropriation or confiscatory taxation, political changes, government regulation, social instability or diplomatic developments (including war) which could affect adversely the economies of such countries or investments in such countries. The economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange or currency controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.

    In addition to the risks of investing in emerging market country debt securities, a Fund's investment in government, government-related and restructured debt instruments are subject to special risks, including the inability or unwillingness to repay principal and interest, requests to reschedule or restructure outstanding debt, and requests to extend additional loan amounts. A Fund may have limited recourse in the event of default on such debt instruments.

    FORWARD FOREIGN CURRENCY CONTRACTS--involve an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract. A Fund may enter into a contract to sell, for a fixed amount of U.S. dollars or other appropriate currency, the amount of foreign currency approximating the value of some or all of the Fund's securities denominated in such foreign currency. Forward currency contracts do not eliminate fluctuations in the values of fund securities but rather allow a Fund to establish a rate of exchange for a future point in time. At the maturity of a forward contract, the Fund may either sell a fund security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader, obligating it to purchase, on the same maturity date, the same amount of the foreign currency. The Fund may realize a gain or loss from currency transactions.

    When entering into a contract for the purchase or sale of a security in a foreign currency, a Fund may enter into a foreign forward currency contract for the amount of the purchase or sale price to protect against variations, between the date the security is purchased or sold and the date on which payment is made or received, in the value of the foreign currency relative to the United States Dollar or other foreign currency.

    Also, when the adviser anticipates that a particular foreign currency may decline substantially relative to the United States dollar or other leading currencies, in order to reduce risk, a Fund may enter into a forward contract to sell, for a fixed amount, the amount of foreign currency approximating the value of its securities denominated in such foreign currency. With respect to any such forward foreign currency contract, it generally will not be possible to match precisely the amount covered by that contract and the value of the securities involved due to changes in the values of such securities resulting from market movements between the date the forward contract is entered into and the date it matures. In addition, while forward currency contracts may offer protection from losses resulting from declines in value of a particular foreign currency, they also limit potential gains which might result from increases in the value of such currency. A Fund will also incur costs in connection with forward foreign currency contracts and conversions of foreign currencies into United States dollars. The Fund will place assets in a segregated account to assure that its obligations under forward foreign currency contracts are covered.

    FUTURES AND OPTIONS ON FUTURES--Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. A Fund may use futures contracts and related options for BONA FIDE hedging purposes, to offset changes in the value of securities held or expected to be acquired or be disposed of, to minimize fluctuations in foreign currencies, or to gain exposure to a particular market or instrument. A Fund will minimize the risk that it will be unable to close out a futures contract by only entering into futures contracts which are traded on national futures exchanges.

    An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the Index is made; generally contracts are closed out prior to the expiration date of the contract.

    In order to avoid leveraging and related risks, when a Fund invests in futures contracts, it will cover its position by depositing an amount of cash or liquid securities, equal to the market value of the futures positions held, less margin deposits, in a segregated account and that amount will be marked to market on a daily basis.

    There are risks associated with these activities, including the following:
(1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures; (3) there may not be a liquid secondary market for a futures contract or option; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in futures contracts and futures options.

    A Fund may enter into futures contracts and options on futures contracts traded on an exchange regulated by the Commodities Futures Trading Commission ("CFTC"), as long as, to the extent that such transactions are not for "bona fide hedging purposes," the aggregate initial margin and premiums on such positions (excluding the amount by which such options are in the money) do not exceed 5% of a Fund's net assets.

    ILLIQUID SECURITIES--Illiquid securities are securities that cannot be disposed of within seven business days at approximately the price at which they are being carried on the Fund's books. Illiquid securities include demand instruments with a demand notice period exceeding seven days, securities for which there is no active secondary market, and repurchase agreements with durations over 7 days in length.

    The Emerging Markets Equity Fund's advisers believe that carefully selected investments in joint ventures, cooperatives, partnerships, private placements, unlisted securities and other similar situations (collectively, "special situations") could enhance its capital appreciation potential. Investments in special situations may be illiquid, as determined by the Emerging Markets Equity Fund's advisers based on criteria approved by the Board of Trustees. To the extent these investments are deemed illiquid, the Emerging Markets Equity Fund's investment in them will be consistent with its 15% restriction on investment in illiquid securities.

    INVESTMENT COMPANIES--Because of restrictions on direct investment by U.S. entities in certain countries, investment in other investment companies may be the most practical or only manner in which an international and global fund can invest in the securities markets of those countries. A Fund does not intend to invest in other investment companies unless, in the judgment of its advisers, the potential benefits of such investments exceed the associated costs (which includes any investment advisory fees charged by the investment companies) relative to the benefits and costs associated with direct investments in the underlying securities.

    Investments in closed-end investment companies may involve the payment of substantial premiums above the net asset value of such issuers' fund securities, and are subject to limitations under the 1940 Act. A Fund may incur tax liability to the extent it invests in the stock of a foreign issuer that constitutes a "passive foreign investment company."

    LOWER RATED SECURITIES--lower-rated bonds are commonly referred to as "junk bonds" or high yield/high risk securities. These securities are rated "Baa" or "BBB" or lower by an NRSRO. Each Fund may invest in securities rated as low as "C" by Moody's or "D" by S&P. These ratings indicate that the obligations are speculative and may be in default. The High Yield Bond and Emerging Markets Equity Funds may invest in lower rated securities. Fixed income securities are subject to the risk of an issuer's ability to meet principal and interest payments on the obligation (credit risk), and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (market risk). Lower rated or unrated (I.E., high yield) securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which primarily react to movements in the general level of interest rates. Yields and market values of high yield securities will fluctuate over time, reflecting not only changing interest rates but the market's perception of credit quality and the outlook for economic growth. When economic conditions appear to be deteriorating, medium to lower rated securities may decline in value due to heightened concern over credit quality, regardless of prevailing interest rates. Investors should carefully consider the relative risks of investing in high yield securities and understand that such securities generally are not meant for short-term investing.

    The high yield market is relatively new and its growth paralleled a long period of economic expansion and an increase in merger, acquisition and leveraged buyout activity. Adverse economic developments can disrupt the market for high yield securities, and severely affect the ability of issuers, especially highly leveraged issuers, to service their debt obligations or to repay their obligations upon maturity which may lead to a higher incidence of default on such securities. In addition, the secondary market for high yield securities, which is concentrated in relatively few market makers, may not be as liquid as the secondary market for more highly rated securities. As a result, a Fund's advisers could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded. Furthermore, a Fund may experience difficulty in valuing certain securities at certain times. Prices realized upon the sale of such lower rated or unrated securities, under these circumstances, may be less than the prices used in calculating such Fund's net asset value. Prices for high yield securities may also be affected by legislative and regulatory developments.

    Lower rated or unrated fixed income obligations also present risks based on payment expectations. If an issuer calls the obligations for redemption, a Fund may have to replace the security with a lower yielding security, resulting in a decreased return for investors. If a Fund experiences unexpected net redemptions, it may be forced to sell its higher rated securities, resulting in a decline in the overall credit quality of the Fund's investment portfolio and increasing the exposure of the Fund to the risks of high yield securities.

    GROWTH OF HIGH YIELD BOND, HIGH-RISK BOND MARKET. The widespread expansion of government, consumer and corporate debt within the U.S. economy has made the corporate sector more vulnerable to economic downturns or increased interest rates. Further, an economic downturn could severely disrupt the market for lower rated bonds and adversely affect the value of outstanding bonds and the ability of the issuers to repay principal and interest.

    SENSITIVITY TO INTEREST RATE AND ECONOMIC CHANGES. Lower rated bonds are very sensitive to adverse economic changes and corporate developments. During an economic down turn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. If the issuer of a bond defaulted on its obligations to pay interest or principal or entered into bankruptcy proceedings, a Fund may incur losses or expenses in seeking recovery of amounts owed to it. In addition, periods of economic uncertainty and change can be expected to result in increased volatility of market prices of high-yield, high-risk bonds and a Fund's net asset value.

    PAYMENT EXPECTATIONS. High-yield, high-risk bonds may contain redemption or call provisions. If an issuer exercised these provisions in a declining interest rate market, a Fund would have to replace the security with a lower yielding security, resulting in a decreased return for investors. Conversely, a high-yield, high-risk bond's value will decrease in a rising interest rate market, as will the value of a Fund's assets. If a Fund experiences significant unexpected net redemptions, this may force it to sell high-yield, high-risk bonds without regard to their investment merits, thereby decreasing the asset base upon which expenses can be spread and possibly reducing the Fund's rate of return.

    LIQUIDITY AND VALUATION. There may be little trading in the secondary market for particular bonds, which may affect adversely a Fund's ability to value accurately or dispose of such bonds. Adverse publicity and investor perception, whether or not based on fundamental analysis, may decrease the value and liquidity of high-yield, high-risk bonds, especially in a thin market.

    TAXES. A Fund may purchase debt securities (such as zero-coupon or pay-in-kind securities) that contain original issue discount. Original issue discount that accretes in a taxable year is treated as earned by a Fund and therefore is subject to the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). Because the original issue discount earned by a Fund in a taxable year may not be represented by cash income, the Fund may have to dispose of other securities and use the proceeds to make distributions to shareholders.

    MONEY MARKET SECURITIES--Money market securities are high-quality dollar and nondollar-denominated, short-term debt instruments. They consist of: (i) bankers' acceptances, certificates of deposits, notes and time deposits of highly-rated U.S. and foreign banks; (ii) U.S. Treasury obligations and obligations issued or guaranteed by the agencies and instrumentalities of the U.S. Government; (iii) high-quality commercial paper issued by U.S. and foreign corporations; (iv) debt obligations with a maturity of one year or less issued by corporations and governments that issue high-quality commercial paper or similar securities; (v) repurchase agreements involving any of the foregoing obligations entered into with highly-rated banks and broker-dealers; and (vi) foreign government obligations.

    MORTGAGE-BACKED SECURITIES--The Funds may invest in mortgage-backed securities issued by GNMA and certain government-related organizations such as Fannie Mae and the Federal Home Loan Mortgage Corporation ("FHLMC"). In addition, the High Yield Bond may invest in pools of mortgage loans from nongovernmental issuers such as commercial banks, savings and loan institutions, mortgage bankers, and private mortgage insurance companies. Mortgage-backed securities are instruments that entitle the holder to a share of all interest and principal payments from mortgages underlying the security. The mortgages backing these securities include conventional fifteen and thirty-year fixed-rate mortgages, graduated payment mortgages, adjustable rate mortgages and balloon mortgages. During periods of declining interest rates, prepayment of mortgages underlying mortgage-backed securities can be expected to accelerate. Prepayment of mortgages which underlie securities purchased at a premium often results in capital losses, while prepayment of mortgages purchased at a discount often results in capital gains. Because of these unpredictable prepayment characteristics, it is often not possible to predict accurately the average life or realized yield of a particular issue. Although certain mortgage-backed securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured. If a Fund purchases a mortgage-backed security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. However, though the value of a mortgage-backed security may decline when interest rates rise, the converse is not necessarily true since in periods of declining interest rates the mortgages underlying the securities are prone to prepayment. For this and other reasons, a mortgage-backed security's stated maturity may be shortened by unscheduled prepayments on the underlying mortgages and, therefore, it is not possible to predict accurately the security's return to a Fund. In addition, regular payments received in respect of mortgage-backed securities include both interest and principal. No assurance can be given as to the return a Fund will receive when these amounts are reinvested.


    GOVERNMENT PASS-THROUGH SECURITIES: These are securities that are issued or guaranteed by a U.S. Government agency representing an interest in a pool of mortgage loans. The primary issuers or guarantors of these mortgage-backed securities are the Government National Mortgage Association ("GNMA"), Fannie Mae and the FHLMC. Fannie Mae and FHLMC obligations are not backed by the full faith and credit of the U.S. Government as GNMA certificates are, but Fannie Mae and FHLMC securities are supported by the instrumentalities' right to borrow from the U.S. Treasury. GNMA, Fannie Mae and FHLMC each guarantee timely distributions of interest to certificate holders. GNMA and Fannie Mae also each guarantee timely distributions of scheduled principal.


    There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-backed securities and among the securities that they issue. Mortgage-backed securities issued by GNMA include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and is backed by the full faith and credit of the United States. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-backed securities issued by Fannie Mae include Fannie Mae Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of Fannie Mae and are not backed by or entitled to the full faith and credit of the United States. Fannie Mae is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of the principal and interest by Fannie Mae. Mortgage-backed securities issued by FHLMC include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "PCs"). FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. FHLMC has in the past guaranteed only the ultimate collection of principal of the underlying mortgage loan; however, FHLMC now issues mortgage-backed securities (FHLMC Gold
PCs) which also guarantee timely payment of monthly principal reductions. Government and private guarantees do not extend to the securities' value, which is likely to vary inversely with fluctuations in interest rates. When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

    PRIVATE PASS-THROUGH SECURITIES: These are mortgage-backed securities issued by a non-governmental entity, such as a trust. While they are generally structured with one or more types of credit enhancement, private pass-through securities typically lack a guarantee by an entity having the credit status of a governmental agency or instrumentality.

    COMMERCIAL MORTGAGE-BACKED SECURITIES ("CMBS"): CMBS are generally multi-class or pass-through securities backed by a mortgage loan or a pool of mortgage loans secured by commercial property, such as industrial and warehouse properties, office buildings, retail space and shopping malls, multifamily properties and cooperative apartments. The commercial mortgage loans that underlie CMBS have certain distinct characteristics. Commercial mortgage loans are generally not amortizing or not fully amortizing. That is, at their maturity date, repayment of the remaining principal balance or "balloon" is due and is repaid through the attainment of an additional loan of sale of the property. Unlike most single family residential mortgages, commercial real estate property loans often contain provisions which substantially reduce the likelihood that such securities will be prepaid. The provisions generally impose significant prepayment penalties on loans and, in some cases there may be prohibitions on principal prepayments for several years following origination.

    COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS"): CMOs are debt obligations of multiclass pass-through certificates issued by agencies or instrumentalities of the U.S. Government or by private originators or investors in mortgage loans. In a CMO, series of bonds or certificates are usually issued in multiple classes. Principal and interest paid on the underlying mortgage assets may be allocated among the several classes of a series of a CMO in a variety of ways. Each class of a CMO is issued with a specific fixed or floating coupon rate and has a stated maturity or final distribution date.

    REMICS: A REMIC is a CMO that qualifies for special tax treatment under the Code and invests in certain mortgages principally secured by interests in real property. Guaranteed REMIC pass-through certificates ("REMIC Certificates") issued by Fannie Mae or FHLMC represent beneficial ownership interests in a REMIC trust consisting principally of mortgage loans or Fannie Mae, FHLMC or GNMA-guaranteed mortgage pass-through certificates.

    STRIPPED MORTGAGE-BACKED SECURITIES ("SMBS"): SMBs are usually structured with two classes that receive specified proportions of the monthly interest and principal payments from a pool of mortgage securities. One class may receive all of the interest payments while the other class may receive all of the principal payments. SMBs are extremely sensitive to changes in interest rates because of the impact thereon of prepayment of principal on the underlying mortgage securities. The market for SMBs is not as fully developed as other markets; SMBs therefore may be illiquid.

    PARALLEL PAY SECURITIES; PAC BONDS: Parallel pay CMOs and REMICS are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which must be retired by its stated maturity date or final distribution date, but may be retired earlier. It is possible that payments on one class of parallel pay security may be deferred or subordinated to payments on other classes. Planned Amortization Class CMOs ("PAC Bonds") generally require payments of a specified amount of principal on each payment date. PAC Bonds are always parallel pay CMOs with the required principal payment on such securities having the highest priority after interest has been paid to all classes.

    MORTGAGE DOLLAR ROLLS--Mortgage "dollar rolls" or "covered rolls," are transactions in which a Fund sells securities (usually mortgage-backed securities) and simultaneously contracts to repurchase typically in 30 or 60 days, substantially similar, but not identical, securities on a specified future date. During the roll period, a Fund forgoes principal and interest paid on such securities. A Fund is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale. At the end of the roll commitment period, a Fund may or may not take delivery of the securities it has contracted to purchase. Mortgage dollar rolls may be renewed prior to cash settlement and initially may involve only a firm commitment agreement by the Fund to buy a security. A "covered roll" is a specific type of mortgage dollar roll for which there is an offsetting cash position or cash equivalent securities position that matures on or before the forward settlement date of the mortgage dollar roll transaction. As used herein the term "mortgage dollar roll" refers to mortgage dollar rolls that are not "covered rolls." If the broker-dealer to whom the Fund sells the security becomes insolvent, the Fund's right to repurchase the security may be restricted. Other risks involved in entering into mortgage dollar rolls include the risk that the value of the security may change adversely over the term of the mortgage dollar roll and that the security the Fund is required to repurchase may be worth less than the security that the Fund originally held.

    To avoid any leveraging concerns, the Fund will place liquid securities in a segregated account in an amount sufficient to cover its repurchase obligation.

    OBLIGATIONS OF SUPRANATIONAL AGENCIES--Supranational entities are entities established through the joint participation of several governments, and include the Asian Development Bank, the Inter-American Development Bank, International Bank for Reconstruction and Development (World Bank), African Development Bank, European Economic Community, European Investment Bank and the Nordic Investment Bank. The governmental members, or "stockholders," usually make initial capital contributions to the supranational entity and, in many cases, are committed to make additional capital contributions if the supranational entity is unable to repay its borrowings. Obligations of Supranational entities may be purchased by the Core Fixed Income, International Fixed Income, Emerging Markets Equity and International Equity Funds. Currently, each Fund intends to invest only in obligations issued or guaranteed by the Asian Development Bank, Inter-American Development Bank, European Coal and Steel Community, European Economic Community, European Investment Bank and the Nordic Investment Bank.

    OPTIONS--A Fund may purchase and write put and call options on indices or securities and enter into related closing transactions. A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.

    Options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. Alternatively, a Fund may choose to terminate an option position by entering into a closing transaction. All settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities.

    All options written on indices or securities must be covered. When a Fund writes an option or security on an index, it will establish a segregated account containing cash or liquid securities in an amount at least equal to the market value of the option and will maintain the account while the option is open, or will otherwise cover the transaction. The initial purchase (sale) of an option contract is an "opening transaction." In order to close out an option position, a Fund may enter into a "closing transaction," which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If a Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or the Fund delivers the security upon exercise.

    A Fund may purchase put and call options on securities to protect against a decline in the market value of the securities in its portfolio or to anticipate an increase in the market value of securities that the Fund may seek to purchase in the future. A Fund purchasing put and call options pays a premium therefor. If price movements in the underlying securities are such that exercise of the options would not be profitable for the Fund, loss of the premium paid may be offset by an increase in the value of the Fund's securities or by a decrease in the cost of acquisition of securities by the Fund.

    A Fund may write covered call options on securities as a means of increasing the yield on its fund and as a means of providing limited protection against decreases in its market value. When a Fund writes an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Fund will realize as profit the premium received for such option. When a call option of which a Fund is the writer is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. When a put option of which a Fund is the writer is exercised, the Fund will be required to purchase the underlying securities at a price in excess of the market value of such securities.

    A segregated account is maintained to cover the difference between the closing price of the index and the exercise price of the index option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, the ability of a Fund to enter into closing transactions depends upon the existence of a liquid secondary market for such transactions.

    A Fund may purchase and write options on an exchange or over-the-counter. Over-the-counter options ("OTC options") differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker. It is the position of the SEC that OTC options are generally illiquid.

    RISK FACTORS. Risks associated with options transactions include: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while a Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

    PRIVATIZATIONS--Privatizations are foreign government programs for selling all or part of the interests in government owned or controlled enterprises. The ability of a U.S. entity to participate in privatizations in certain foreign countries may be limited by local law, or the terms on which the Fund may be permitted to participate may be less advantageous than those applicable for local investors. There can be no assurance that foreign governments will continue to sell their interests in companies currently owned or controlled by them or that privatization programs will be successful.

    PUT TRANSACTIONS--All of the Funds may purchase securities at a price which would result in a yield to maturity lower than generally offered by the seller at the time of purchase when a Fund can simultaneously acquire the right to sell the securities back to the seller, the issuer or a third party (the "writer") at an agreed-upon price at any time during a stated period or on a certain date. Such a right is generally denoted as a "standby commitment" or a "put." The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity to permit a Fund to meet redemptions and remain as fully invested as possible in municipal securities. A Fund reserves the right to engage in put transactions. The right to put the securities depends on the writer's ability to pay for the securities at the time the put is exercised. A Fund would limit its put transactions to institutions which the Fund's advisers believe present minimum credit risks, and the Fund's advisers would use their best efforts to initially determine and continue to monitor the financial strength of the sellers of the options by evaluating their financial statements and such other information as is available in the marketplace. It may, however, be difficult to monitor the financial strength of the writers because adequate current financial information may not be available. In the event that any writer is unable to honor a put for financial reasons, a Fund would be a general creditor (I.E., on a parity with all other unsecured creditors) of the writer. Furthermore, particular provisions of the contract between a Fund and the writer may excuse the writer from repurchasing the securities; for example, a change in the published rating of the underlying municipal securities or any similar event that has an adverse effect on the issuer's credit or a provision in the contract that the put will not be exercised except in certain special cases, for example, to maintain fund liquidity. A Fund could, however, at any time sell the underlying portfolio security in the open market or wait until the portfolio security matures, at which time it should realize the full par value of the security.

    The securities purchased subject to a put may be sold to third persons at any time, even though the put is outstanding, but the put itself, unless it is an integral part of the security as originally issued, may not be marketable or otherwise assignable. Therefore, the put would have value only to that particular Fund. Sale of the securities to third parties or lapse of time with the put unexercised may terminate the right to put the securities. Prior to the expiration of any put option, a Fund could seek to negotiate terms for the extension of such an option. If such a renewal cannot be negotiated on terms satisfactory to the Fund, the Fund could, of course, sell the portfolio security. The maturity of the underlying security will generally be different from that of the put. There will be no limit to the percentage of fund securities that a Fund may purchase subject to a put but the amount paid directly or indirectly for puts which are not integral parts of the security as originally issued will not exceed 1/2 of 1% of the value of the total assets of such Fund calculated immediately after any such put is acquired. For the purpose of determining the "maturity" of securities purchased subject to an option to put, and for the purpose of determining the dollar-weighted average maturity of a Fund including such securities, the Trust will consider "maturity" to be the first date on which it has the right to demand payment from the writer of the put although the final maturity of the security is later than such date.

    RECEIPTS--interests in separately traded interest and principal component parts of U.S. Government obligations that are issued by banks or brokerage firms and are created by depositing U.S. Government obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. Receipts include "Treasury Receipts" ("TRs"), "Treasury Investment Growth Receipts" ("TIGRs"), and "Certificates of Accrual on Treasury Securities" ("CATS"). TIGRs and CATS are interests in private proprietary accounts while TRs and STRIPS (See "U.S. Treasury Obligations") are interests in accounts sponsored by the U.S. Treasury. Receipts are sold as zero coupon securities which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. This discount is accreted over the life of the security, and such accretion will constitute the income earned on the security for both accounting and tax purposes. Because of these features, such securities may be subject to greater interest rate volatility than interest paying fixed income securities.

    REITs--REITs are trusts that invest primarily in commercial real estate or real estate-related loans. A real estate investment trust ("REIT") is not taxed on income distributed to its shareholders or unitholders if it complies with regulatory requirements relating to its organization, ownership, assets and income, and with a regulatory requirement that it distribute to its shareholders or unitholders at least 95% of its taxable income for each taxable year. Generally, REITs can be classified as Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents and capital gains from appreciation realized through property sales. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity and Mortgage REITs. By investing in REITs indirectly through the Fund, shareholders will bear not only the proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of underlying REITs.

    A Fund may be subject to certain risks associated with the direct investments of the REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Mortgage REITs may be affected by the quality of the credit extended. Furthermore, REITs are dependent on specialized management skills. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Code or its failure to maintain exemption from registration under the 1940 Act.

    REPURCHASE AGREEMENTS--agreements under which securities are acquired from a securities dealer or bank subject to resale on an agreed upon date and at an agreed upon price which includes principal and interest. A Fund involved bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities. A Fund's advisers enter into repurchase agreements only with financial institutions that they deem to present minimal risk of bankruptcy during the term of the agreement, based on guidelines that are periodically reviewed by the Board of Trustees. These guidelines currently permit each Fund to enter into repurchase agreements only with approved banks and primary securities dealers, as recognized by the Federal Reserve Bank of New York, which have minimum net capital of $100 million, or with a member bank of the Federal Reserve System. Repurchase agreements are considered to be loans collateralized by the underlying security. Repurchase agreements entered into by a Fund will provide that the underlying security at all times shall have a value at least equal to 102% of the price stated in the agreement. This underlying security will be marked to market daily. A Fund's advisers will monitor compliance with this requirement. Under all repurchase agreements entered into by a Fund, the Custodian or its agent must take possession of the underlying collateral. However, if the seller defaults, a Fund could realize a loss on the sale of the underlying security to the extent the proceeds of the sale are less than the resale price. In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, a Fund may incur delay and costs in selling the security and may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor. Repurchase Agreements are considered loans under the 1940 Act.

    SECURITIES LENDING--in order to generate additional income, a Fund may lend the securities in which it is invested pursuant to agreements requiring that the loans be continuously secured by cash, securities of the U.S. Government or its agencies, or any combination of cash and such securities, as collateral equal to at least the market value at all times of the loaned securities. A Fund will continue to receive interest on the loaned securities while simultaneously earning interest on the investment of the cash collateral in U.S. Government securities. However, a Fund will normally pay lending fees to such broker-dealers and related expenses from the interest earned on invested collateral. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the Fund's advisers to be of good standing and when, in the judgment of the Fund's advisers, the consideration which can be earned currently from such securities loans justifies the attendant risk. Any loan may be terminated by either party upon reasonable notice to the other party. Each Fund may use the Distributor as a broker in these transactions.

    SHORT SALES--Selling securities short involves selling securities the Fund does not own (but has borrowed) in anticipation of a decline in the market price of such securities. To deliver the securities to the buyer, the seller must arrange through a broker to borrow the securities and, in so doing, the seller becomes obligated to replace the securities borrowed at their market price at the time of replacement. In a short sale, the proceeds the seller receives from the sale are retained by a broker until the seller replaces the borrowed securities. The seller may have to pay a premium to borrow the securities and must pay any dividends or interest payable on the securities until they are replaced. A Fund may only sell securities short "against the box." A short sale is "against the box" if, at all times during which the short position is open, the Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities that are sold short.

    SWAPS, CAPS, FLOORS AND COLLARS--are sophisticated hedging instruments that typically involve a small investment of cash relative to the magnitude of risk assumed. As a result, swaps can be highly volatile and have a considerable impact on a Fund's performance. Swap agreements are subject to risks related to the counterparty's ability to perform, and may decline in value if the counterparty's creditworthiness deteriorates. A Fund may also suffer losses if it is unable to terminate outstanding swap agreements or reduce its exposure through offsetting transactions. Any obligation a Fund may have under these types of arrangements will be covered by setting aside liquid, high grade securities in a segregated account. A Fund will enter into swaps only with counterparties believed to be creditworthy.

    In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate times a "notional principal amount," in return for payments equal to a fixed rate times the same amount, for a specific period of time. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates.

    In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party.

    The buyer of an interest rate cap obtains the right to receive payments to the extent that a specific interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor. Interest rate swaps, mortgage swaps, currency swaps and other types of swap agreements such as caps, floors and collars are designed to permit the purchaser to preserve a return or spread on a particular investment or portion of its portfolio, and to protect against any increase in the price of securities a Fund anticipates purchasing at a later date.

    Swap agreements will tend to shift a Fund's investment exposure from one type of investment to another. Depending on how they are used, swap agreements may increase or decrease the overall volatility of the Fund's investments and their share price or yield.

    TIME DEPOSITS--a non-negotiable receipt issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market.

    Time deposits with a withdrawal penalty are considered to be illiquid securities. The High Yield Bond, International Fixed Income, Emerging Markets Equity and International Equity Funds may invest in time deposits.

    U.S. GOVERNMENT AGENCY OBLIGATIONS--Obligations issued or guaranteed by agencies of the U.S. Government, including, among others, the Federal Farm Credit Bank, the Federal Housing Administration and the Small Business Administration, and obligations issued or guaranteed by instrumentalities of the U.S. Government, including, among others, the FHLMC, the Federal Land Banks and the U.S. Postal Service. Some of these securities are supported by the full faith and credit of the U.S. Treasury (E.G., GNMA securities), others are supported by the right of the issuer to borrow from the Treasury (E.G., Federal Farm Credit Bank securities), while still others are supported only by the credit of the instrumentality (E.G., Fannie Mae securities). Agencies of the United States Government that issue obligations, including, among others, Export Import Bank of the United States, Farmers Home Administration, Federal Farm Credit System, Federal Housing Administration, Government National Mortgage Association, Maritime Administration, Small Business Administration and The Tennessee Valley Authority. A Fund may purchase securities issued or guaranteed by the GNMA which represent participations in Veterans Administration and Federal Housing Administration backed mortgage pools.

    Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities or to the value of a Fund's shares.

    U.S. TREASURY OBLIGATIONS--bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the Federal book-entry system known as Separately Traded Registered Interest and Principal Securities ("STRIPS"). No Fund may actively trade STRIPS. STRIPS are sold as zero coupon securities; for more information, see "Zero Coupon Securities."

    U.S. TREASURY RECEIPTS--U. S. Treasury receipts are interests in separately traded interest and principal component parts of U.S. Treasury obligations that are issued by banks or brokerage firms and are created by depositing U.S. Treasury notes and obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates of receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register.

    VARIABLE AND FLOATING RATE INSTRUMENTS--Certain obligations may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates that are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period, and may have a floor or ceiling on interest rate changes. These instruments may involve a demand feature and may include variable amount master demand notes available through the Custodian, or otherwise. Variable or floating rate instruments bear interest at a rate which varies with changes in market rates. The holder of an instrument with a demand feature may tender the instrument back to the issuer at par prior to maturity. A variable amount master demand note is issued pursuant to a written agreement between the issuer and the holder, its amount may be increased by the holder or decreased by the holder or issuer, it is payable on demand, and the rate of interest varies based upon an agreed formula. The quality of the underlying credit must, in the opinion of the Fund's managers, be equivalent to the long-term bond or commercial paper ratings applicable to permitted investments for each Fund. Each Fund's advisers will monitor on an ongoing basis the earning power, cash flow, and liquidity ratios of the issuers of such instruments and will similarly monitor the ability of an issuer of a demand instrument to pay principal and interest on demand. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.

    In case of obligations which include a put feature at the option of the debt holder, the date of the put may be used as an effective maturity date for the purpose of determining weighted average fund maturity.

    WARRANTS--Warrants are instruments giving holders the right, but not the obligation, to buy equity or fixed income securities of a company at a given price during a specified period.

    WHEN-ISSUED AND DELAYED DELIVERY SECURITIES--involve the purchase of debt obligations on a when-issued basis, in which case delivery and payment normally take place within 45 days after the date of commitment to purchase. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the purchaser enters into the commitment. These securities are subject to market fluctuation due to changes in market interest rates, and it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. Although a Fund generally purchases securities on a when-issued or forward commitment basis with the intention of actually acquiring securities, a Fund may dispose of a when-issued security or forward commitment prior to settlement if it deems it appropriate to do so. When investing in when-issued securities, a Fund will not accrue income until delivery of the securities and will invest in such securities only for purposes of actually acquiring the securities and not for purposes of leveraging.

    One form of when-issued or delayed-delivery security that a Portfolio may purchase is a "to be announced" ("TBA") mortgage-backed security. A TBA mortgage-backed security transaction arises when a mortgage-backed security, such as a GNMA pass-through security, is purchased or sold with specific pools that will constitute that GNMA pass-through security to be announced on a future settlement date.

    Purchasing obligations on a when-issued basis is a form of leveraging and can involve a risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself. In that case there could be an unrealized loss at the time of delivery.

    A Fund will establish a segregated account and maintain liquid assets in an amount at least equal in value to that Fund's commitments to purchase when-issued securities. If the value of these assets declines, the Fund involved will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments.

    YANKEE OBLIGATIONS--Yankee obligations ("Yankees") are U.S. dollar-denominated instruments of foreign issuers who either register with the SEC or issue under Rule 144A under the Securities Act of 1933. These obligations consist of debt securities (including preferred or preference stock of non-governmental issuers), certificates of deposit, fixed time deposits and bankers' acceptances issued by foreign banks, and debt obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities. Some securities issued by foreign governments or their subdivisions, agencies and instrumentalities may not be backed by the full faith and credit of the foreign government.

    The Yankee obligations selected for a Fund will adhere to the same quality standards as those utilized for the selection of domestic debt obligations.


    YEAR 2000--The Trust depends on the smooth functioning of computer systems in almost every aspect of its business. Like other mutual funds, business and individuals around the world, the Trust could be adversely affected if the computer systems used by its service providers do not properly process dates on and after January 1, 2000 and distinguish between the year 2000 and the year 1900. The Trust has asked its mission-critical service providers whether they expect to have their computer systems adjusted for the year 2000 transition, and have sought and received assurances from each that its system is expected to accommodate the year 2000 without material adverse consequences to the Trust. The Trust and its shareholders may experience losses if these assurances prove to be incorrect or as a result of year 2000 computer difficulties experienced by issuers of portfolio securities or third parties, such as custodians, banks, broker-dealers or others with which the Trust does business.



    Furthermore, many foreign countries are not as prepared as the U.S. for the Year 2000 transition. As a result, computer difficulties in foreign markets and with foreign institutions as a result of the year 2000 may add to the possibility of losses to the Trust and its Shareholders.


    ZERO COUPON SECURITIES--Zero coupon securities are securities that are sold at a discount to par value, and securities on which interest payments are not made during the life of the security. Upon maturity, the holder is entitled to receive the par value of the security. While interest payments are not made on such securities, holders of such securities are deemed to have received "phantom income" annually. Because a Fund will distribute its "phantom income" to shareholders, to the extent that shareholders elect to receive dividends in cash rather than reinvesting such dividends in additional shares, the Fund will have fewer assets with which to purchase income producing securities. Pay-in-kind securities pay interest in either cash or additional securities, at the issuer's option, for a specified period. Pay-in-kind bonds, like zero coupon bonds, are designed to give an issuer flexibility in managing cash flow. Pay-in-kind bonds are expected to reflect the market value of the underlying debt plus an amount representing accrued interest since the last payment. Pay-in-kind bonds are usually less volatile than zero coupon bonds, but more volatile than cash pay securities. Pay-in-kind securities are securities that have interest payable by delivery of additional securities. Upon maturity, the holder is entitled to receive the aggregate par value of the securities. Deferred payment securities are securities that remain zero coupon securities until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals.

    To avoid any leveraging concerns, the Fund will place cash or liquid securities in a segregated account in an amount sufficient to cover its repurchase obligation. Zero coupon, pay-in-kind and deferred payment securities may be subject to greater fluctuation in value and lesser liquidity in the event of adverse market conditions than comparably rated securities paying cash interest at regular interest payment periods. STRIPS and receipts (TRs, TIGRs and CATS) are sold as zero coupon securities, that is, fixed income securities that have been stripped of their unmatured interest coupons. Zero coupon securities are sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accreted over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturity but that pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturity and credit qualities.

    Corporate zero coupon securities are: (i) notes or debentures which do not pay current interest and are issued at substantial discounts from par value, or
(ii) notes or debentures that pay no current interest until a stated dated one or more years into the future, after which the issuer is obligated to pay interest until maturity, usually at a higher rate than if interest were payable from the date of issuance and may also make interest payments in kind (e.g., with identical zero coupon securities). Such corporate zero coupon securities, in addition to the risks identified above, are subject to the risk of the issuer's failure to pay interest and repay principal in accordance with the terms of the obligation. A Fund must accrete the discount or interest on high-yield bonds structured as zero coupon securities as income even though it does not receive a corresponding cash interest payment until the security's maturity or payment date. A Fund may have to dispose of its securities under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing cash to satisfy distribution requirements. A Fund accrues income with respect to the securities prior to the receipt of cash payments.

                             DESCRIPTION OF RATINGS

DESCRIPTION OF MOODY'S SHORT-TERM RATINGS

    PRIME-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

    - Leading market positions in well-established industries.

    - High rates of return on funds employed.

    - Conservative capitalization structure with moderate reliance on debt and ample asset protection.

    - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

    - Well-established access to a range of financial markets and assured sources of alternate liquidity.

    PRIME-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

    PRIME-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

    NOT PRIME Issuers rated Not Prime do not fall within any of the Prime rating categories.

STANDARD & POOR'S SHORT-TERM RATINGS

A-1        This highest category indicates that the degree of safety regarding timely payment is strong. Debt determined to possess extremely strong safety characteristics is denoted
           with a plus sign (+) designation.
A-2        Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated 'A-1'.
A-3        Debt carrying this designation has an adequate capacity for timely payment. It is, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B          Debt rated 'B' is regarded as having only speculative capacity for timely payment.
C          This rating is assigned to short-term debt obligations with a doubtful capacity for payment.
D          This rating indicates that the obligation is in payment default.

DESCRIPTION OF DUFF & PHELPS' SHORT-TERM RATINGS

Duff 1+    Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.
Duff 1     Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.
Duff 1-    High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

GOOD GRADE

Duff 2     Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

SATISFACTORY GRADE

Duff 3     Satisfactory liquidity and other protection factors qualify issue as to investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

NON-INVESTMENT GRADE

Duff 4     Speculative investment characteristics. Liquidity is not sufficient to insure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

DEFAULT

Duff 5     Issuer failed to meet scheduled principal and/or interest payments.

DESCRIPTION OF FITCH'S SHORT-TERM RATINGS

F-1+       Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.
F-1        Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated 'F-1+'
F-2        Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned 'F-1+' and 'F-1' ratings.
F-3        Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.
F-S        Weak Credit Quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.
D          Default. Issues assigned this rating are in actual or imminent payment default.
LOC        The symbol LOC indicates that the rating is based on a letter of credit issued by a commercial bank.

DESCRIPTION OF IBCA'S SHORT-TERM RATINGS (UP TO 12 MONTHS)

A1+        Obligations supported by the highest capacity for timely repayment.
A1         Obligations supported by a strong capacity for timely repayment.
A2         Obligations supported by a satisfactory capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic, or financial conditions.
A3         Obligations supported by an adequate capacity for timely repayment. Such capacity is more susceptible to adverse changes in business, economic, or financial conditions than for obligations in higher categories.
B          Obligations for which the capacity for timely repayment is susceptible to adverse changes in business, economic, or financial conditions.
C          Obligations for which there is an inadequate capacity to ensure timely repayment.
D          Obligations which have a high risk of default or which are currently in default.

DESCRIPTION OF THOMSON BANKWATCH'S SHORT-TERM RATINGS

TBW-1      The highest category; indicates a very high likelihood that principal and interest will be paid on a timely basis.
TBW-2      The second-highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1".
TBW-3      The lowest investment-grade category; indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.
TBW-4      The lowest rating category; this rating is regarded as non-investment grade and therefore speculative.

                             INVESTMENT LIMITATIONS

FUNDAMENTAL POLICIES

    The following investment limitations and the investment limitations in the Prospectus are fundamental policies of the Trust and may not be changed without shareholder approval.

A Fund may not:

1. With respect to 75% of its total assets, (i) purchase securities of any issuer (except securities issued or guaranteed by the United States Government, its agencies or instrumentalities) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer; or
    (ii) acquire more than 10% of the outstanding voting securities of any one issuer. This restriction does not apply to the International Fixed Income Fund.

2. Purchase any securities which would cause more than 25% of its total assets to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in securities issued or guaranteed by the United States Government, its agencies or instrumentalities.

3. Issue any class of senior security or sell any senior security of which it is the issuer, except that a Fund may borrow from any bank, provided that immediately after any such borrowing there is asset coverage of at least 300% for all borrowings of the Fund, and further provided that, to the extent that such borrowings exceed 5% of a Fund's total assets, all borrowings shall be repaid before such Fund makes additional investments. The term "senior security" shall not include any temporary borrowings that do not exceed 5% of the value of such Fund's total assets at the time the Fund makes such temporary borrowing. In addition, investment strategies that either obligate a Fund to purchase securities or require a Fund to segregate assets will not be considered borrowings or senior securities.

4. Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that each Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) lend its securities.

5. Purchase or sell real estate, physical commodities, or commodities contracts, except that each Fund may purchase (i) marketable securities issued by companies which own or invest in real estate (including real estate investment trusts), commodities, or commodities contracts, and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

6. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

7. Invest in interests in oil, gas or other mineral exploration or development programs and oil, gas or mineral leases.


    The foregoing percentage limitations will apply at the time of the purchase of a security. Additional fundamental and non-fundamental investment limitations are set forth in this Statement of Additional Information.



    For purposes of the industry concentration limitation specified in the prospectus, (i) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (ii) financial service companies will be classified according to end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; (iii) supranational agencies will be deemed to be issuers conducting their principal business activities in the same industry; and (iv) governmental issuers within a particular country will be deemed to be conducting their principal business activities in that same industry.


NON-FUNDAMENTAL POLICIES

    The following investment limitations are non-fundamental policies of the Trust and may be changed without shareholder approval.

A Fund may not:

1. Pledge, mortgage or hypothecate assets except to secure borrowings permitted by the Fund's fundamental limitation on borrowing.

2.  Invest in companies for the purpose of exercising control.

3. Purchase securities on margin or effect short sales, except that each Fund may (i) obtain short-term credits as necessary for the clearance of security transactions, (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts, and (iii) make short sales "against the box" or in compliance with the SEC's position regarding the asset segregation requirements of section 18 of the 1940 Act.

4. Invest its assets in securities of any investment company, except as permitted by the 1940 Act.

5. Purchase or hold illiquid securities, I.E., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.

6. Purchase securities which are not readily marketable if, in the aggregate, more than 15% of its total assets would be invested in such securities.

                      THE ADMINISTRATOR AND TRANSFER AGENT


    SEI Investments Fund Management ("SEI Management" or the "Administrator") provides the Trust with overall administrative services, regulatory reporting, all necessary office space, equipment, personnel and facilities, and acts as dividend disbursing agent. SEI Management also serves as transfer agent (the "Transfer Agent") for the Funds.



    The Administration Agreement provides that SEI Management shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of SEI Management in the performance of its duties or from reckless disregard of its duties and obligations thereunder.


    The continuance of the Administration Agreement must be specifically approved at least annually (i) by the vote of a majority of the Trustees or by the vote of a majority of the outstanding voting securities of the Fund, and
(ii) by the vote of a majority of the Trustees of the Trust who are not parties to the Administration Agreement or an "interested person" (as that term is defined in the 1940 Act) of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Administration Agreement is terminable at any time as to any Fund without penalty by the Trustees of the Trust, by a vote of a majority of the outstanding shares of the Fund or by SEI Management on not less than 30 days' nor more than 60 days' written notice. This Agreement shall not be assignable by either party without the written consent of the other party.


    The Administrator, a Delaware business trust, has its principal business offices at Oaks, Pennsylvania 19456. SEI Investments Management Corporation ("SIMC"), a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), is the owner of all beneficial interest in the Administrator. SEI Investments and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to the following other mutual funds: The Achievement Funds Trust, The Advisors' Inner Circle Fund, Alpha Select Funds, The Arbor Fund, ARK Funds, Armada Funds, Bishop Street Funds, Boston 1784 Funds-Registered Trademark-, CNI Charter Funds, Crestfunds, Inc., CUFUND, The Expedition Funds, First American Funds, Inc., First American Investment Funds, Inc., First American Strategy Funds, Inc., HighMark Funds, Huntington Funds, The Nevis Fund Inc., Oak Associates Funds, The Parkstone Advantage Fund, The PBHG Funds, Inc., PBHG Insurance Series Fund, Inc., The Pillar Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Insurance Products Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Funds, STI Classic Variable Trust, TIP Funds and UAM Funds Inc. II.


    If operating expenses of any Fund exceed applicable limitations, SEI Management will pay such excess. SEI Management will not be required to bear expenses of any Fund to an extent which would result in the Fund's inability to qualify as a regulated investment company under provisions of the Internal Revenue Code of 1986, as amended (the "Code"). The term "expenses" is defined in such laws or regulations, and generally excludes brokerage commissions, distribution expenses, taxes, interest and extraordinary expenses.

    For the fiscal years ended May 31, 1997, 1998, and 1999, the Funds paid fees to SEI Management as follows:



                                                                                                       FEES WAIVED
                                                                 FEES PAID                             (REIMBURSED)
                                                                   (000)                                  (000)
                                                    ------------------------------------   ------------------------------------
FUND                                                   1997         1998         1999         1997         1998         1999
--------------------------------------------------  ----------   ----------   ----------   ----------   ----------   ----------
Large Cap Fund....................................    $   56       $    110     $    680     $   84       $    305     $    680
Large Cap Value Fund..............................      *            *            *            *            *            *
Large Cap Growth Fund.............................      *            *            *            *            *            *
Small Cap Fund....................................    $   15       $     30     $    161     $   23       $     83     $    161
International Equity Fund.........................    $   72       $    186     $    306     $   75       $     48     $    306
Emerging Markets Equity Fund......................      *            *            *            *            *            *
Core Fixed Income Fund............................    $   27       $     75     $    443     $   67       $    202     $    443
High Yield Bond Fund..............................      *            *            *            *            *            *
International Fixed Income Fund...................      *            *            *            *            *            *


------------------------

* Not in operation during such period.

                        THE ADVISER AND THE SUB-ADVISERS


    SEI Investments Management Corporation ("SIMC" or the "Adviser") is a wholly-owned subsidiary of SEI Investments a financial services company. The principal business address of SIMC and SEI Investments is Oaks, Pennsylvania, 19456. SEI Investments was founded in 1968, and is a leading provider of investment solutions to banks, institutional investors, investment advisers and insurance companies. Affiliates of SIMC have provided consulting advice to institutional investors for more than 20 years, including advice regarding selection and evaluation of money managers. SIMC and its affiliates currently serve as adviser to more than 46 investment companies, including more than 387 funds, with more than $43.6 billion in assets as of May 31, 1999.



    SIMC is the investment Adviser for each of the Funds, and operates as a "manager of managers." As Adviser, SIMC oversees the investment advisory services provided to the Funds and may manage the cash portion of the Funds' assets. Pursuant to separate sub-advisory agreements with SIMC, and under the supervision of the Adviser and the Board of Trustees, a number of sub-advisers (the "Sub-Advisers") are responsible for the day-to-day investment management of all or a discrete portion of the assets of the Funds. Sub-Advisers are selected for the Funds based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively a Sub-Adviser's skills and investment results in managing assets for specific asset classes, investment styles and strategies.



    Subject to Board review, SIMC allocates and, when appropriate, reallocates the Funds' assets among Sub-Advisers, monitors and evaluates Sub-Adviser performance, and oversees Sub-Adviser compliance with the Funds' investment objectives, policies and restrictions. SIMC HAS ULTIMATE RESPONSIBILITY FOR THE INVESTMENT PERFORMANCE OF THE FUNDS DUE TO ITS RESPONSIBILITY TO OVERSEE SUB-ADVISERS AND RECOMMEND THEIR HIRING, TERMINATION AND REPLACEMENT.

    For its advisory services, SIMC is entitled to a fee, which is calculated daily and paid monthly, at the following annual rates (shown as a percentage of the average daily net assets of each Fund):



Large Cap Fund......................................................................      0.40%
Large Cap Value Fund................................................................      0.35%*
Large Cap Growth Fund...............................................................      0.40%*
Small Cap Fund......................................................................      0.65%
International Equity Fund...........................................................      0.51%
Emerging Markets Equity Fund........................................................      1.05%*
Core Fixed Income Fund..............................................................      0.30%
High Yield Bond Fund................................................................      0.49%*
International Fixed Income Fund.....................................................      0.45%*


------------------------


*Not in operation as of May 31, 1999.



    SIMC pays the Sub-Advisers a fee out of its advisory fee which is based on a percentage of the average monthly market value of the assets managed by each Sub-Adviser.



    The Advisory Agreement and certain of the Sub-Advisory Agreements provide that SIMC, the Adviser (or Sub-Adviser) shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder. In addition, certain of the Sub-Advisory Agreements provide that the Sub-Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or negligence on its part in the performance of its duties, or from reckless disregard of its obligations or duties thereunder.


    The continuance of each Advisory and Sub-Advisory Agreement must be specifically approved at least annually (i) by the vote of a majority of the outstanding shares of that Fund or by the Trustees, and (ii) by the vote of a majority of the Trustees who are not parties to such Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. Each Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to a Fund, by a majority of the outstanding shares of that Fund, on not less than 30 days' nor more than 60 days' written notice to the Adviser or Sub-Advisers, or by the Adviser or Sub-Advisers on 90 days' written notice to the Trust.

    SIMC and the Trust have obtained an exemptive order from the SEC that permits SIMC, with the approval of the Trust's Board of Trustees, to retain unaffiliated Sub-Advisers for a Fund without submitting the Sub-Advisory agreement to a vote of the Fund's shareholders. The exemptive relief permits the non-disclosure of amounts payable by SIMC under such Sub-Advisory agreements. The Trust will notify shareholders in the event of any change in the identity of the Sub-Advisers for a Fund.

    For the fiscal years ended May 31, 1997, 1998, and 1999, the Funds paid SIMC fees as follows:



                                                                   FEES PAID                       FEE WAIVERS
                                                                     (000)                            (000)
                                                        -------------------------------  -------------------------------
FUND                                                      1997       1998       1999       1997       1998       1999
------------------------------------------------------  ---------  ---------  ---------  ---------  ---------  ---------
Large Cap Fund........................................  $     678  $   2,125  $   5,439  $     439  $   1,199  $   2,243
Large Cap Value Fund..................................      *          *      $   *          *          *          *
Large Cap Growth Fund.................................      *          *      $   *          *          *          *
Small Cap Fund........................................  $     367  $   1,191  $   2,091  $     121  $     290  $     450
International Equity Fund.............................  $   1,028  $   1,644  $   2,658  $     471  $     744  $   1,064
Emerging Markets Equity Fund..........................      *          *          *          *          *          *
Core Fixed Income Fund................................  $     231  $     706  $   3,124  $     335  $     958  $   1,575
High Yield Bond Fund..................................      *          *          *          *          *          *
International Fixed Income Fund.......................      *          *          *          *          *          *


------------------------

* Not in operation during such period.


THE SUB-ADVISERS



    ACADIAN ASSET MANAGEMENT, INC.--Acadian Asset Management, Inc. ("Acadian") serves as a Sub-Adviser for a portion of the assets of the International Equity Fund. Acadian was founded in 1977, and manages approximately $5.5 billion in assets invested globally as of June 30, 1999.



    ALLIANCE CAPITAL MANAGEMENT L.P.--Alliance Capital Management L.P. ("Alliance") serves as a Sub-Adviser for a portion of the assets of the Large Cap and Large Cap Growth Funds. As of June 30, 1999, Alliance managed over $321 billion in assets.



    ARTISAN PARTNERS LIMITED PARTNERSHIP--Artisan Partners Limited Partnership ("Artisan") serves as a Sub-Adviser for a portion of the assets of the Small Cap Fund. As of June 30, 1999, Artisan had approximately $2.4 billion in assets under management.



    BLACKROCK FINANCIAL MANAGEMENT, INC.--BlackRock Financial Management, Inc. ("BlackRock") serves as a Sub-Adviser for a portion of the assets of the Core Fixed Income Fund. As of June 30, 1999, BlackRock had $142 billion in assets under management.



    BOSTON PARTNERS ASSET MANAGEMENT COMPANY, L.P.--Boston Partners Asset Management Company, L.P. ("BPAM") serves as a Sub-Adviser for a portion of the assets of the Small Cap Fund. As of June 30, 1999, BPAM had approximately $11.4 billion in assets under management.



    CAPITAL GUARDIAN TRUST COMPANY--Capital Guardian Trust Company ("CGTC") serves as a Sub-Adviser for a portion of the assets of the International Equity Fund. CGTC has managed international portfolios since 1978, and as of June 30, 1999, managed a total of over $95 billion primarily for institutional clients.



    CORONATION ASSET MANAGEMENT (PROPRIETARY) LIMITED--Coronation Asset Management (Proprietary) Limited ("Coronation") serves as a Sub-Adviser for a portion of the assets of the Emerging Markets Equity Fund. Coronation was founded in 1993, and as of June 30, 1999, managed $4.7 billion in assets.



    CREDIT SUISSE ASSET MANAGEMENT, LLC/AMERICAS--Credit Suisse Asset Management, LLC/Americas ("Credit Suisse") serves as the Sub-Adviser for the High Yield Bond Fund. Credit Suisse together with its predecessor firms, has been engaged in the investment advisory business for more than 50 years. As of June 30, 1999, Credit Suisse managed approximately $37.7 billion in assets.

    CREDIT SUISSE ASSET MANAGEMENT LIMITED--Credit Suisse Asset Management Limited ("Credit Suisse") acts as a Sub-Adviser for a portion of the assets of the Emerging Markets Equity Fund. Credit Suisse was formed in 1982 and managed approximately $161.2 billion as of June 30, 1999.



    FIRSTAR INVESTMENT RESEARCH & MANAGEMENT COMPANY, LLC--Firstar Investment Research & Management Company, LLC ("FIRMCO") serves as a Sub-Adviser for a portion of the assets of the Core Fixed Income Fund. As of June 30, 1999, it had approximately $25.5 billion in assets under management.



    FURMAN SELZ CAPITAL MANAGEMENT, LLC--Furman Selz Capital Management, LLC ("Furman Selz") serves as a Sub-Adviser for a portion of the assets of the Small Cap Fund. As of June 30, 1999, Furman Selz had approximately $10 billion in assets under management.



    LSV ASSET MANAGEMENT, L.P.--LSV Asset Management, L.P. ("LSV") serves as a Sub-Adviser to a portion of the assets of the Large Cap and Large Cap Value Funds. The general partners of LSV developed a quantitative value investment philosophy that has been used to manage assets over the past 7 years. As of June 30, 1999, LSV managed approximately $5.9 billion in client assets.



    MELLON EQUITY ASSOCIATES, LLP--Mellon Equity Associates, LLP ("Mellon Equity") serves as a Sub-Adviser to a portion of the assets of each of the Large Cap, Large Cap Value, and Small Cap Funds. Mellon Equity had discretionary management authority with respect to approximately $32.5 billion of assets as of June 30, 1999.



    MORGAN STANLEY DEAN WITTER INVESTMENT MANAGEMENT INC.--Morgan Stanley Dean Witter Investment Management Inc. ("MSDW") acts as a Sub-Adviser for a portion of the assets of the Emerging Markets Equity Fund. MSDW had approximately $166 billion in assets under management as of June 30, 1999.



    NICHOLAS-APPLEGATE CAPITAL MANAGEMENT--Nicholas-Applegate Capital Management ("Nicholas-Applegate") serves as a Sub-Adviser to a portion of the assets of the Small Cap Fund. As of June 30, 1999, Nicholas-Applegate had discretionary management authority with respect to approximately $33.5 billion in assets.



    NOMURA CORPORATE RESEARCH AND ASSET MANAGEMENT INC.--Nomura Corporate Research and Asset Management Inc. ("Nomura") serves as a Sub-Adviser to a portion of the assets of the High Yield Bond Fund. As of August 31, 1999, Nomura had approximately $2.5 billion in assets under management.



    OECHSLE INTERNATIONAL ADVISORS, LLC--Oechsle International Advisors, LLC ("Oechsle") serves as a Sub-Adviser to a portion of the assets of the International Equity Fund. As of June 30, 1999, Oechsle had approximately $13.8 billion in assets under management.



    POLYNOUS CAPITAL MANAGEMENT, INC.--Polynous Capital Management, Inc. ("Polynous") serves as a Sub-Adviser for a portion of the assets of the Small Cap Fund. As of June 30, 1999, Polynous had approximately $161 million in assets under management.



    PROVIDENT INVESTMENT COUNSEL, INC.--Provident Investment Counsel, Inc. ("Provident") serves as a Sub-Adviser for a portion of the assets of the Large Cap and Large Cap Growth Funds. As of June 30, 1999, Provident had over $20 billion in client assets under management.



    RS INVESTMENT MANAGEMENT, L.P.--RS Investment Management, L.P. ("RSIM"), acts as a Sub-Adviser for a portion of the assets of the Small Cap Fund. As of June 30, 1999, RSIM had approximately $4.2 billion in assets under management.



    SANFORD C. BERNSTEIN & CO., INC.--Sanford C. Bernstein & Co., Inc. ("Bernstein"), serves as a Sub-Adviser to a portion of the assets of the Large Cap and Large Cap Value Funds. Bernstein was founded in 1967, and as of June 30, 1999, had approximately $89.9 billion in assets under management.

    SAWGRASS ASSET MANAGEMENT, L.L.C.--Sawgrass Asset Management, L.L.C. ("Sawgrass") serves as a Sub-Adviser for a portion of the assets of the Small Cap Fund. As of June 30, 1999, Sawgrass had approximately $325 million in assets under management.



    SCOTTISH WIDOWS INVESTMENT MANAGEMENT LIMITED--Scottish Widows Investment Management Limited ("Scottish Widows") serves as a Sub-Adviser for a portion of the assets of the International Equity Fund. As of June 30, 1999, Scottish Widows managed approximately $52.8 billion in assets.



    SECURITY CAPITAL GLOBAL CAPITAL MANAGEMENT GROUP INCORPORATED--Security Capital Global Capital Management Group Incorporated ("Security Capital") serves as a Sub-Adviser to a portion of the assets of the Small Cap Value Fund. As of August 31, 1999, Security Capital had approximately $1.3 billion in assets under management.



    SG PACIFIC ASSET MANAGEMENT, INC., SGY ASSET MANAGEMENT (SINGAPORE) LIMITED AND SG YAMAICHI ASSET MANAGEMENT CO., LTD.--SG Pacific Asset Management, Inc. ("SG Pacific"), SGY Asset Management (Singapore) Ltd. ("SGY") and SG Yamaichi Asset Management Company, Ltd. ("SG Yamaichi") jointly serve as Sub-Adviser for a portion of the assets of the International Equity Funds. SG Pacific and SGY also serve as Sub-Adviser for a portion of the assets of the Emerging Markets Equity Fund. SG Yamaichi was established in 1971 as a global asset management firm. As of June 30, 1999, SG Yamaichi and its affiliates currently manage over $20.4 billion in assets worldwide.



    STRATEGIC FIXED INCOME, L.L.C.--Strategic Fixed Income, L.L.C. ("Strategic") serves as the Sub-Adviser for the International Fixed Income Fund. As of June 30, 1999, Strategic managed $4.1 billion of client assets.



    TCW FUNDS MANAGEMENT INC.--TCW Funds Management Inc. ("TCW") acts as a Sub-Adviser for a portion of the assets of the Large Cap and Large Cap Growth Funds. As of June 30, 1999, TCW had approximately $57.8 billion of assets under management.



    WALL STREET ASSOCIATES--Wall Street Associates ("WSA") serves as a Sub-Adviser for a portion of the assets of the Small Cap Fund. As of June 30, 1999, WSA had approximately $1.4 billion in assets under management.



    WESTERN ASSET MANAGEMENT COMPANY--Western Asset Management Company ("Western") serves as a Sub-Adviser for a portion of the assets of the Core Fixed Income Fund. As of June 30, 1999, Western managed approximately $57.4 billion in client assets.



    For the fiscal years ended May 31, 1997, 1998, and 1999, SIMC paid the Sub-Advisers as follows:



                                                                       FEES PAID              FEE WAIVERS
                                                                         (000)                   (000)
                                                                 ----------------------  ----------------------
FUND                                                              1997    1998    1999    1997    1998    1999
---------------------------------------------------------------  ------  ------  ------  ------  ------  ------
Large Cap Fund.................................................  $  595  $1,777  $2,842  $   0   $   0   $   0
Large Cap Value Fund...........................................    *       *       *       *       *       *
Large Cap Growth Fund..........................................    *       *       *       *       *       *
Small Cap Fund.................................................  $  348  $1,062  $1,549  $   0   $   0   $   0
International Equity Fund......................................  $  816  $1,644  $3,561  $   0   $   0   $   0
Emerging Markets Equity Fund...................................    *       *       *       *       *       *
Core Fixed Income Fund.........................................  $  221  $  655  $1,142  $   0   $   0   $   0
High Yield Bond Fund...........................................    *       *       *       *       *       *
International Fixed Income Fund................................    *       *       *       *       *       *


------------------------

* Not in operation during such period.

                                  DISTRIBUTION

    The Distributor, a wholly-owned subsidiary of SEI Investments, and the Trust are parties to a distribution agreement ("Distribution Agreement"). The Distribution Agreement shall be reviewed and ratified at least annually (i) by the Trust's Trustees or by the vote of a majority of the outstanding shares of the Trust, and (ii) by the vote of a majority of the Trustees of the Trust who are not parties to the Distribution Agreement or interested persons (as defined in the 1940 Act) of any party to the Distribution Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate in the event of any assignment, as defined in the 1940 Act, and is terminable with respect to a particular Fund on not less than sixty days' notice by the Trust's Trustees, by vote of a majority of the outstanding shares of such Fund or by the Distributor. The Distributor will receive no compensation for the distribution of Fund shares.


    The Fund may execute brokerage or other agency transactions through the Distributor, for which the Distributor may receive compensation.



    The Distributor may, from time to time and at its own expense, provide promotional incentives, in the form of cash or other compensation, to certain financial institutions whose representatives have sold or are expected to sell significant amounts of the Funds' shares.


    Although banking laws and regulations prohibit banks from distributing shares of open-end investment companies such as the Trust, according to an opinion issued to the staff of the SEC by the Office of the Comptroller of the Currency, financial institutions are not prohibited from acting in other capacities for investment companies, such as providing shareholder services. Should future legislative, judicial or administrative action prohibit or restrict the activities of financial institutions in connection with providing shareholder services, the Trust may be required to alter materially or discontinue its arrangements with such financial institutions.

                       TRUSTEES AND OFFICERS OF THE TRUST


    The Trustees and Executive Officers of the Trust, their respective dates of birth, and their principal occupations for the last five years are set forth below. Each may have held other positions with the named companies during that period. Unless otherwise noted, the business address of each Trustee and each Executive Officer is SEI Investments Company, Oaks, Pennsylvania 19456. Certain officers of the Trust also serve as officers of some or all of the following:
The Achievement Funds Trust, The Advisors' Inner Circle Fund, Alpha Select Funds, The Arbor Fund, ARK Funds, Armada Funds, Bishop Street Funds, Boston 1784 Funds-Registered Trademark-, CNI Charter Funds, CrestFunds, Inc., CUFUND, The Expedition Funds, First American Funds, Inc., First American Investment Funds, Inc., First American Strategy Funds, Inc., HighMark Funds, Huntington Funds, The Nevis Fund, Inc., Oak Associates Funds, The Parkstone Advantage Fund, The Parkstone Group of Funds, The PBHG Funds, Inc., PBHG Insurance Series Fund, Inc., The Pillar Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Insurance Products Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Funds, STI Classic Variable Trust and TIP Funds, each of which is an open-end management investment company managed by SEI Investments Fund Management or its affiliates and is distributed by SEI Investments Distribution Co. (the "Distributor").



    ROBERT A. NESHER (DOB 08/17/46)--Chairman of the Board of Trustees*--Currently performs various services on behalf of SEI Investments for which Mr. Nesher is compensated. Executive Vice President of SEI Investments, 1986-1994. Director and Executive Vice President of the Adviser, the Administrator and the Distributor, 1981-1994. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, Bishop Street Funds, Boston 1784
Funds-Registered Trademark-, The Expedition Funds, Oak Associates Funds, Pillar Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Insurance Products Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

    WILLIAM M. DORAN (DOB 05/26/40)--Trustee*--1701 Market Street, Philadelphia, PA 19103. Partner, Morgan, Lewis & Bockius LLP (law firm), counsel to the Trust since 1976, SEI Investments, the Adviser, the Administrator and the Distributor. Director of SEI Investments since 1974; Secretary of SEI Investments since 1978. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, The Expedition Funds, Oak Associates Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Insurance Products Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.



    F. WENDELL GOOCH (DOB 12/03/32)--Trustee**--President, Orange County Publishing Co., Inc.; Publisher, Paoli News and Paoli Republican; and Editor, Paoli Republican, October 1981-January 1997. President, H&W Distribution, Inc., since July 1984. Executive Vice President, Trust Department, Harris Trust and Savings Bank and Chairman of the Board of Directors of The Harris Trust Company of Arizona before January 1981. Trustee of SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Insurance Products Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Funds and STI Classic Variable Trust.



    JAMES M. STOREY (DOB 04/12/31)--Trustee**--Partner, Dechert Price & Rhoads, September 1987-December 1993. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, The Expedition Funds, Oak Associates Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Insurance Products Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.



    GEORGE J. SULLIVAN, JR. (DOB 11/13/42)--Trustee**--Chief Executive Officer, Newfound Consultants Inc. since April 1997. General Partner, Teton Partners, L.P., June 1991-December 1996; Chief Financial Officer, Noble Partners, L.P., March 1991-December 1996; Treasurer and Clerk, Peak Asset Management, Inc., since 1991; Trustee, Navigator Securities Lending Trust, since 1995. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, The Expedition Funds, Oak Associates Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Insurance Products Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.



    EDWARD D. LOUGHLIN (DOB 03/07/51)--President and Chief Executive Officer--Executive Vice President and President--Asset Management Division of SEI Investments since 1993. Executive Vice President of the Adviser and the Administrator since 1994. Senior Vice President of the Distributor, 1986-1991; Vice President of the Distributor, 1981-1986.



    TODD B. CIPPERMAN (DOB 02/14/66)--Vice President and Assistant Secretary--Vice President and Assistant Secretary of SEI Investments, the Adviser, the Administrator and the Distributor since 1995. Associate, Dewey Ballantine (law firm), 1994-1995. Associate, Winston & Strawn (law firm), 1991-1994.



    JAMES R. FOGGO (DOB 06/30/64)--Vice President and Assistant Secretary--Vice President and Assistant Secretary of SEI Investments since January 1998. Vice President of the Administrator and Distributor since May 1999. Associate, Paul Weiss, Rifkind, Wharton & Garrison (law firm), 1998. Associate, Baker & McKenzie (law firm), 1995-1998. Associate, Battle Fowler L.L.P. (law firm), 1993-1995. Operations Manager, The Shareholder Services Group, Inc., 1986-1990.



    LYDIA A. GAVALIS (DOB 06/05/64)--Vice President and Assistant
Secretary--Vice President and Assistant Secretary of SEI Investments, the Adviser, the Administrator and the Distributor since 1998. Assistant General Counsel and Director of Arbitration, Philadelphia Stock Exchange, 1989-1998.



    KATHY HEILIG (DOB 12/21/58)--Vice President and Assistant Secretary--Treasurer of SEI Investments since 1997; Vice President of SEI Investments since 1991. Vice President and Treasurer of the Adviser and the Administrator since 1997. Assistant Controller of SEI Investments and Vice President of the Distributor since 1995. Director of Taxes of SEI Investments, 1987-1991. Tax Manager, Arthur Andersen LLP prior to 1987.

    CYNTHIA M. PARRISH (DOB 10/23/59)--Vice President and Assistant Secretary--Vice President and Assistant Secretary of the SEI Investments, the Adviser, the Administrator and the Distributor since August 1997. Branch Chief, Division of Enforcement, U.S. Securities and Exchange Commission, January 1995-August 1997. Senior Counsel--Division of Enforcement, U.S. Securities and Exchange Commission, September 1992-January 1995. Staff Attorney--Division of Enforcement, U.S. Securities and Exchange Commission, January 1995-August 1997.



    KEVIN P. ROBINS (DOB 04/15/61)--Vice President and Assistant Secretary--Senior Vice President and General Counsel of SEI Investments, the Adviser, the Administrator and the Distributor since 1994. Assistant Secretary of SEI Investments since 1992; Secretary of the Adviser and the Administrator since 1994. Vice President, General Counsel and Assistant Secretary of the Adviser, the Administrator and the Distributor, 1992-1994. Associate, Morgan, Lewis & Bockius LLP (law firm), 1988-1992.



    LYNDA J. STRIEGEL (DOB 10/30/48)--Vice President and Assistant Secretary--Vice President and Assistant Secretary of SEI Investments, the Adviser, the Administrator and the Distributor since 1998. Senior Asset Management Counsel, Barnett Banks, Inc., 1997-1998. Partner, Groom and Nordberg, Chartered, 1996-1997. Associate General Counsel, Riggs Bank, N.A., 1991-1995.



    RICHARD W. GRANT (DOB 10/25/45)--Secretary--1701 Market Street, Philadelphia, PA 19103. Partner, Morgan, Lewis & Bockius LLP (law firm), counsel to the Trust since 1989, SEI Investments, the Adviser, the Administrator and the Distributor.



    MARK E. NAGLE (DOB 10/20/59)--Controller and Chief Financial Officer--President of the Administrator and Senior Vice President of SEI Investments Mutual Funds Services Operations Group since 1998. Vice President of the Administrator and Vice President of Fund Accounting and Administration of SEI Investments Mutual Funds Services, 1996-1998. Vice President of the Distributor since December 1997. Senior Vice President, Fund Administration, BISYS Fund Services, September 1995-November 1996. Senior Vice President and Site Manager, Fidelity Investments 1981-September 1995.


------------------------


 *Messrs. Nesher and Doran are Trustees who may be deemed to be "interested persons" of the Trust as the term is defined in the 1940 Act.



**Messrs. Gooch, Storey and Sullivan serve as members of the Audit Committee of the Trust.



    The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust.



    Compensation of officers and affiliated Trustees of the Trust is paid by the Administrator. The Trust pays the fees for unaffiliated Trustees. For the fiscal year ended May 31, 1999, the Trust paid the following amounts to the Trustees.

                                         AGGREGATE            PENSION OR                           TOTAL COMPENSATION FROM
                                       COMPENSATION       RETIREMENT BENEFITS      ESTIMATED         REGISTRANT AND TRUST
                                      FROM REGISTRANT         ACCRUED AS             ANNUAL        COMPLEX PAID TO TRUSTEES
NAME OF                               FOR FISCAL YEAR           PART OF          BENEFITS UPON               FOR
PERSON, POSITION                       ENDED 5/31/99         FUND EXPENSES         RETIREMENT     FISCAL YEAR ENDED 5/31/98
-----------------------------------  -----------------  -----------------------  --------------   --------------------------
F. Wendell Gooch, Trustee..........      $  11,458             $       0            $      0      $128,750 for services on 9
                                                                                                    boards
Frank E. Morris, Trustee*..........      $   3,642             $       0            $      0      $101,500 for services on 9
                                                                                                    boards
James M. Storey, Trustee...........      $  15,308             $       0            $      0      $182,500 for services on 9
                                                                                                    boards
Robert A. Nesher, Trustee..........      $       0             $       0            $      0      $0 for services on 9
                                                                                                    boards
William M. Doran, Trustee..........      $       0             $       0            $      0      $0 for services on 9
                                                                                                    boards
George J. Sullivan, Trustee........      $  15,308             $       0            $      0      $139,000 for services on 9
                                                                                                    boards


------------------------


    * Mr. Morris had retired as of December 31, 1998.


    Mr. Edward W. Binshadler is a Trustee Emeritus of the Trust. Mr. Binshadler serves as a consultant to the Audit Committee and receives as compensation $5,000 per Audit Committee meeting attended.

                                  PERFORMANCE

    From time to time, each Fund may advertise yield and/or total return. These figures will be based on historical earnings and are not intended to indicate future performance. The yield of a Fund refers to the annualized income generated by an investment in such Fund over a specified 30-day period. The yield is calculated by assuming that the income generated by the investment during that period generated each period over one year and is shown as a percentage of the investment. In particular, yield will be calculated according to the following formula:

       Yield = 2[(((a-b)/cd) + 1) to the power of 6 -1], where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursement); c = the current daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.


    Actual yield will depend on such variables as asset quality, average asset maturity, the type of instruments a Fund invests in, changes in interest rates on money market instruments, changes in the expenses of the Fund and other factors. For the 30-day period ending May 31, 1999, the yields for the Large Cap, Small Cap and Core Fixed Income Funds were 1.07%, 0.18% and 5.80%, respectively.


    The total return of a Fund refers to the average compounded rate of return to a hypothetical investment for designated time periods (including, but not limited to, the period from which the Fund commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period. In particular, total return will be calculated according to the following formula:

       P(1 + T)to the power of n = ERV, where P = a hypothetical initial payment of $1,000; T = average annual total return; n = number of years; and ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the designated time period as of the end of such period.

    Based on the foregoing, the average annual total return for the Funds from inception (June 14, 1996) through May 31, 1999 were as follows:

                                                                                          AVERAGE ANNUAL
                                                                                           TOTAL RETURN
FUND                                                                                      SINCE INCEPTION
----------------------------------------------------------------------------------------  ---------------
Large Cap Fund..........................................................................       27.25%
Large Cap Value Fund....................................................................         *
Large Cap Growth Fund...................................................................         *
Small Cap Fund..........................................................................        9.34%
Core Fixed Income Fund..................................................................        8.07%
International Equity Fund...............................................................        8.40%
Emerging Markets Equity Fund............................................................         *
High Yield Bond Fund....................................................................         *
International Fixed Income Fund.........................................................         *

------------------------

* Not in operation during such period.

    The Funds may, from time to time, compare their performance to other mutual funds tracked by mutual fund rating services, to broad groups of comparable mutual funds or to unmanaged indices which may assume investment of dividends but generally do not reflect deductions for administrative and management costs.

    From time to time the Trust may include the names of clients of the advisers in advertisements and/or sales literature for the Trust.

                       PURCHASE AND REDEMPTION OF SHARES

    Each Fund's securities are valued by SEI Management pursuant to valuations provided by an independent pricing service (generally the last quoted sale price). Fund's securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each Business Day (defined as days on which the New York Stock Exchange is open for business ("Business Day")) or, if there is no such reported sale, at the most recently quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recently quoted bid price. The pricing service may also use a matrix system to determine valuations. This system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trustees.


    Securities with remaining maturities of 60 days or less will be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by this method, is higher or lower than the price the Trust would receive if it sold the instrument. During periods of declining interest rates, the daily yield of a Fund may tend to be higher than a like computation made by a company with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio securities. Thus, if the use of amortized cost by a Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in a Fund would be able to obtain a somewhat higher yield that would result from investment in a company utilizing solely market values, and existing shareholders in the Fund would experience a lower yield. The converse would apply during a period of rising interest rates.

    Shares of a Fund may be purchased in exchange for securities included in the Fund subject to SEI Management's determination that the securities are acceptable. Securities accepted in an exchange will be valued at the market value. All accrued interest and subscription of other rights which are reflected in the market price of accepted securities at the time of valuation become the property of the Trust and must be delivered by the Shareholder to the Trust upon receipt from the issuer.



    SEI Management will not accept securities for a Fund unless (1) such securities are appropriate for the Fund at the time of the exchange; (2) such securities are acquired for investment and not for resale; (3) the Shareholder represents and agrees that all securities offered to the Trust for the Fund are not subject to any restrictions upon their sale by the Fund under the Securities Act of 1933, or otherwise; (4) such securities are traded on the American Stock Exchange, the New York Stock Exchange or on NASDAQ in an unrelated transaction with a quoted sales price on the same day the exchange valuation is made or, if not listed on such exchanges or on NASDAQ, have prices available from an independent pricing service approved by the Trust's Board of Trustees; and (5) the securities may be acquired under the investment restrictions applicable to the Fund.


    It is currently the Trust's policy to pay all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in kind of readily marketable securities held by a Fund in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. However, a shareholder will at all times be entitled to aggregate cash redemptions from all Funds of the Trust during any 90-day period of up to the lesser of $250,000 or 1% of the Trust's net assets.

    A gain or loss for federal income tax purposes may be realized by a taxable shareholder upon an in-kind redemption depending upon the shareholder's basis in the shares of the Trust redeemed.

    The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period during which trading on the New York Stock Exchange is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or evaluation of the fund securities is not reasonably practicable, or for such other periods as the SEC may by order permit. The Trust also reserves the right to suspend sales of shares of the Funds for any period during which the New York Stock Exchange, the Adviser, the Administrator, the Distributor, the Sub-Advisers and/or the Custodian are not open for business. Currently, the following holidays are observed by the Trust: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

    The securities may be traded on foreign markets on days other than Business Days or the net asset value of a Fund may be computed on days when such foreign markets are closed. In addition, foreign markets may close at times other than 4:00 p.m. Eastern time. As a consequence, the net asset value of a share of a Fund may not reflect all events that may affect the value of the Fund's foreign securities unless the advisers determine that such events materially affect net asset value in which case net asset value will be determined by consideration of other factors.

                                     TAXES

    The following is only a summary of certain additional federal tax considerations generally affecting the Funds and their shareholders that are not described in the Funds' Prospectus. No attempt is made to present a detailed explanation of the federal, state or local tax treatment of the Funds or their shareholders and the discussion here and in the Funds' Prospectus is not intended as a substitute for careful tax planning.

    This discussion of federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

    Each Fund is treated as a separate entity for federal income tax purposes and is not combined with the Trust's other Funds. Each Fund intends to qualify as a regulated investment company ("RIC") under Subchapter M of the Code so that it will be relieved of federal income tax on that part of its income that is distributed to shareholders. In order to qualify for treatment as a RIC, a Fund must distribute annually to its shareholders at least 90% of its investment company taxable income (generally, net investment income plus the excess, if any, of net short-term capital gain over net long-term capital losses) ("Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of a Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock or securities or currencies; (ii) at the close of each quarter of a Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with such other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of a Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the close of each quarter of a Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses.

    Notwithstanding the Distribution Requirement described above, which only requires a Fund to distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gain, a Fund will be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year at least 98% of its ordinary income for that year and 98% of its capital gain net income (the excess of short- and long-term capital gain over short- and long-term capital loss) for the one-year period ending on October 31 of that year, plus certain other amounts. Each Fund intends to make sufficient distributions to avoid liability for the federal excise tax. A Fund may in certain circumstances be required to liquidate Fund investments in order to make sufficient distributions to avoid federal excise tax liability at a time when the investment advisor might not otherwise have chosen to do so, and liquidation of investments in such circumstances may affect the ability of a Fund to satisfy the requirements for qualification as a RIC.

    Any gain or loss recognized on a sale, exchange or redemption of shares of a Fund by a shareholder who is not a dealer in securities will generally, for individual shareholders, be treated as a long-term capital gain or loss if the shares have been held for more than twelve months and otherwise will be treated as a short-term capital gain or loss. However, if shares on which a shareholder has received a net capital gain distribution are subsequently sold, exchanged or redeemed and such shares have been held for six months or less, any loss recognized will be treated as a long-term capital loss to the extent of the net capital gain distribution.


    For non-corporate shareholders, long-term capital gains are currently taxed at a maximum rate of 20% and short-term capital gains are currently taxed at ordinary income tax rates.


    If a Fund fails to qualify as a RIC for any year, all of its income will be subject to federal income tax at corporate rates, and its distributions (including capital gain distributions) generally will be taxable as ordinary income dividends to its shareholders, subject to the dividends received deduction for eligible corporate shareholders.

    A Fund will be required in certain cases to withhold and remit to the United States Treasury 31% of amounts payable to any shareholder who (1) has provided the Fund either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the Internal Revenue Service for failure to properly report payments of interest or dividends, or (3) who has failed to certify to the Fund that such shareholder is not subject to backup withholding.

    Dividends and interest received by a Fund may be subject to income, withholding or other taxes imposed by foreign countries and United States possessions that would reduce the yield on a Fund's securities. Tax conventions between certain countries and the United States may reduce or eliminate these taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by foreign investors. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of securities of foreign corporations, a Fund will be eligible to, and will, file an election with the Internal Revenue Service that will enable shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign and United States possessions income taxes paid by a Fund. Pursuant to the election, a Fund will treat those taxes as dividends paid to its shareholders. Each shareholder will be required to include a proportionate share of those taxes in gross income as income received from a foreign source and must treat the amount so included as if the shareholder had paid the foreign tax directly. The shareholder may then either deduct the taxes deemed paid by him or her in computing his or her taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit (subject to significant limitations) against the shareholder's federal income tax. If a Fund makes the election, it will report annually to its shareholders the respective amounts per share of the Fund's income from sources within, and taxes paid to, foreign countries and United States possessions.

STATE TAXES

    A Fund is not liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes. Distributions by a Fund to shareholders and the ownership of shares may be subject to state and local taxes. Shareholders should consult their own tax advisers regarding the affect of federal, state and local taxes in their own individual circumstances.

                               FUND TRANSACTIONS

    The Trust has no obligation to deal with any dealer or group of dealers in the execution of transactions in fund securities. Subject to policies established by the Trustees, the advisers are responsible for placing orders to execute fund transactions. In placing orders, it is the Trust's policy to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), size, type and difficulty of the transaction involved, the firm's general execution and operational facilities, and the firm's risk in positioning the securities involved. While the advisers generally seek reasonably competitive spreads or commissions, the Trust will not necessarily be paying the lowest spread or commission available. The Trust will not purchase fund securities from any affiliated person acting as principal except in conformity with the regulations of the SEC.

    The money market securities in which a Fund invests are traded primarily in the over-the-counter market. Bonds and debentures are usually traded over-the-counter, but may be traded on an exchange. Where possible, the advisers will deal directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. Money market securities are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes. The cost of executing fund securities transactions of a Fund will primarily consist of dealer spreads and underwriting commissions.

    It is expected that the Funds may execute brokerage or other agency transactions through the Distributor, a registered broker-dealer, for a commission, in conformity with the 1940 Act, the Securities Exchange Act of 1934, as amended, and rules of the SEC. Under these provisions, the Distributor is permitted to receive and retain compensation for effecting fund transactions for a Fund on an exchange. These provisions further require that commissions paid to the Distributor by the Trust for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." In addition, a Fund may direct commission business to one or more designated broker-dealers, including the Distributor, in connection with such broker-dealer's payment of certain of the Fund's expenses. The Trustees, including those who are not "interested persons" of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid to the Distributor and will review these procedures periodically.

    Since the Trust does not market its shares through intermediary brokers or dealers, it is not the Trust's practice to allocate brokerage or principal business on the basis of sales of its shares which may be made through such firms. However, the Fund's advisers may place fund orders with qualified broker-dealers who recommend the Trust to clients, and may, when a number of brokers and dealers can provide best price and execution on a particular transaction, consider such recommendations by a broker or dealer in selecting among broker-dealers.

    The Trust does not expect to use one particular dealer, but a Fund's advisers may, consistent with the interests of the Fund, select brokers on the basis of the research services they provide to the Fund's advisers. Such services may include analysis of the business or prospects of a company, industry or economic sector or statistical and pricing services. Information so received by the advisers will be in addition to and not in lieu of the services required to be performed by a Fund's advisers under the Advisory and/or Sub-Advisory Agreements. If in the judgement of a Fund's advisers the Funds, or other accounts managed by the Fund's advisers, will be benefitted by supplemental research services, the Fund's advisers are authorized to pay brokerage commissions to a broker furnishing such services which are in excess of commissions which another broker may have charged for effecting the same transaction. The expenses of a Fund's advisers will not necessarily be reduced as a result of the receipt of such supplemental information.

    In connection with transactions effected for Funds operating within the "Manager of Managers" structure, under this policy, SIMC and the various firms that serve as money managers to certain Funds of the Trust, in the exercise of joint investment discretion over the assets of a Fund, may direct a portion of a Fund's brokerage to the Distributor. All such transactions directed to the Distributor must be accomplished in a manner that is consistent with the Trust's policy to achieve best net results, and must comply with the Trust's procedures regarding the execution of transactions through affiliated brokers.

    For the fiscal year ended May 31, 1999, the Funds paid the following brokerage fees:


                                                                                                              % OF TOTAL
                                               TOTAL $ AMOUNT     TOTAL $ AMOUNT         % OF TOTAL            BROKERED
                                                OF BROKERAGE       OF BROKERAGE           BROKERAGE          TRANSACTIONS
                                                 COMMISSION        COMMISSIONS           COMMISSIONS       EFFECTED THROUGH
                                                PAID IN 1999    PAID TO AFFILIATES   PAID TO AFFILIATES       AFFILIATES
FUND                                               (000)          IN 1999 (000)            IN 1999              IN 1999
---------------------------------------------  --------------   ------------------   -------------------   -----------------
Large Cap Fund...............................      $1,640               $88                 5.4%                 5.4%
Large Cap Value Fund.........................        *                  *                     *                    *
Large Cap Growth Fund........................        *                  *                     *                    *
Small Cap Fund...............................      $  914               $9                    1%                   1%
Core Fixed Income Fund.......................      $  208               $0                    0%                   0%
High Yield Bond Fund.........................        *                  *                     *                    *
International
 Fixed Income Fund...........................        *                  *                     *                    *
Emerging Markets Equity Fund.................        *                  *                     *                    *
International Equity Fund....................      $1,610               $0                    0%                   0%


------------------------------

* Not in operation during such period.

    The portfolio turnover rate for each Fund for the fiscal years ended May 31, 1998 and 1999 was as follows:



                                                                         TURNOVER RATE
                                                                 -----------------------------
FUND                                                                 1998            1999
---------------------------------------------------------------  -------------   -------------
Large Cap Fund.................................................        72%             60%
Large Cap Value Fund...........................................        *               *
Large Cap Growth Fund..........................................        *               *
Small Cap Fund.................................................       120%            154%
International Equity Fund......................................       109%             82%
Emerging Markets Equity Fund...................................        *               *
Core Fixed Income Fund.........................................       324%            393%
High Yield Bond Fund...........................................        *               *
International Fixed Income Fund................................        *               *


------------------------

* Not in operation during such period.

                             DESCRIPTION OF SHARES

    The Declaration of Trust authorizes the issuance of an unlimited number of shares of each Fund, each of which represents an equal proportionate interest in that Fund. Each share upon liquidation entitles a shareholder to a pro rata share in the net assets of that Fund. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Trust may create additional series of shares or separate classes of funds. Share certificates representing the shares will not be issued.

                       LIMITATION OF TRUSTEES' LIABILITY

    The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or administrators, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his or her willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties.

                                     VOTING

    Each share held entitles the shareholder of record to one vote. The shareholders of each Fund will vote separately on matters pertaining solely to that Fund, such as any distribution plan. As a Massachusetts business trust, the Trust is not required to hold annual meetings of shareholders, but approval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

    Where the Prospectus for the Funds or this Statement of Additional Information state that an investment limitation or a fundamental policy may not be changed without shareholder approval, such approval means the vote of (i) 67% or more of the Fund's shares present at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present or represented by Proxy, or (ii) more than 50% of the Fund's outstanding shares, whichever is less.

    As of September 1, 1999, SEI Trust Company owned a controlling interest (as defined by the Investment Company Act of 1940) in the Trust's Large Cap, Small Cap, Core Fixed Income, and International Equity Funds.

                             SHAREHOLDER LIABILITY

    The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a Trust could, under certain circumstances, be held personally liable as partners for the obligations of the Trust. Even if, however, the Trust were held to be a partnership, the possibility of the shareholders' incurring financial loss for that reason appears remote because the Trust's Declaration of Trust (i) contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and (ii) provides for indemnification out of the Trust property for any shareholders held personally liable for the obligations of the Trust.

                                5% SHAREHOLDERS

    As of September 1, 1999, the following persons were the only persons who were record owners (or to the knowledge of the Trust, beneficial owners) of 5% or more of the shares of the Funds. The Trust believes that most of the shares referred to above were held by the above persons in accounts for their fiduciary, agency, or custodial customers.

LARGE CAP FUND:
                          NAME AND ADDRESS                            NUMBER OF SHARES   PERCENT OF FUND
--------------------------------------------------------------------  -----------------  ---------------
SEI Trust Company                                                        87,478,789.95         82.41%
Attn: Jackie Esposito
One Freedom Valley Drive
Oaks, PA 19087-1610


SMALL CAP FUND:
                          NAME AND ADDRESS                            NUMBER OF SHARES   PERCENT OF FUND
--------------------------------------------------------------------  -----------------  ---------------
SEI Trust Company                                                        19,171,850.65         52.23%
Attn: Jackie Esposito
One Freedom Valley Drive
Oaks, PA 19087-1610

Wachovia Bank NA                                                          4,342,755.40         11.83%
Attn: Teresa Almond
301 North Church Street
MC-NC 31013
Winston-Salem, NC 27101-3820

Mellon Trust                                                              2,881,721.74          7.85%
Hercules-STD
One Million Bank Center
Pittsburgh, PA

Bankers Trust TTEE of the Cincinnati Bell                                 4,675,132.54         12.74%
Pension Plan Trust
Attn: Mike Stack
100 Plaza One
Jersey City, New Jersey 07311-3999

INTERNATIONAL EQUITY FUND:
                          NAME AND ADDRESS                            NUMBER OF SHARES   PERCENT OF FUND
--------------------------------------------------------------------  -----------------  ---------------
SEI Trust Company                                                        43,947,342.03         71.97%
Attn: Jackie Esposito
One Freedom Valley Drive
Oaks, PA 19087-1610

Bankers Trust                                                             5,967,355.79          9.77%
Attn: Jennifer Davis
100 Plaza One Mail Stop 3046
Jersey City, NJ 07311-3999

CORE FIXED INCOME FUND:
                          NAME AND ADDRESS                            NUMBER OF SHARES   PERCENT OF FUND
--------------------------------------------------------------------  -----------------  ---------------
SEI Trust Company                                                        95,049,566.43         77.49%
Attn: Jackie Esposito
One Freedom Valley Drive
Oaks, PA 19087-1610


                              MASTER/FEEDER OPTION

    The Trust may in the future seek to achieve any Fund's investment objective by investing all of that Fund's assets in another investment company having the same investment objective and substantially the same investment policies and restrictions as those applicable to that Fund. It is expected that any such investment company would be managed by SIMC in substantially the same manner as the existing Fund. The initial shareholder(s) of each Fund voted to vest such authority in the sole discretion of the Trustees and such investment may be made without further approval of the shareholders of the Funds. However, shareholders of the Funds will be given at least 30 days' prior notice of any such investment. Such investment would be made only if the Trustees determine it to be in the best interests of a Fund and its shareholders. In making that determination the Trustees will consider, among other things, the benefits to shareholders and/or the opportunity to reduce costs and achieve operational efficiencies. Although the Funds believe that the Trustees will not approve an arrangement that is likely to result in higher costs, no assurance is given that costs will be materially reduced if this option is implemented.

                                   CUSTODIAN

    First Union National Bank, Broad and Chestnut Streets, P.O. Box 7618, Philadelphia, Pennsylvania 19101, acts as wire agent for each of the Funds and custodian for the assets of the Large Cap, Small Cap, Core Fixed Income and High Yield Bond Funds. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, acts as custodian for the assets of the International Fixed Income, Emerging Markets Equity and International Equity Funds. First Union National Bank, and State Street Bank and Trust Company (each a "Custodian," and, together, the "Custodians") hold cash, securities and other assets of the respective Funds for which they act as custodian as required by the 1940 Act.

                                    EXPERTS


    The financial statements incorporated by reference into this Statement of Additional Information have been incorporated by reference in reliance on the report of PricewaterhouseCoopers, LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

                                 LEGAL COUNSEL

    Morgan, Lewis & Bockius LLP serves as counsel to the Trust.

                              FINANCIAL STATEMENTS


    The Trust's financial statements for the fiscal year ended May 31, 1999, including notes thereto and the report of PricewaterhouseCoopers, LLP thereon, are herein incorporated by reference from the Trust's 1999 Annual Report. A copy of the 1999 Annual Report must accompany the delivery of this Statement of Additional Information.

                      SEI INSTITUTIONAL INVESTMENTS TRUST
                           PART C. OTHER INFORMATION

ITEM 23.  EXHIBITS:

(a)        Registrant's Declaration of Trust is incorporated herein by reference to
             Exhibit (1) of Registrant's Registration Statement on Form N-1A (File
             No. 33-58041), filed with the Securities and Exchange Commission ("SEC")
             on March 10, 1995.
(b)(1)     Registrant's By-Laws are incorporated herein by reference to Exhibit (2)
             of Registrant's Registration Statement on Form N-1A (File No. 33-58041),
             filed with the SEC on March 10, 1995.
(b)(2)     Amended By-Laws are incorporated by reference to Exhibit (2)(a) of
             Registrant's Registration Statement on Form N-1A (File No. 33-58041),
             filed with the SEC on September 29, 1997.
(c)        Not Applicable.
(d)(1)     Investment Advisory Agreement between the Trust and SEI Investments
             Management Corporation ("SIMC") (formerly "SEI Financial Management
             Corporation") as previously filed with Registrant's Pre-Effective
             Amendment No. 2 on Form N-1A (File No. 33-58041), filed with the SEC on
             June 7, 1996 is herein incorporated by reference to Exhibit (5)(a) of
             Post-Effective Amendment No. 2, filed with the SEC on September 29,
             1997.
(d)(2)     Investment Sub-Advisory Agreement between SIMC and 1838 Investment
             Advisors, L.P. with respect to the Trust's Small Cap Fund as previously filed with Registrant's Pre-Effective Amendment No. 1 on Form N-1A (File
             No. 33-58041), filed with the SEC on April 26, 1996 is herein incorporated by reference to Exhibit (5)(b) of Post-Effective Amendment
             No. 2, filed with the SEC on September 29, 1997.
(d)(3)     Investment Sub-Advisory Agreement between SIMC and Acadian Asset
             Management, L.P. with respect to the Trust's International Equity Fund as previously filed with Registrant's Pre-Effective Amendment No. 1 on
             Form N-1A (File No. 33-58041), filed with the SEC on April 26, 1996 is herein incorporated by reference to Exhibit (5)(c) of Post-Effective
             Amendment No. 2, filed with the SEC on September 29, 1997.
(d)(4)     Investment Sub-Advisory Agreement between SIMC and Alliance Capital
             Management L.P. with respect to the Trust's Large Cap Fund as previously filed with Registrant's Pre-Effective Amendment No. 1 on Form N-1A (File
             No. 33-58041), filed with the SEC on April 26, 1996 is herein incorporated by reference to Exhibit (5)(d) of Post-Effective Amendment
             No. 2, filed with the SEC on September 29, 1997.
(d)(5)     Form of Investment Sub-Advisory Agreement between SIMC and
             Apodaca-Johnston Capital Management, Inc. with respect to the Trust's
             Small Cap Fund is incorporated herein by reference to Exhibit (5)(e) of
             Registrant's Pre-Effective Amendment No. 1 on Form N-1A (File No.
             33-58041), as previously filed with the SEC on April 26, 1996.
(d)(6)     Investment Sub-Advisory Agreement between SIMC and BEA Associates with respect to the High Yield Bond Fund as previously filed with
             Registrant's Pre-Effective Amendment No. 1 on Form N-1A (File No.
             33-58041), filed with the SEC on April 26, 1996 is herein incorporated by reference to Exhibit (5)(f) of Post-Effective Amendment No. 2, filed with the SEC on September 29, 1997.

(d)(7)     Investment Sub-Advisory Agreement between SIMC and BlackRock Financial
             Management, Inc. with respect to the Core Fixed Income Fund as previously filed with Registrant's Pre-Effective Amendment No. 1 on Form
             N-1A (File No. 33-58041), filed with the SEC on April 26, 1996 is herein incorporated by reference to Exhibit (5)(g) of Post-Effective Amendment
             No. 2, filed with the SEC on September 29, 1997.
(d)(8)     Investment Sub-Advisory Agreement between SIMC and Boston Partners Asset
             Management, L.P. with respect to the Small Cap Fund as previously filed with Registrant's Pre-Effective Amendment No. 1 on Form N-1A (File No.
             33-58041), filed with the SEC on April 26, 1996 is herein incorporated by reference to Exhibit (5)(h) of Post-Effective Amendment No. 2, filed with the SEC on September 29, 1997.
(d)(9)     Investment Sub-Advisory Agreement between SIMC and Firstar Investment
             Research & Management Company with respect to the Core Fixed Income Fund as previously filed with Registrant's Pre-Effective Amendment No. 1 on
             Form N-1A (File No. 33-58041), filed with the SEC on April 26, 1996 is herein incorporated by reference to Exhibit (5)(i) of Post-Effective
             Amendment No. 2, filed with the SEC on September 29, 1997.
(d)(10)    Investment Sub-Advisory Agreement between SIMC and American Express Asset
             Management Group, Inc. (formerly "IDS Advisory Group, L.P.") with respect to the Trust's Large Cap Fund as previously filed with
             Registrant's Pre-Effective Amendment No. 1 on Form N-1A (File No.
             33-58041), filed with the SEC on April 26, 1996 is herein incorporated by reference to Exhibit (5)(j) of Post-Effective Amendment No. 2, filed with the SEC on September 29, 1997.
(d)(11)    Investment Sub-Advisory Agreement between SIMC and LSV Asset Management with respect to the Trust's Large Cap and Small Cap Funds as previously filed with Registrant's Pre-Effective Amendment No. 1 on Form N-1A (File
             No. 33-58041), filed with the SEC on April 26, 1996 is herein incorporated by reference to Exhibit (5)(k) of Post-Effective Amendment
             No. 2, filed with the SEC on September 29, 1997.
(d)(12)    Investment Sub-Advisory Agreement between SIMC and Mellon Equity
             Associates with respect to the Large Cap Fund as previously filed with
             Registrant's Pre-Effective Amendment No. 1 on Form N-1A (File No.
             33-58041), filed with the SEC on April 26, 1996 is herein incorporated by reference to Exhibit (5)(l) of Post-Effective Amendment No. 2, filed with the SEC on September 29, 1997.
(d)(13)    Investment Sub-Advisory Agreement between SIMC and HighMark Capital
             Management, Inc. (formerly "Pacific Alliance Capital Management") with respect to the Large Cap Fund as previously filed with Registrant's
             Pre-Effective Amendment No. 1 on Form N-1A (File No. 33-58041), filed with the SEC on April 26, 1996 is herein incorporated by reference to
             Exhibit (5)(m) of Post-Effective Amendment No. 2, filed with the SEC on
             September 29, 1997.
(d)(14)    Investment Sub-Advisory Agreement between SIMC and Montgomery Asset
             Management, L.P. with respect to the Emerging Markets Equity Fund as previously filed with Registrant's Pre-Effective Amendment No. 1 on Form
             N-1A (File No. 33-58041), filed with the SEC on April 26, 1996 is herein incorporated by reference to Exhibit (5)(n) of Post-Effective Amendment
             No. 2, filed with the SEC on September 29, 1997.

(d)(15)    Form of Investment Sub-Advisory Agreement between SIMC and Morgan Grenfell
             Investment Services Limited with respect to the International Equity
             Fund is incorporated herein by reference to Registrant's Exhibit (5)(o)
             of Pre-Effective Amendment No. 1 on Form N-1A (File No. 33-58041), as
             previously filed with the SEC on April 26, 1996.
(d)(16)    Investment Sub-Advisory Agreement between SIMC and Nicholas-Applegate
             Capital Management, Inc. with respect to the Small Cap Fund as previously filed with Registrant's Pre-Effective Amendment No. 1 on Form
             N-1A (File No. 33-58041), filed with the SEC on April 26, 1996 is herein incorporated by reference to Exhibit (5)(p) of Post-Effective Amendment
             No. 2, filed with the SEC on September 29, 1997.
(d)(17)    Investment Sub-Advisory Agreement between SIMC and Provident Investment
             Counsel, Inc. with respect to the Large Cap Fund as previously filed with Registrant's Pre-Effective Amendment No. 1 on Form N-1A (File No.
             33-58041), filed with the SEC on April 26, 1996 is herein incorporated by reference to Exhibit (5)(q) of Post-Effective Amendment No. 2, filed with the SEC on September 29, 1997.
(d)(18)    Investment Sub-Advisory Agreement between SIMC and Schroder Capital
             Management International Limited with respect to the International
             Equity Fund is filed herewith incorporated herein by reference to
             Exhibit (5)(r) of Registrant's Pre-Effective Amendment No. 1 on Form
             N-1A (File No. 33-58041), as previously filed with the SEC on April 26,
             1996.
(d)(19)    Investment Sub-Advisory Agreement between SIMC and Strategic Fixed Income
             L.P. with respect to the International Fixed Income Fund as previously filed with Registrant's Pre-Effective Amendment No. 1 on Form N-1A (File
             No. 33-58041), filed with the SEC on April 26, 1996 is herein incorporated by reference to Exhibit (5)(s) of Post-Effective Amendment
             No. 2, filed with the SEC on September 29, 1997.
(d)(20)    Investment Sub-Advisory Agreement between SIMC and Wall Street Associates with respect to the Small Cap Fund as previously filed with Registrant's
             Pre-Effective Amendment No. 1 on Form N-1A (File No. 33-58041), filed with the SEC on April 26, 1996 is herein incorporated by reference to
             Exhibit (5)(t) of Post-Effective Amendment No. 2, filed with the SEC on
             September 29, 1997.
(d)(21)    Investment Sub-Advisory Agreement between SIMC and Western Asset
             Management Company with respect to the Core Fixed Income Fund as previously filed with Registrant's Pre-Effective Amendment No. 1 on Form
             N-1A (File No. 33-58041), filed with the SEC on April 26, 1996 is herein incorporated by reference to Exhibit (5)(u) of Post-Effective Amendment
             No. 2, filed with the SEC on September 29, 1997.
(d)(22)    Investment Sub-Advisory Agreement between SIMC and First of America
             Investment Corporation with respect to the Small Cap Fund as previously filed as Exhibit (5)(w) with Registrant's Pre-Effective Amendment No. 2 on Form N-1A (File No. 33-58041), filed with the SEC on June 7, 1996 is herein incorporated by reference to Exhibit (5)(v) of Post-Effective
             Amendment No. 2, filed with the SEC on September 29, 1997.
(d)(23)    Investment Sub-Advisory Agreement between SIMC and Farrell Wako Global
             Investment Management, Inc. with respect to the International Equity
             Fund as previously filed as Exhibit (5)(x) with Registrant's
             Pre-Effective Amendment No. 2 on Form N-1A (File No. 33-58041), filed with the SEC on June 7, 1996 is herein incorporated by reference to
             Exhibit (5)(w) of Post-Effective Amendment No. 2, filed with the SEC on
             September 29, 1997.

(d)(24)    Investment Sub-Advisory Agreement between SIMC and Seligman Henderson Co.
             with respect to the International Equity Fund as previously filed as
             Exhibit (5)(y) with Registrant's Pre-Effective Amendment No. 2 on Form
             N-1A (File No. 33-58041), filed with the SEC on June 7, 1996 is herein incorporated by reference to Exhibit (5)(x) of Post-Effective Amendment
             No. 2, filed with the SEC on September 29, 1997.
(d)(25)    Investment Sub-Advisory Agreement between SIMC and SG Pacific Asset
             Management, Inc. (formerly "Yamaichi Capital Management, Inc.") with respect to the International Equity Fund as previously filed as Exhibit
             (5)(z) with Registrant's Pre-Effective Amendment No. 2 on Form N-1A
             (File No. 33-58041), filed with the SEC on June 7, 1996 is herein incorporated by reference to Exhibit (5)(y) of Post-Effective Amendment
             No. 2, filed with the SEC on September 29, 1997.
(d)(26)    Investment Sub-Advisory Agreement between SIMC and Coronation Asset
             Management (Proprietary) Limited with respect to the Emerging Markets
             Equity Fund previously filed as Exhibit (5)(aa) to Registrant's
             Post-Effective Amendment No. 1 on Form N-1A (File No. 33-58041), filed with the SEC on December 30, 1996, is herein incorporated by reference to Exhibit (5)(z) of Post-Effective Amendment No. 2, filed with the SEC on September 29, 1997.
(d)(27)    Investment Sub-Advisory Agreement between SIMC and Furman Selz Capital
             Management LLC with respect to the Small Cap Fund as previously filed as
             Exhibit (5)(bb) to Registrant's Post-Effective Amendment No. 1 on Form
             N-1A (File No. 33-58041), filed with the SEC on December 30, 1996 is herein incorporated by reference to Exhibit (5)(aa) of Post-Effective
             Amendment No. 2, filed with the SEC on September 29, 1997.
(d)(28)    Investment Sub-Advisory Agreement between SIMC and Lazard London
             International Investment Management Limited with respect to the
             International Equity Fund as previously filed as Exhibit (5)(cc) to
             Registrant's Post-Effective Amendment No. 1 on Form N-1A (File No.
             33-58041), filed with the SEC on December 30, 1996 is herein incorporated by reference to Exhibit (5)(bb) of Post-Effective Amendment
             No. 2, filed with the SEC on September 29, 1997.
(d)(29)    Investment Sub-Advisory Agreement between SIMC and Parametric Portfolio
             Associates with respect to the Emerging Markets Equity Fund previously filed as Exhibit (5)(dd) to Registrant's Post-Effective Amendment No. 1
             on Form N-1A (File No. 33-58041), filed with the SEC on December 30,
             1996, is herein incorporated by reference to Exhibit (5)(cc) of
             Post-Effective Amendment No. 2, filed with the SEC on September 29,
             1997.
(d)(30)    Investment Sub-Advisory Agreement between SIMC and SG Pacific Asset
             Management, Inc. (formerly "Yamaichi Capital Management, Inc.") and SGY
             Asset Management (Singapore) Ltd. (formerly "Yamaichi Capital Management
             (Singapore) Limited) with respect to the International Equity Fund previously filed as Exhibit (5)(ee) to Registrant's Post-Effective
             Amendment No. 1 on Form N-1A (File No. 33-58041), filed with the SEC on
             December 30, 1996, is herein incorporated by reference to Exhibit
             (5)(dd) of Post-Effective Amendment No. 2, filed with the SEC on
             September 29, 1997.
(d)(31)    Schedule B dated January 1, 1997 to the Trust's Sub-Advisory Agreement dated June 14, 1996 between SIMC and LSV Asset Management is incorporated by reference to Exhibit (5)(ee) of Registrant's
             Registration Statement on Form N-1A (File No. 33-58041), filed with the
             SEC on September 29, 1997.

(d)(32)    Investment Sub-Advisory Agreement between SIMC and Sanford C. Bernstein &
             Co., Inc. with respect to the Large Cap Fund is herein incorporated by reference to Exhibit (5)(ff) of Post-Effective Amendment No. 3 to
             Registrant's Registration Statement on Form N-1A (File No. 33-58041),
             filed with the SEC on September 25, 1998.
(d)(33)    Investment Sub-Advisory Agreement between SIMC and Polynous Capital
             Management with respect to the Small Cap Fund is herein incorporated by reference to Exhibit (5)(gg) of Post-Effective Amendment No. 3 to
             Registrant's Registration Statement on Form N-1A (File No. 33-58041),
             filed with the SEC on September 25, 1998.
(d)(34)    Investment Sub-Advisory Agreement between SIMC and Robertson Stephens
             Investment Management, L.P. with respect to the Small Cap Fund is herein incorporated by reference to Exhibit (5)(hh) of Post-Effective Amendment
             No. 3 to Registrant's Registration Statement on Form N-1A (File No.
             33-58041), filed with the SEC on September 25, 1998.
(d)(35)    Investment Sub-Advisory Agreement between SIMC and Capital Guardian Trust
             Company with respect to the International Equity Fund is herein incorporated by reference to Exhibit (5)(ii) of Post-Effective Amendment
             No. 3 to Registrant's Registration Statement on Form N-1A (File No.
             33-58041), filed with the SEC on September 25, 1998.
(d)(36)    Investment Sub-Advisory Agreement between SIMC and Scottish Widows
             Investment Management Limited with respect to the International Equity
             Fund is herein incorporated by reference to Exhibit (5)(jj) of
             Post-Effective Amendment No. 3 to Registrant's Registration Statement on
             Form N-1A (File No. 33-58041), filed with the SEC on September 25, 1998.
(d)(37)    Investment Sub-Advisory Agreement between SIMC and Credit Suisse Asset
             Management, Limited with respect to the Emerging Markets Equity Fund is herein incorporated by reference to Exhibit (5)(kk) of Post-Effective
             Amendment No. 3 to Registrant's Registration Statement on Form N-1A
             (File No. 33-58041), filed with the SEC on September 25, 1998.
(d)(38)    Investment Sub-Advisory Agreement between SIMC and TCW Funds Management
             Inc. with respect to the Large Cap Fund is herein incorporated by reference to Exhibit (5)(ll) of Post-Effective Amendment No. 3 to
             Registrant's Registration Statement on Form N-1A (File No. 33-58041),
             filed with the SEC on September 25, 1998.
(d)(39)    Investment Sub-Advisory Agreement between SIMC and Mellon Equity
             Associates, LLP with respect to the Small Cap Fund is herein incorporated by reference to Exhibit (5)(mm) of Post-Effective Amendment
             No. 3 to Registrant's Registration Statement on Form N-1A (File No.
             33-58041), filed with the SEC on September 25, 1998.
(d)(40)    Investment Sub-Advisory Agreement between SIMC and Spyglass Asset
             Management, Inc. with respect to the Small Cap Fund is herein incorporated by reference to Exhibit (5)(nn) of Post-Effective Amendment
             No. 3 to Registrant's Registration Statement on Form N-1A (File No.
             33-58041), filed with the SEC on September 25, 1998.
(d)(41)    Investment Sub-Advisory Agreement between SIMC and Morgan Stanley Asset
             Management Inc. with respect to the Emerging Markets Equity Fund is herein incorporated by reference to Exhibit (5)(oo) of Post-Effective
             Amendment No. 3 to Registrant's Registration Statement on Form N-1A
             (File No. 33-58041), filed with the SEC on September 25, 1998.

(d)(42)    Investment Sub-Advisory Agreement between SIMC and Nicholas-Applegate
             Capital Management, Inc. with respect to the Emerging Markets Equity
             Fund is herein incorporated by reference to Exhibit (5)(pp) of
             Post-Effective Amendment No. 3 to Registrant's Registration Statement on
             Form N-1A (File No. 33-58041), filed with the SEC on September 25, 1998.
(d)(43)    Investment Sub-Advisory Agreement between SIMC and Artisan Partners
             Limited Partnership with respect to the Small Cap Fund is herein incorporated by reference to Exhibit (d)(43) of Post-Effective Amendment
             No. 4 to Registrant's Registration Statement on Form N-1A (File No.
             33-58041) filed with the SEC on July 16, 1999.
(d)(44)    Investment Sub-Advisory Agreement between SIMC and Sawgrass Asset
             Management, LLC with respect to the Small Cap Fund is herein incorporated by reference to Exhibit (d)(44) of Post-Effective Amendment
             No. 4 to Registrant's Registration Statement on Form N-1A (File No.
             33-58041) filed with the SEC on July 16, 1999.
(d)(45)    Form of Investment Sub-Advisory Agreement between SIMC and Nomura
             Corporate Research and Asset Management Inc. with respect to the High
             Yield Bond Fund is filed herewith.
(d)(46)    Investment Sub-Advisory Agreement between SIMC and Security Capital Global
             Capital Management Group, Incorporated with respect to the Small Cap
             Value Fund is filed herewith.
(e)        Distribution Agreement between the Trust and SEI Investments Distribution
             Co. (formerly "SEI Financial Services Company") as previously filed with
             Registrant's Pre-Effective Amendment No. 1 on Form N-1A (File No.
             33-58041), filed with the SEC on April 26, 1996 is herein incorporated by reference to Exhibit (6) of Post-Effective Amendment No. 2, filed with the SEC on September 29, 1997.
(f)        Not Applicable.
(g)(1)     Custodian Agreement between the Trust and First Union National Bank, N.A.
             with respect to the Trust's Large Cap, Small Cap, Core Fixed Income and
             High Yield Bond Funds as previously filed with Registrant's
             Pre-Effective Amendment No. 2 on Form N-1A (File No. 33-58041), filed with the SEC on June 7, 1996 is herein incorporated by reference to
             Exhibit (8) of Post-Effective Amendment No. 2, filed with the SEC on
             September 29, 1997.
(g)(2)     Custodian Agreement between the Trust and State Street Bank and Trust
             Company is incorporated by reference to Exhibit (8)(a) of Post-Effective
             Amendment No. 2 to Registrant's Registration Statement on Form N-1A
             (File No. 33-58041), filed with the SEC on September 29, 1997.
(h)        Administration Agreement dated June 14, 1996 between the Trust and SEI
             Investments Fund Management as previously filed with Registrant's
             Pre-Effective Amendment No. 1 on Form N-1A (File No. 33-58041), filed with the SEC on April 26, 1996 is herein incorporated by reference to
             Exhibit (9)(a) Post-Effective Amendment No. 2, filed with the SEC on
             September 29, 1997.
(i)        Opinion and Consent of Counsel is filed herewith.
(j)        Consent of Independent Public Accountants is filed herewith.
(k)        Not Applicable.
(l)        Not Applicable.
(m)        Not Applicable.
(n)        Not Applicable.
(o)        Not Applicable.
(p)        Powers of Attorney for Robert A. Nesher, William M. Doran, George J.
             Sullivan, Jr., F. Wendell Gooch, Mark E. Nagle, James M. Storey and
             Edward D. Loughlin are incorporated by reference to Exhibit (24) of
             Registrant's Post-Effective Amendment No. 3 on Form N-14 (File No.
             33-59041) filed with the SEC on September 25, 1998.

ITEM 24.

    See the Prospectus and Statement of Additional Information filed herewith regarding the Trust's control relationships. The Administrator is a subsidiary of SEI Investments Company which also controls the Distributor of the Registrant, SEI Investments Distribution Co., and other corporations engaged in providing various financial and record keeping services, primarily to bank trust departments, pension plan sponsors, and investment managers.

ITEM 25.  INDEMNIFICATION:

    Article VIII of the Agreement and Declaration of Trust is filed as Exhibit 1 to the Registration Statement. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suite or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER AND SUB-ADVISERS:

    Other business, profession, vocation, or employment of a substantial nature in which each director or principal officer of the adviser and each sub-adviser is or has been, at any time during the last two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee are as follows:

ACADIAN ASSET MANAGEMENT, INC.

    Acadian Asset Management, Inc. ("Acadian") is a sub-adviser for the Registrant's International Equity Fund. The principal business address of Acadian is 260 Franklin Street, Boston, Massachusetts 02110. Acadian is an investment adviser registered under the Advisers Act.

       NAME AND POSITION WITH
         INVESTMENT ADVISER                  NAME OF OTHER COMPANY             CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------  ------------------------------------
Gary Leonard Bergstrom                                 --                                    --
President, Treasurer, Director

Ronald Dickson Frashure                                --                                    --
Executive V.P., Director

Matthew Vassar Pierce                                  --                                    --
Senior V.P., Chief Compliance
Officer

Barry Bennett White                   Foley, Hoag & Eliot                   Partner
Clerk

ALLIANCE CAPITAL MANAGEMENT L.P.

    Alliance Capital Management L.P. ("Alliance") is a sub-adviser for the Registrant's Large Cap Fund. The principal business address of Alliance is 1345 Avenue of the Americas, New York, New York 10105. Alliance is an investment adviser registered under the Advisers Act.

         NAME AND POSITION                                                             POSITION WITH
      WITH INVESTMENT ADVISER                    OTHER COMPANY                         OTHER COMPANY
------------------------------------  ------------------------------------  ------------------------------------
Alliance ALP, Inc. (ALP)
Assignor Limited Partner

Alliance Capital Management
  Corporation
General Partner

Luis Javier Bastida                   Alliance Capital Management           Director
Director of General Partner             Corporation

                                      Banco Bilbao Vizcaya                  CFO & Member of the Executive
                                                                              Committee

Claude Bebear                         Alliance Capital Management           Director
Director of General Partner             Corporation

                                      AXA-UAP                               Chairman of the Executive Board &
                                                                              CEO

                                      The Equitable Companies Inc.          Chairman

John L. Blundin                       Alliance Capital Management           Executive Vice President
Executive Vice President                Corporation

David Remson Brewer, Jr.              Alliance Capital Management           Senior Vice President, General
Sr. Vice President, General             Corporation                           Counsel & Secretary
  Counsel & Secretary

Donald Hood Brydon                    Alliance Capital Management           Director
Director                                Corporation

                                      AXA Investment Managers S.A.          Chairman & CEO

Bruce William Calvert                 Alliance Capital Management           Vice Chairman, CIO & Director
Vice Chairman, CIO, Director            Corporation

Henri de la Croix de Castries         Alliance Capital Management           Director
Director                                Corporation

                                      AXA                                   General Manager

John Donato Carifa                    Alliance Capital Management           President, COO & Director
President, COO, Director                Corporation

Kathleen Ann Corbet                   Alliance Capital Management           Executive Vice President
Executive Vice President                Corporation

Kevin C. Dolan                        Alliance Capital Management           Director
Director of General Partner             Corporation

                                      AXA--UAP                              Senior Vice President

                                      AXA Investment Managers S.A.          Chief Executive Officer

         NAME AND POSITION                                                             POSITION WITH
      WITH INVESTMENT ADVISER                    OTHER COMPANY                         OTHER COMPANY
------------------------------------  ------------------------------------  ------------------------------------
Denis Duverne                         Alliance Capital Management           Director
Director of General Partner             Corporation

                                      AXA                                   Senior Vice President

Alfred Harrison                       Alliance Capital Management           Vice Chairman & Director
Vice Chairman, Director                 Corporation

Herve Hatt                            Alliance Capital Management           Director
Director of General Partner             Corporation

                                      AXA                                   Executive

Michael Hegarty                       Alliance Capital Management           Director
Director                                Corporation

                                      The Equitable Companies Inc.          Vice Chairman, COO & Director

                                      The Equitable Life Assurance Society  President, COO & Director
                                        of the United States

Robert Gene Hysterberg                Alliance Capital Management           Senior Vice President
Senior Vice President                   Corporation

Jean-Pierre Hellebuyck                Alliance Capital Management           Director
Director of General Partner             Corporation

                                      AXA                                   Chairman

Benjamin Duke Holloway                Alliance Capital Management           Director
Director                                Corporation

Nelson Rudolph Jantzen                Alliance Capital Management           Senior Vice President
Senior Vice President                   Corporation

Robert Henry Joseph, Jr.              Alliance Capital Management           Senior VP & CFO
Sr. Vice Pres., CFO                     Corporation

Wayne D. Lyski                        Alliance Capital Management           Executive Vice President
Executive Vice President                Corporation

Mark Randall Manley                   Alliance Capital Management           Senior Vice President, Counsel,
Senior Vice President,                  Corporation                           Compliance Officer & Assistant
  Counsel, Compliance                                                         Secretary
  Officer & Assistant
  Secretary

Joseph James Melone                   The Equitable Companies Inc.          President, CEO & Director
Director

                                      Alliance Capital Management           Director
                                        Corporation

                                      The Equitable Life Assurance Society  Chairman, President & CEO
                                        of the United States

                                      Equitable Investment Corporation      President

         NAME AND POSITION                                                             POSITION WITH
      WITH INVESTMENT ADVISER                    OTHER COMPANY                         OTHER COMPANY
------------------------------------  ------------------------------------  ------------------------------------
Edward D. Miller                      Alliance Capital Management           Director
Director                                Corporation

                                      The Equitable Companies Inc.          President & CFO

                                      The Equitable Life Assurance Society  Chairman & CEO
                                        of the United States

                                      AXA--UAP                              Senior Executive Vice President

Peter D. Noris                        Alliance Capital Management           Director
Director of General Partner             Corporation

                                      The Equitable Life Assurance Society  EVP & CIO
                                        of the United States

Joseph Edward Potter                  Alliance Capital Management           Senior Vice President
Senior Vice President                   Corporation

Frank Savage                          Alliance Capital Management           Director
Director                                Corporation

                                      The Equitable Life Insurance Society  SVP
                                        of the United States

Alden Merle Stewart                   Alliance Capital Management           Executive Vice President
Executive Vice President                Corporation

Stanley B. Tulin                      Alliance Capital Management           Director
Director                                Corporation

                                      The Equitable Companies Inc.          Executive Vice President & CFO

                                      The Equitable Life Insurance Society  Vice Chairman & CFO
                                        of the United States

Dave Harrel Williams                  The Equitable Companies Inc.          Director
Chairman of the Board,
  CEO & Director

                                      Alliance Capital Management           Chairman of the Board, CEO &
                                        Corporation                           Director

                                      The Equitable Life Assurance Society  Director
                                        of the United States

Reba White Williams                   Alliance Capital Management           Director
Director                                Corporation

Robert Bruce Zoellick                 Alliance Capital Management           Director
Director of General Partner             Corporation

                                      United States Naval Academy           John M. Olin Professor in National
                                                                              Security Affairs

ARTISAN PARTNERS LIMITED PARTNERSHIP

    Artisan Partners Limited Partnership ("Artisan") is a sub-adviser for the Registrant's Large Cap Fund. The principal business address of Artisan is 1000
N. Water Street, Milwaukee, Wisconsin 53202. Artisan is an investment adviser registered under the Advisers Act.


         NAME AND POSITION                                                             POSITION WITH
      WITH INVESTMENT ADVISER                    OTHER COMPANY                         OTHER COMPANY
------------------------------------  ------------------------------------  ------------------------------------
Andrew A. Ziegler                                      --                                    --
Chief Executive Officer

Lawrence A Totsky                     Strong Capital Management, Inc.       Sr. Vice President,
Chief Financial Officer                 (from September 1994 to February      Director of Mutual Fund Admin
                                        1998)

Mark L. Yockey                                         --                                    --
Portfolio Manager

Carlene M. Ziegler                                     --                                    --
Portfolio Manager

Millie A. Hurwitz                                      --                                    --
Portfolio Manager

Scott C. Satterwhite
Portfolio Manager

Andrew C. Stephens                                     --                                    --
Portfolio Manager



BLACKROCK FINANCIAL MANAGEMENT, INC.



    BlackRock Financial Management, Inc. ("BlackRock") is a sub-adviser for the Registrant's Core Fixed Income Fund. The principal business address of BlackRock is 345 Park Avenue, 30th Floor, New York, New York 10154. BlackRock is an investment adviser registered under the Advisers Act.



         NAME AND POSITION                                                            CONNECTION WITH
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                     OTHER COMPANY
------------------------------------  ------------------------------------  ------------------------------------
Keith Thomas Anderson                 BlackRock Financial Management, Inc.  Managing Director
Managing Director

                                      BlackRock Advisors, Inc.              Managing Director

                                      BlackRock (Japan) Inc.                Managing Director

                                      BlackRock International, Ltd.         Managing Director

                                      BlackRock Institutional Management    Managing Director
                                        Corporation

                                      Provident Advisers, Inc.              Managing Director

Robert Peter Connolly                 BlackRock Financial Management, Inc.  Managing Director & General Counsel
Managing Director & General
Counsel

                                      BlackRock Advisors, Inc,              General Counsel & Assistant
                                                                              Secretary

         NAME AND POSITION                                                            CONNECTION WITH
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                     OTHER COMPANY
------------------------------------  ------------------------------------  ------------------------------------
                                      BlackRock (Japan) Inc.                General Counsel & Assistant
                                                                              Secretary

                                      BlackRock International, Ltd.         General Counsel & Assistant
                                                                              Secretary

                                      BlackRock Institutional Management    General Counsel & Assistant
                                        Corporation                           Secretary

                                      Provident Advisers, Inc.              General Counsel & Assistant
                                                                              Secretary

Laurence Douglas Fink                 BlackRock Financial Management, Inc.  Chairman, CEO & Director
Chairman, CEO & Director

                                      BlackRock Advisors, Inc.              Chairman, CEO & Director

                                      BlackRock (Japan) Inc.                Chairman, CEO & Director

                                      BlackRock International, Ltd.         Chairman, CEO & Director

                                      BlackRock Institutional Management    Chairman, CEO & Director
                                        Corporation

                                      Provident Advisers, Inc.              Chairman, CEO & Director

Hugh Robert Frater                    BlackRock Financial Management, Inc.  Managing Director
Managing Director

                                      BlackRock Advisors, Inc.              Managing Director

                                      BlackRock (Japan) Inc.                Managing Director

                                      BlackRock International, Ltd.         Managing Director

                                      BlackRock Institutional Management    Managing Director
                                        Corporation

                                      Provident Advisers, Inc.              Managing Director

Henry Gabbay                          BlackRock Financial Management, Inc.  Chief Operating & Compliance Officer
Chief Operating & Compliance Officer

                                      BlackRock Advisors, Inc.              Chief Operating & Compliance Officer

                                      BlackRock (Japan) Inc.                Chief Compliance Officer

                                      BlackRock International, Ltd.         Chief Compliance Officer

                                      BlackRock Institutional Management    Chief Compliance Officer
                                        Corporation

                                      Provident Advisers, Inc.              Chief Compliance Officer

Bennett William Golub                 BlackRock Financial Management, Inc.  Managing Director
Managing Partner

                                      BlackRock Advisors, Inc.              Managing Director

         NAME AND POSITION                                                            CONNECTION WITH
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                     OTHER COMPANY
------------------------------------  ------------------------------------  ------------------------------------
                                      BlackRock (Japan) Inc.                Managing Director

                                      BlackRock International, Ltd.         Managing Director

                                      BlackRock Institutional Management    Managing Director
                                        Corporation

                                      Provident Advisers, Inc.              Managing Director

Walter Emmor Gregg, Jr.               PNC Asset Management, Inc.            Director
Director

                                      PNC Investment Holdings, Inc.         Director

                                      PNC Investment Holdings, LLC          Director

                                      BlackRock Financial Management, Inc.  Director

                                      BlackRock Advisors, Inc.              Director

                                      BlackRock (Japan) Inc.                Director

                                      BlackRock International, Ltd.         Director

                                      BlackRock Institutional Management    Director
                                        Corporation

                                      Provident Advisers, Inc.              Director

Charles Shaul Hallac                  BlackRock Financial Management, Inc.  Managing Director
Managing Director

                                      BlackRock Advisors, Inc.              Managing Director

                                      BlackRock (Japan) Inc.                Managing Director

                                      BlackRock International, Ltd.         Managing Director

                                      BlackRock Institutional Management    Managing Director
                                        Corporation

                                      Provident Advisers, Inc.              Managing Director

Robert Steven Kapito                  BlackRock Financial Management, Inc.  Vice-Chairman
Vice Chairman

                                      BlackRock Advisors, Inc.              Vice-Chairman

                                      BlackRock (Japan) Inc.                Vice-Chairman

                                      BlackRock International, Ltd.         Vice-Chairman

                                      BlackRock Institutional Management    Vice-Chairman
                                        Corporation

                                      Provident Advisers, Inc.              Vice-Chairman

James Joseph Lillis                   BlackRock Financial Management, Inc.  Treasurer & Assistant Secretary
Treasurer & Assistant Secretary

                                      BlackRock Advisors, Inc.              Treasurer & Assistant Secretary

         NAME AND POSITION                                                            CONNECTION WITH
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                     OTHER COMPANY
------------------------------------  ------------------------------------  ------------------------------------
                                      BlackRock (Japan) Inc.                Treasurer & Assistant Secretary

                                      BlackRock International, Ltd.         Treasurer & Assistant Secretary

                                      BlackRock Institutional Management    Treasurer & Assistant Secretary
                                        Corporation

                                      Provident Advisers, Inc.              Treasurer & Assistant Secretary

Barbara Goldman Novick                BlackRock Financial Management, Inc.  Managing Director
Managing Director

                                      BlackRock Advisors, Inc.              Managing Director

                                      BlackRock (Japan) Inc.                Managing Director

                                      BlackRock International, Ltd.         Managing Director

                                      BlackRock Institutional Management    Managing Director
                                        Corporation

                                      Provident Advisers, Inc.              Managing Director

Thomas Henry O'brien                  PNC Bank Corp.                        Chairman, CEO & Director
CEO, Chairman, Director
  PNC Bank Corp.

                                      PNC Bank, National Association        Chairman

Helen Pomerantz Pudlin                PNC Asset Management, Inc.            Director
Director

                                      PNC Investment Holdings, LLC          Director

                                      BlackRock Financial Management, Inc.  Director

                                      BlackRock Advisers, Inc.              Director

                                      BlackRock (Japan) Inc.                Director

                                      BlackRock International, Ltd.         Director

                                      BlackRock Institutional               Director

                                      BlackRock Institutional Management    Director
                                        Corporation

                                      Provident Advisers, Inc.              Director

James Edward Rohr                     PNC Asset Management Inc.             Director
Director

                                      PNC Investment Holdings, Inc.         Director

                                      PNC Investment Holdings, LLC          Director

                                      BlackRock Financial Management, Inc.  Director

                                      BlackRock Advisors, Inc.              Director

         NAME AND POSITION                                                            CONNECTION WITH
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                     OTHER COMPANY
------------------------------------  ------------------------------------  ------------------------------------
                                      BlackRock (Japan) Inc.                Director

                                      BlackRock International, Ltd.         Director

                                      BlackRock Institutional Management    Director
                                        Corporation

                                      Provident Advisers, Inc.              Director

                                      PNC Bank Corp.                        President, Director

                                      PNC Bank, National Association        Director

Karen Horwitz Sabath                  BlackRock Financial Management, Inc.  Managing Director
Managing Director

                                      BlackRock Advisors, Inc.              Managing Director

                                      BlackRock (Japan) Inc.                Managing Director

                                      BlackRock International, Ltd.         Managing Director

                                      BlackRock Institutional Management    Managing Director
                                        Corporation

                                      Provident Advisers, Inc.              Managing Director

Susan Lynne Wagner                    BlackRock Financial Management, Inc.  Chief Financial Officer, Secretary
Chief Financial Officer, Secretary

                                      BlackRock Advisors, Inc.              Chief Financial Officer, Secretary

                                      BlackRock (Japan) Inc.                Chief Financial Officer, Secretary

                                      BlackRock International, Ltd.         Chief Financial Officer, Secretary

                                      BlackRock Institutional Management    Chief Financial Officer, Secretary
                                        Corporation

                                      Provident Advisers, Inc.              Chief Financial Officer, Secretary


BOSTON PARTNERS ASSET MANAGEMENT, L.P.

    Boston Partners Asset Management, L.P. ("BPAM") is a sub-adviser for the Registrant's Small Cap Fund. The principal business address of BPAM is One Financial Center, 43rd Floor, Boston, Massachusetts 02111. BPAM is an investment adviser registered under the Advisers Act.

         NAME AND POSITION                                                            CONNECTION WITH
      WITH INVESTMENT ADVISER                    OTHER COMPANY                         OTHER COMPANY
------------------------------------  ------------------------------------  ------------------------------------
Boston Partners, Inc.                                  --                                    --
General Partner

Wayne J. Archambo                                      --                                    --
Limited Partner

William W. Carter, Jr.                                 --                                    --
Limited Partner

Mark E. Donovan                                        --                                    --
Limited Partner

         NAME AND POSITION                                                            CONNECTION WITH
      WITH INVESTMENT ADVISER                    OTHER COMPANY                         OTHER COMPANY
------------------------------------  ------------------------------------  ------------------------------------
Harry J. Rosenbluth                                    --                                    --
Limited Partner


CAPITAL GUARDIAN TRUST COMPANY

    Capital Guardian Trust Company ("CGTC") is a sub-adviser for the Registrant's International Equity Fund. The principal business address of CGTC is 333 South Hope Street, Los Angeles, California 90071.

       NAME AND POSITION
    WITH INVESTMENT ADVISER               NAME OF OTHER COMPANY                 CONNECTION WITH OTHER COMPANY
-------------------------------  ----------------------------------------  ---------------------------------------
Richard C. Barker                Capital Group International, Inc.         Vice Chairman of the Board and Director
                                 Capital International Limited             Chairman of the Board

Michael D. Beckman               Capital Guardian Research Company         Treasurer
 Senior Vice President,          Capital Guardian Trust Company, a Nevada  Director
 Treasurer, and Director         Corporation

David I. Fisher                  The Capital Group Companies, Inc.         Chairman of the Board
 Chairman of the Board           Capital Group International, Inc.         President, Director
                                 Capital International, Inc.               Vice Chairman of the Board
                                 Capital International S.A.                Chairman of the Board
                                 Capital International Limited             Vice Chairman
                                 Capital International K.K.                Vice Chairman
                                 Capital Group Research, Inc.              Director
                                 Capital Research Company                  Director
                                 Capital Research International            Director

William H. Hurt                  Capital Guardian Trust Company, a Nevada  Chairman of the Board
 Senior Vice President and       Corporation
 Director                        Capital Strategy Research, Inc.           Chairman of the Board

Robert G. Kirby                  The Capital Group Partners L.P.           Senior Partner
 Director and portfolio manager

Nancy J. Kyle                                       --                                       --
 Senior Vice President-
 International, Director of the
 Executive Committee,
 international equity and
 emerging markets portfolio
 manager

Karin L. Larson                  Capital Guardian Research Company         President, Director of Research and
 Director                                                                  member of the Board
                                 Capital Research International            President, Director of Research and
                                                                           member of the Board
                                 The Capital Group Companies, Inc.         Director

D. James Martin                  Capital Guardian Research Company         Senior Vice President and Director
 Director

John McIlwralth                  Capital International Limited             Senior Vice President and Director
 Senior Vice President-
 International and Director

       NAME AND POSITION
    WITH INVESTMENT ADVISER               NAME OF OTHER COMPANY                 CONNECTION WITH OTHER COMPANY
-------------------------------  ----------------------------------------  ---------------------------------------
James R. Mulally                 Capital Guardian Research Company         Director
 Senior Vice President,          Capital Research Company                  Vice President
 Director and Chairman of the    Capital International Limited             Senior Vice President
 Fixed Income Subcommittee

Jason M. Pilalas                 Capital Guardian Research Company         Senior Vice President and Director
 Director

Robert Ronus                     Capital Research International            Chairman of the Board
 President and Director          Capital International S.A.                Senior Vice President
                                 Capital International Limited             Senior Vice President

Theodore R. Samuels              Capital Guardian Research Company         Director
 Senior Vice President and
 Director, portfolio manager

John B. Seiter                   Capital Group International, Inc.         Senior Vice President
 Executive Vice President and    The Capital Group Companies, Inc.         Vice President
 Director

Eugene P. Stein                  Capital Guardian Research Company         Director
 Executive Vice President,
 Director, portfolio manager
 and Chairman of the Investment
 Committee

Edus H. Warren                   The Capital Group Partners, L.P.          Senior Partner

CORONATION ASSET MANAGEMENT (PROPRIETARY) LIMITED

    Coronation Asset Management (Proprietary) Limited ("Coronation") is a sub-adviser for the Registrant's Emerging Markets Equity Fund. The principal business address of Coronation is 80 Strand Street, Cape Town, South Africa 8001. Coronation is an investment adviser registered under the Advisers Act.

         NAME AND POSITION
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY             CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------  ------------------------------------
Walter Arthur Aylett                                   --                                    --
Alternate Director and Investment
Manager

David L. Barnes                       Coronation Holdings Limited           Director and CEO
Director                              African Harvest Limited               Director

Hugh Richard Broadhurst                                --                                    --
Director and Investment Manager

Philip Leon Campher                   Coronation Holdings Limited           Director
Director                              African Harvest Limited               Director & COO

Michielse Matthys du Toit                              --                                    --
Managing Director (President)

Anthony John Gibson                                    --                                    --
Director and Chief Investment
Officer

         NAME AND POSITION
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY             CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------  ------------------------------------
Bruce Meredith Ilsley                 Sage Group Limited                    Director and CEO
Director

Leon Kaplan                           Sage Life Limited                     Director
Director

Gavan Mark Ryan                       Coronation Holdings Limited           Director and Chairman
Director and Chairman

Andrew Charles Salmon                                  --                                    --
Director and Investment Manager

John Ashley Snalam                                     --                                    --
Financial Director and Compliance
Officer

Louis Francois Stassen                                 --                                    --
Director and Investment Manager


CREDIT SUISSE ASSET MANAGEMENT LLC/AMERICAS



    Credit Suisse Asset Management LLC/Americas ("Credit Suisse") is the sub-adviser for the Registrant's High Yield Fund. The principal business address of Credit Suisse is One Citicorp Center, 153 East 53rd Street, New York, New York 10022. Credit Suisse is an investment adviser registered under the Advisers Act.



         NAME AND POSITION                                                            CONNECTION WITH
      WITH INVESTMENT ADVISER                    OTHER COMPANY                         OTHER COMPANY
------------------------------------  ------------------------------------  ------------------------------------
Credit Suisse Capital Corporation
General Partner

CS Advisers Corporation
General Partner

Phillip Maxwell Colebatch             Credit Suisse Asset Management Ltd.   President/head of CS Global Asset
Member of Partnership Board                                                   Management

Jeffrey Alan Geller                                    --                                    --
Member of Partnership Board

Robert John Moore                                      --                                    --
COO/Member of Partnership Board

William Wallace Priest, Jr.           Credit Suisse Asset Management Ltd.   Managing Director
CEO/Member of Partnership Board

Philip Keebler Ryan                   Credit Suisse Asset Management Ltd.   Chief Financial Officer
Member of Partnership Board

William Paul Sterling                 Credit Suisse Asset Management Ltd.   Managing Director
Member of Partnership Board

         NAME AND POSITION                                                            CONNECTION WITH
      WITH INVESTMENT ADVISER                    OTHER COMPANY                         OTHER COMPANY
------------------------------------  ------------------------------------  ------------------------------------
Timothy Torrey Taussig                Credit Suisse Asset Management Ltd.   Managing Director
Member of Partnership Board



CREDIT SUISSE ASSET MANAGEMENT LIMITED



    Credit Suisse Asset Management Limited ("Credit Suisse") is a sub-adviser for the Registrant's Emerging Market Equity Fund. The principal business address of Credit Suisse is Beaufort House, 15 St. Botolph Street, London, EC3A 7JJ.


         NAME AND POSITION
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY             CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------  ------------------------------------
Jonathan W. Brooke                                     --                                    --
Director-Investment Management

David Maxwell Collins                                  --                                    --
Compliance Officer

Neil D. Gregson                                        --                                    --
Director-Investment Management

William Arthur Kendrick Edmonds                        --                                    --
Company Secretary

Harjeet Heer                                           --                                    --
Director-Investment Management

Heinz Hofmann                         Credit International Fund Holding     Chief Executive
Managing Director                     Ltd.

Beatrice Hannah Millicent Hollond                      --                                    --
Managing Director

Stephanie E. Howard                                    --                                    --
Director-Investment Management

Robert Warren Jenkins                                  --                                    --
Chief Operating Officer

Ramesh Lakshman                                        --                                    --
Director-Investment Management

Patricia Jeanne Maxwell-Arnot                          --                                    --
Managing Director

Stephen John Maynard                                   --                                    --
Finance Director

Mark Julian Morris                                     --                                    --
Director-Investment Management

William Charles Mott                                   --                                    --
Managing Director

Robert John Parker                    CS First Boston Investment            Director
Chief Executive                       Management Corporation

         NAME AND POSITION
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY             CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------  ------------------------------------
William Wallace Priest, Jr.           Credit Suisse Asset Management        CEO/Executive Director/Exec
Managing Director                                                           Comm/Portfolio Manager

Dilip Krishna Rasgotra                                 --                                    --
Managing Director

Emanuele Stefano Ravano                                --                                    --
Director-Investment Management

Winifred Robbins                                       --                                    --
Director-Investment Management

William Paul Sterling                 Credit Suisse Asset Management        Managing Director/portfolio Manager
Managing Director

Stephen Maxwell Swift                                  --                                    --
Managing Director

Timothy Torrey Taussig                Credit Suisse Asset Management        Executive Director/Executive
Managing Director                                                           Committee

Dominic Wallington                                     --                                    --
Director-Investment Management

Heinrich Hans Wegman                  Credit Suisse Asset Management        Chief Executive
Managing Director

Glenn Wellman                                          --                                    --
Managing Director

FIRSTAR INVESTMENT RESEARCH & MANAGEMENT COMPANY, LLC

    Firstar Investment Research & Management Company, LLC ("FIRMCO") is a sub-adviser for the Registrant's Core Fixed Income Fund. The principal business address of FIRMCO is 777 East Wisconsin Avenue, Suite 800, Milwaukee, Wisconsin 53202. FIRMCO is an investment adviser registered under the Advisers Act.

         NAME AND POSITION                                                            CONNECTION WITH
      WITH INVESTMENT ADVISER                    OTHER COMPANY                         OTHER COMPANY
------------------------------------  ------------------------------------  ------------------------------------
John Alphonsus Becker                 Firstar Corporation                   President & COO
Manager

Mary Ellen Stanek                                      --                                    --
President & CEO

Dennis A. Wallestad                                    --                                    --
Compliance Officer

Robert Loudon Webster                 Firstar Trust Company                 President
Manager

Marian E. Zentmyer                                     --                                    --
Chief Investment Officer

Todd M. Krieg                                          --                                    --
Manager

         NAME AND POSITION                                                            CONNECTION WITH
      WITH INVESTMENT ADVISER                    OTHER COMPANY                         OTHER COMPANY
------------------------------------  ------------------------------------  ------------------------------------
Jeffrey Morna Squires                                  --                                    --
Compliance & Operations Officer

Laura Jean Rauman                                      --                                    --
Vice President, Secretary/ Treasurer


FURMAN SELZ CAPITAL MANAGEMENT LLC

    Furman Selz Capital Management LLC ("Furman Selz") is a sub-adviser for the Registrant's Small Cap Fund. The principal business address of Furman Selz is 230 Park Avenue, New York, NY 10169. Furman Selz is an investment adviser registered under the Advisers Act.

         NAME AND POSITION                                                            CONNECTION WITH
      WITH INVESTMENT ADVISER                    OTHER COMPANY                         OTHER COMPANY
------------------------------------  ------------------------------------  ------------------------------------
Steven Donald Blecher                                  --                                    --
VP, Treasurer, Secretary

Edmund Hajim                                           --                                    --
President

Vincent Jude Lepore                                    --                                    --
Vice President

LSV ASSET MANAGEMENT

    LSV Asset Management ("LSV") is a sub-adviser for the Registrant's Large Cap and Small Cap Funds. The principal business address of LSV is 181 West Madison Street, Chicago, Illinois 60602. LSV is an investment adviser registered under the Advisers Act.

         NAME AND POSITION                                                            CONNECTION WITH
      WITH INVESTMENT ADVISER                    OTHER COMPANY                         OTHER COMPANY
------------------------------------  ------------------------------------  ------------------------------------
Henry H. Greer                        SEI Corporation                       President
Management Committee

Lakonishok Corporation                                 --                                    --
General Partner

Josef Lakonishok                      University of Illinois                Professor
Principal, CEO

SEI Funds, Inc.                                        --                                    --
General Partner

Shleifer Corporation                                   --                                    --
General Partner

Andrei Shleifer                       Harvard University                    Professor
Principal

Kathryn Leigh Stanton                 SEI Corporation                       VP--Legal
Management Committee

Vishny Corporation                                     --                                    --
General Partner

         NAME AND POSITION                                                            CONNECTION WITH
      WITH INVESTMENT ADVISER                    OTHER COMPANY                         OTHER COMPANY
------------------------------------  ------------------------------------  ------------------------------------
Robert W. Vishny                      University of Chicago, Graduate       Professor
Principal                               School of Business

Al West                               SEI Corp.                             CEO
(Management Committee)

Kevin Robbins                                          --                   General Counsel
(Management Committee)

Tremaine Atkinson                     Formerly with PricewaterhouseCoopers  Principal Consultant
COO                                     within last 2 yrs.

MELLON EQUITY ASSOCIATES, LLP

    Mellon Equity Associates ("Mellon Equity") is a sub-adviser for the Registrant's Large Cap and Small Cap Funds. The principal business address of Mellon Equity is 500 Grant Street, Suite 3715, Pittsburgh, PA 15258. Mellon Equity is an investment adviser registered under the Advisers Act.

         NAME AND POSITION                                                            CONNECTION WITH
      WITH INVESTMENT ADVISER                    OTHER COMPANY                         OTHER COMPANY
------------------------------------  ------------------------------------  ------------------------------------

Ronald Phillip O'Hanley               Franklin Portfolio Holdings, Inc.     Director
Chairman, Executive Committee Member

                                      The Boston Company Asset Management,  Director
                                        Inc.

                                      Boston Safe Advisors, Inc.            Director

                                      Mellon Capital Management             Director
                                        Corporation

                                      Certus Asset Advisors Corporation     Director

                                      Mellon Bond Associates, LLP           Chairman, Executive Committee Member

                                      Mellon-France Corporation             Director

                                      Mellon Global Investing Corp.         Director, Chairman, President, Chief
                                                                              Executive Officer

Christopher Mark Condron              The Dreyfus Corporation               President, COO
Trustee

                                      Franklin Portfolio Associates Trust   Trustee

                                      Pareto Partners                       Partner Representative

                                      The Boston Company Asset Management   President
                                        Inc.

                                      Certus Asset Advisors Corporation     Director

                                      The Boston Company of Southern        CEO/Director
                                        California

         NAME AND POSITION                                                            CONNECTION WITH
      WITH INVESTMENT ADVISER                    OTHER COMPANY                         OTHER COMPANY
------------------------------------  ------------------------------------  ------------------------------------
                                      Access Capital Strategies Corp.       Executive Committee Member

                                      Mellon Bond Associates                Trustee

                                      Mellon Capital Management Corp.       Director

                                      The Boston Company Income Securities  Director/President
                                        Advisors Inc.

                                      The Boston Company Asset Mgmt. Inc.   President, Chief Operating Officer,
                                                                              Director

                                      Mellon Bank, N.A.                     Director

                                      Mellon Bank Corporation               Executive VP/Chairman

                                      The Boston Company Financial          Vice Chairman
                                        Services Inc.

                                      The Boston Company Inc.               Director/Vice Chairman

                                      Laurel Capital Advisors               Trustee

                                      Boston Safe Deposit & Trust Co. of
                                        California

James Milton Gockley                  Franklin Portfolio Associates Trust   Vice President, Chief Legal Officer
Trustee

                                      Mellon Securities Trust Company       Vice President

                                      Boston Safe Deposit And Trust         Vice President
                                        Company

                                      The Boston Company, Inc.              General Counsel

                                      Mellon Accounting Services, Inc.      Vice President

                                      Mellon Bond Associates, LLP           Vice President, Executive Committee
                                                                              Member

                                      Mellon Capital Management             Vice President
                                        Corporation

                                      Mellon Financial Services Corp.       Trustee/Vice President

                                      Mellon-France Corporation             Vice President

                                      Mellon Bank, N.A.                     Vice President, Assistant General
                                                                              Counsel, Assistant Secretary

Joan Antoniazzi Greene                Mellon Bond Associates, LLP           Treasurer
Treasurer

                                      Mellon Securities Trust Company       Assistant Treasurer

William P. Rydell                     Mellon Bank, N.A.                     Vice President
President and CEO, Executive
  Committee Member

                                      The Dreyfus Corporation               Group Manager

         NAME AND POSITION                                                            CONNECTION WITH
      WITH INVESTMENT ADVISER                    OTHER COMPANY                         OTHER COMPANY
------------------------------------  ------------------------------------  ------------------------------------
Robert A. Wilk                        Mellon Bank, N.A.                     Vice President
Senior Vice President

                                      The Dreyfus Corporation               Portfolio Manager

John R. O'Toole                       Mellon Bank, N.A.                     Vice President
Senior Vice President

                                      The Dreyfus Corporation               Portfolio Manager

Steven A. Falci                       Mellon Bank, N.A.                     Vice President
Senior Vice President

                                      The Dreyfus Corporation               Portfolio Manager

Ronald P. Gala                        Mellon Bank, N.A.                     Vice President
Senior Vice President

                                      The Dreyfus Corporation               Portfolio Manager

Scott D. Pitz                         Dewey Square Investors Corporation    Portfolio Manager
Senior Vice President                   (2/85-10/98)

John W. Keller                        The Dreyfus Corporation               Trader
Senior Vice President/Director of
  Trading


MORGAN STANLEY DEAN WITTER INVESTMENT MANAGEMENT INC.



    Morgan Stanley Dean Witter Investment Management Inc. ("MSDW") is a sub-adviser for the Registrant's Emerging Market Equity Fund. The principal business address of MSDW is 1221 Avenue of the Americas, New York, NY 10020. MSDW is an investment adviser registered under the Adviser Act.


         NAME AND POSITION
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY             CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------  ------------------------------------

Barton M. Biggs                       Morgan Stanley & Co. Incorporated     Managing Director
Chairman, Director and Managing
Director

Dennis G. Sherva                      Morgan Stanley & Co. Incorporated     Managing Director
Director and Managing Director

Harold J. Schaff, Jr.                 Morgan Stanley & Co. Incorporated     Principal
General Counsel, Secretary and
Principal

Donald P. Ryan                        Morgan Stanley & Co. Incorporated     Principal
Compliance Officer and Principal

John R. Alkire                        Morgan Stanley Asset & Investment     Managing Director
Managing Director                     Trust Management Co., Limited

                                      Morgan Stanley & Co. Incorporated     Managing Director

         NAME AND POSITION
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY             CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------  ------------------------------------
Peter D. Caldecott                    Morgan Stanley Dean Witter            Managing Director
Managing Director and Member of       Investment Management, Ltd.
Executive Committee

                                      Morgan Stanley International          Vice President & Investment Manager

David Martin Darst                    Morgan Stanley & Co. Incorporated     Managing Director
Managing Director

Robert L. Meyer                                        --                   Managing Director
Managing Director

Russell Christopher Platt             Morgan Stanley & Co. Incorporated     Managing Director
Managing Director

Vinod Sethi                           Morgan Stanley & Co. Incorporated     Managing Director
Managing Director

Marna C. Whittington                  Miller Anderson & Sherrerd, LLP       Exec. Committee Member
Chief Operating Officer, Managing
Director and Member of Executive
Committee

Richard B. Worley                     Miller Anderson & Sherrerd, LLP       Portfolio Manager and Executive
President, Director, Portfolio                                              Committee Member
Manager and Member of Executive
Committee

                                      MAS Fund Distribution, Inc.           Registered Representative

                                      Morgan Stanley & Co. Incorporated     Managing Director


NICHOLAS-APPLEGATE CAPITAL MANAGEMENT



    Nicholas-Applegate Capital Management ("Nicholas-Applegate") is a sub-adviser for the Registrant's Small Cap Fund and Emerging Markets Equity Fund. The principal business address of Nicholas-Applegate is 600 West Broadway, 29th Floor, San Diego, California 92101. Nicholas-Applegate is an investment adviser registered under the Advisers Act.


         NAME AND POSITION                                                            CONNECTION WITH
      WITH INVESTMENT ADVISER                    OTHER COMPANY                         OTHER COMPANY
------------------------------------  ------------------------------------  ------------------------------------
Thomas E. Bleakley                                     --                                    --
Limited Partner of LP

Mark J. Correnti                                       --                                    --
Limited Partner of LP

Laura Stanley DeMarco                                  --                                    --
Limited Partner of LP

Andrew B. Gallagher                   Nicholas-Applegate Capital            Partner, Portfolio Manager,
Limited Partner of LP                   Management                            Institutional Equity Management

Richard E. Graf                                        --                                    --
Limited Partner of LP

         NAME AND POSITION                                                            CONNECTION WITH
      WITH INVESTMENT ADVISER                    OTHER COMPANY                         OTHER COMPANY
------------------------------------  ------------------------------------  ------------------------------------
Peter J. Johnson                                       --                                    --
Limited Partner of LP

Jill B. Jordan                                         --                                    --
Limited Partner of LP

John J. Kane                                           --                                    --
Limited Partner of LP

James E. Kellerman                                     --                                    --
Limited Partner of LP

George C. Kenney                                       --                                    --
Limited Partner of LP

Pedro V. Marcal                                        --                                    --
Limited Partner of LP

James T. McComsey                                      --                                    --
Limited Partner of LP

Edward B. Moore, Jr.                                   --                                    --
Limited Partner of LP

Arthur E. Nicholas                    Nicholas-Applegate Securities         President, Chairman
Managing Partner                        Nicholas-Applegate Capital            Chairman, Dir. of Gen Partner, CIO
                                        Management

Thomas Pindelski                                       --                                    --
Limited Partner of LP

John R. Pipkin                                         --                                    --
Limited Partner of LP

Frederick S. Robertson                Nicholas-Applegate Capital            Partner, CIO/Fixed Income
Limited Partner of LP                   Management

Catherine C. Somhegyi                 Nicholas-Applegate Capital            CIO, Global Equity Management,
Limited Partner of LP                   Management                            Partner, and Portfolio Manager

Lawrence S. Speidell                                   --                                    --
Limited Partner of LP

Todd L. Spillane                                       --                                    --
Director of Compliance

James W. Szabo                                         --                                    --
Limited Partner of LP

Nicholas-Applegate Global Holding                      --                                    --
  Co. LP
Limited Partner

Nicholas-Applegate Capital                             --                                    --
Management Inc.
  Limited Partner of Limited
  Partner


NOMURA CORPORATE RESEARCH AND ASSET MANAGEMENT, INC.



    Nomura Corporate Research and Asset Management, Inc. ("Nomura") is a sub-adviser for th Registrant's High Yield Bond Fund. The principal business address of Nomura is Two World Financial

Center, Building B, New York, New York 10281-1198. Nomura is an investment adviser registered under the Advisers Act.



         NAME AND POSITION                                                            CONNECTION WITH
      WITH INVESTMENT ADVISER                    OTHER COMPANY                         OTHER COMPANY
------------------------------------  ------------------------------------  ------------------------------------

Robert Levine                                          --                                    --
President, CEO and Board Member

Richard Alan Buch                                      --                                    --
Board Member, Managing Director and
  Head Trader

Douglas Reed Metcalf                                   --                                    --
Director

Shigeki Fujitani                      Nomura Securities International,      Managing Director
Board Member                            Inc.

Paul Andrew Dutton                                     --                                    --
Securities Compliance Officer

Atsushi Yoshikawa                     Nomura Securities Global Investments  Co-Chairman of the Board
Co-Chairman of the Board                Advisors, Inc.

                                      Nomura Holding America Inc.           President and CEO

Joseph Redmond Schmuckler             Nomura Securities Global Investments  Co-Chairman of the Board
Co-Chairman of the Board                Advisors, Inc.

                                      Nomura Holding America Inc.           Executive Managing Director

Jennie H. Wong                                         --                                    --
Chief Administrative Officer


OECHSLE INTERNATIONAL ADVISORS, LLC

    Oechsle International Advisors, LLC ("Oechsle") is a sub-adviser for the Registrant's International Equity Fund. The principal business address of Oechsle is One International Place, 23rd Floor, Boston, Massachusetts 02110. Oechsle is an investment adviser registered under the Advisers Act.

         NAME AND POSITION                                                            CONNECTION WITH
      WITH INVESTMENT ADVISER                    OTHER COMPANY                         OTHER COMPANY
------------------------------------  ------------------------------------  ------------------------------------
S. Dewey Keesler                                       --                                    --
CIO and Principal

Stephen P. Langer                                      --                                    --
Principal/Director of Marketing

Sean Roche                                             --                                    --
COO and Principal

Warren Walker                                          --                                    --
Principal/Portfolio Manager

POLYNOUS CAPITAL MANAGEMENT, INC.


    Polynous Capital Management, Inc. ("Polynous") is a sub-adviser for the Registrant's Small Cap Fund. The principal business address of Polynous is 88 Kearny Street, Suite 1300, San Francisco, California 94108.

         NAME AND POSITION
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY             CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------  ------------------------------------

Kevin Laurence Wenck                                   --                                    --
President, CEO, Secretary, Director

PROVIDENT INVESTMENT COUNSEL, INC.

    Provident Investment Counsel, Inc. ("Provident") is a sub-adviser for the Registrant's Large Cap Fund. The principal business address of Provident is 300 North Lake Avenue, Pasadena, CA 91101. Provident is an investment adviser registered under the Advisers Act.

         NAME AND POSITION                                                            CONNECTION WITH
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                     OTHER COMPANY
------------------------------------  ------------------------------------  ------------------------------------
Thad Michael Brown                                     --                                    --
SVP, CFO

Thomas John Condon                                     --                                    --
Managing Director

Lauro F. Guerra                                        --                                    --
Managing Director

George Edward Handtmann III                            --                                    --
Executive Managing Director

Robert Marvin Kommerstad                               --                                    --
President/Chairman

Jeffrey John Miller                                    --                                    --
Managing Director

Larry Dee Tashjian                                     --                                    --
Executive Managing Director

RS INVESTMENT MANAGEMENT, L.P.

    RS Investment Management, L.P. ("RS") is a sub-adviser for the Registrant's Small Cap Fund. The principal business address of Robertson is 555 California Street, Suite 2600, San Francisco, California 94104.

         NAME AND POSITION                                                            CONNECTION WITH
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                     OTHER COMPANY
------------------------------------  ------------------------------------  ------------------------------------

George Randall Hecht                  Robertson Stephens Investment         President, CEO
President                               Management Company

Paul Harbor Stephens                  Robertson, Stephens Investment        Chief Investment Officer
Chief Investment Officer                Management Company

SALOMON BROTHERS ASSET MANAGEMENT INC.

    Salomon Brothers Asset Management Inc. ("SBAM") is the sub-adviser for the Registrant's Emerging Markets Debt Portfolio. The principal address of SBAM is 7 World Trade Center, New York, New York 10048. SBAM is an investment adviser registered under the Advisers Act.

         NAME AND POSITION
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY             CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------  ------------------------------------
Andrew T. Alter                                        --                                    --
Assistant Secretary

Howard M. Darmstadter                 Travelers Group, Inc.                 Assistant General Counsel
Assistant Secretary

Noel B. Daugherty                     Salomon Brothers, Inc.                Legal Assistant
Assistant Secretary

Vilas V. Gadkari                      Salomon Brothers Asset Management     Managing Director & Chief Investment
Director                              Limited                               Officer

                                      Salomon Brothers, Inc.                Managing Director

Michael S. Hyland, Jr.                Salomon Brothers, Inc.                Managing Director
President/Managing Director

                                      Salomon Brothers Asset                Director, Chairman
                                      Management Limited

Thomas W. Jasper
Treasurer

Alan M. Mandel                        Salomon Brothers, Inc.                Director
Vice President-Chief Operating
Officer-Portfolios

Marcus A. Peckman                     Salomon Brothers, Inc.                Director
Vice President-Chief Financial
Officer

Michael F. Rosenbaum                  Salomon Brothers Asset                Chief Legal Officer
Chief Legal Officer                   Management Limited

                                      Salomon Brothers Asia Pacific         Chief Legal Officer
                                      Limited

                                      The Travelers Group Inc.              Corporate Secretary

Mitchel E. Schulman                   Salomon Brothers, Inc.                Director/COO Portfolios
Director-Chief Operating
Officer-Portfolios

Zachary Snow                          Salomon Brothers, Inc.                Managing Director
Secretary

SANFORD C. BERNSTEIN & CO., INC.

    Sanford C. Bernstein & Co., Inc. ("Bernstein") is a sub-adviser for the Registrant's Large Cap Fund. The principal business address of Bernstein is 767 Fifth Avenue, New York, New York 10153.

         NAME AND POSITION                                                            CONNECTION WITH
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                     OTHER COMPANY
------------------------------------  ------------------------------------  ------------------------------------
Lewis A. Sanders                                       --                                    --
Chairman of the Board, Chief
  Executive Officer, Director

Roger Hertog                                           --                                    --
President and Chief Operating
  Officer

Andrew S. Adelson                                      --                                    --
Senior Vice President, Chief
  Investment Officer-- International
  Equities, Director

Kevin R. Brine                                         --                                    --
Senior Vice President--Global Asset
  Management Services, Director

Charles C. Cahn, Jr.                                   --                                    --
Senior Vice President, Director of
  Global Fixed Income, Director

Marilyn Goldstein Fedak                                --                                    --
Senior Vice President, Chief
  Investment Officer--U.S. Equities,
  Director

Michael L. Goldstein                                   --                                    --
Senior Vice President--Chief
  Investment Strategist, Director

Thomas S. Hexner                                       --                                    --
Senior Vice President--Private
  Client Services

Gerald M. Lieberman                                    --                                    --
Senior Vice President--Finance and
  Administration

Jean Margo Reid                                        --                                    --
Senior Vice President, General
  Counsel, Director

Francis H. Trainer, Jr.                                --                                    --
Senior Vice President, Chief
  Investment Officer--Fixed Income,
  Director

SAWGRASS ASSET MANAGEMENT, LLC

    Sawgrass Asset Management, LLC is a sub-adviser for the Registrant's Small Cap Fund. The principal business address of Sawgrass Asset Management, LLC is 4337 Pablo Oaks Court, Building 200, Jacksonville, Florida 32224.


         NAME AND POSITION                                                            CONNECTION WITH
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                     OTHER COMPANY
------------------------------------  ------------------------------------  ------------------------------------
Andrew M. Cantor                      Barnett Capital Advisors (from        Investment Manager
Principal                               December 1983 to January 1998)

Dean E. McQuiddy                      Barnett Capital Advisors (from        Portfolio Manager
Principal                               December 1983 to January 1998)

Brian K. Monroe                       Barnett Capital Advisors (from June   Vice President of Marketing
Principal                               1994 to January 1998)

Martin E. Laprade                                      --                                    --
Partner

Joe Beattie, III                                       --                                    --
Partner

Patrick A. Riley                                       --                                    --
Partner

David A Furfine                                        --                                    --
Partner

Janet B. Emmick                                        --                                    --
Partner

Judy Z. Doyle                                          --                                    --
Partner


SCOTTISH WIDOWS INVESTMENT MANAGEMENT LIMITED

    Scottish Widows Investment Management Limited ("Scottish Widows") is a sub-adviser for the Registrant's International Equity Fund. The principal business address of Scottish Widows is P.O. Box 17036, 69 Morris Street, Edinburgh EH3 8YF, Scotland.


    Scottish Widows Investment Management Ltd. ("SWIM") is a sub-adviser for the Registrant's International Equity Fund. The principal business address of SWIM is 69 Morrison Street, Edinburgh, EH3 8YF, Scotland. SWIM is an investment adviser registered under the Advisers Act.



       NAME AND POSITION WITH
         INVESTMENT ADVISER                  NAME OF OTHER COMPANY             CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------  ------------------------------------

James Hendry Glass                    Scottish Widows and Life Assurance                     --
Group Compliance Manager              Society

William Hill Main                     Scottish Widows and Life Assurance                     --
Director                              Society

Allan MacLeod McKenzie                Scottish Widows and Life Assurance                     --
Director                              Society

Albert Bernard Morillo                Scottish Widows and Life Assurance                     --
Director                              Society

Michael Edwin Pearson                 Scottish Widows and Life Assurance                     --
Secretary                             Society

       NAME AND POSITION WITH
         INVESTMENT ADVISER                  NAME OF OTHER COMPANY             CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------  ------------------------------------
David Cowan Ritchie                   Scottish Widows Fund and Life                          --
Executive Chairman                    Assurance Society

William Leslie Robb                   Scottish Widows and Life Assurance                     --
Managing Director                     Society

Michael David Ross                    Scottish Widows and Life Assurance                     --
Director                              Society

Newton Scott                          Scottish Widows and Life Assurance                     --
Director                              Society



SECURITY CAPITAL GLOBAL CAPITAL MANAGEMENT GROUP, INCORPORATED



    Security Capital Global Capital Management Group, Incorporated ("Security Capital") is a sub.-adviser for the Registrant's Small Cap Value Fund. The principal business address of Security Capital is 11 South LaSalle Street, Chicago, Illinois, 60603. Security Capital is a registered investment adviser under the Advisers Act.



         NAME AND POSITION
      WITH INVESTMENT ADVISER                    OTHER COMPANY                 CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------  ------------------------------------

Kevin W. Bedell                                        --                                    --
Senior Vice President

John H. Gardner, Jr.                  Security Capital Global Capital                        --
Managing Director                     Management Group (Asia) Incorporated
                                      (5/98-12/98)

                                      Security Capital Group Incorporated   Senior Vice President
                                      (8/94-6/97)

Joshua D. Goldman                     Sonnenschein, Nath & Rosenthal        Associate
Vice President                        (9/94-9/97)

Jeff A. Jacobson                                       --                                    --
Managing Director

Anthony R. Manno                      Security Capital Global Capital       Managing Director
Resident, Director, and Managing      Management Group (Asia) Incorporated
Director                              (5/98-12/98)

Daniel F. Miranda                                      --                                    --
Managing Director

Jeffrey C. Nellessen                  Security Capital Global Capital       Secretary/Treasurer
Vice President, Secretary,            Management Group (Asia) Incorporated
Treasurer, and Controller             (5/98-12/98)

David E. Rosenbaum                                     --                                    --
Senior Vice President

Kenneth D. Statz                                       --                                    --
Managing Director


SEI INVESTMENTS MANAGEMENT CORPORATION

    SEI Investments Management Corporation ("SIMC") is the adviser for the Large Cap, Large Cap Value, Large Cap Growth, Small Cap, Emerging Markets Equity, International Equity, Core Fixed

Income, High Yield Bond and International Fixed Income Funds. The principal address of SIMC is Oaks, Pennsylvania 19456. SIMC is an investment adviser registered under the Advisers Act.


         NAME AND POSITION
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY             CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------  ------------------------------------
Henry H. Greer                        SEI Investments Company               President
President, COO, Director

Maryeva Schmitt Kindelan              SEI Investments Company               Director of Advisory Services
Director of Advisory Services

Richard B. Lieb                       SEI Investments Company               Executive Vice President
Executive Vice President

                                      SEI Investments Corporation           Executive Vice President

Edward D. Loughlin                    SEI Investments Company               Executive Vice President
Executive Vice President

                                      SEI Investments Corporation           Executive Vice President

Kevin P. Robins                       SEI Investments Company               General Counsel
General Counsel, Sr. VP & Secretary

Carmen V. Romeo                       SEI Investments Company               Executive VP
Executive VP, Director & CFO

Alfred P. West, Jr.                   SEI Investments Company               Chairman and CEO
Chairman, CEO, Director


SG PACIFIC ASSET MANAGEMENT, INC.

    SG Pacific Asset Management, Inc. ("SG Pacific") is a sub-adviser for the Registrant's International Equity and Emerging Markets Equity Funds. The principal business address of SG Pacific is 30 Wall Street, 8th Floor, New York, New York 10005. SG Pacific is an investment adviser registered under the Advisers Act.

         NAME AND POSITION
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY             CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------  ------------------------------------
Masatada Honmura                      SG Yamaichi Asset Management          President
Director

Yoichi Kataoka                        SG Yamaichi Asset Management          Managing Director
President, Director

SGY ASSET MANAGEMENT (SINGAPORE) LIMITED

    SGY Asset Management (Singapore) Limited ("SGY") is a sub-adviser for the Registrant's International Equity and Emerging Markets Equity Funds. The principal address of SGY is 138 Robinson Road

#13-01/05, Hong Leong Center, Singapore, 068906. SGY is an investment adviser registered under the Advisers Act.

         NAME AND POSITION
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY             CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------  ------------------------------------
Yukihiro Yamaguchi                                     --                                    --
Managing Director

Marco Sau Kwan Wong                                    --                                    --
Director & Portfolio Manager

Laurent Michel Bertiau                                 --                                    --
Co-Managing Director

Hiroo Takaishi                        SG Yamaichi Asset Management          Executive Vice President
Director

Christian D'Allest                    Societe Generale Asset Management     Head of International Network
Director

Philippe Collas                       Societe Generale Asset Management     Chairman
Director

SG YAMAICHI ASSET MANAGEMENT CO., LTD.

    SG Yamaichi Asset Management Co., Ltd. ("SG Yamaichi") is a sub-adviser for the Registrant's International Equity Fund. The principal business address of SG Yamaichi is 5-1. Nihombashi Kabutocho, Chuo-ku, Tokyo 103, Japan. SG Yamaichi is an investment adviser registered under the Advisers Act.

         NAME AND POSITION
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY             CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------  ------------------------------------
Masatada Hommura                      SG Pacific Asset Management           Director
President

Hiroo Takaishi                        SG Asset Management (H.K.)            Managing Director
Executive Vice President

Katsumi Deguchi                                        --                                    --
Executive Vice President

Michael Fromaget                                       --                                    --
Executive Vice President

Masami Fukuoka                                         --                                    --
Managing Director

Naoshi Saito                                           --                                    --
Managing Director, Compliance
Officer

Shigeharu Shiraishi                                    --                                    --
Managing Director

Tatsuo Nakajima                                        --                                    --
Auditor

Teijiro Yamada                                         --                                    --
Director

         NAME AND POSITION
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY             CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------  ------------------------------------
Yoichi Kataoka                        SG Pacific Asset Management           President
Managing Director

Christian d'Allset                    Societe Genrerale Asset Management    Head of International Network
Director

Kazuo Ohnuma                                           --                                    --
Auditor

Tomoko Sasahara                                        --                                    --
Auditor

Tokuo Ukon                                             --                                    --
Managing Director

Takeo Igeta                                            --                                    --
Director

Bruno Leroy                                            --                                    --
Director

STRATEGIC FIXED INCOME, LLC

    Strategic Fixed Income, LLC ("SFI") is a sub-adviser for the Registrant's International Fixed Income Fund. The principal business address of SFI is 1001 Nineteenth Street North, 17th Floor, Arlington, Virginia 22209. SFI is an investment adviser registered under the Advisers Act.

         NAME AND POSITION
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY             CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------  ------------------------------------
GML Corporation (GML)                                  --                                    --
G.P. of Ltd. Partner

Gobi Investment, Inc.                                  --                                    --
General Partner

Strategic Investment Management                        --                                    --
(SIM) Limited Partner

Kenneth A. Windheim                                    --                                    --
President, CIO, Managing Director

TCW FUNDS MANAGEMENT, INC.

    TCW Funds Management, Inc. ("TCW") is an investment sub-adviser for the Registrant's Large Cap Growth Fund. The principal address of TCW is 865 S. Figuero Street, Suite 1800, Los Angeles, CA 90017. TCW is an investment adviser registered under the Advisers Act.

         NAME AND POSITION                                                            CONNECTION WITH
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                     OTHER COMPANY
------------------------------------  ------------------------------------  ------------------------------------
Alvin Robert Albe, Jr.                TCW/Latin America Partners, L.L.C.    Director of Member
Director & Exec. VP, Fin. & Admin.

                                      TCW Advisors, Inc.                    Director/Executive VP--Finance &
                                                                              Admin.

         NAME AND POSITION                                                            CONNECTION WITH
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                     OTHER COMPANY
------------------------------------  ------------------------------------  ------------------------------------
                                      TCW Asia Limited                      Director

                                      TCW Investment Management Company     Director, CAO, Managing Director &
                                                                              Vice President

                                      TCW London International, Limited     Director/Exec. VP--Finance & Admin.

                                      TCW Asset Management Company          Director/Exec. VP--Finance & Admin.

                                      Trust Company of the West             Director/Exec. VP--Finance & Admin.

                                      The TCW Group, Inc.                   Exec. VP--Finance & Admin.

                                      TCW Americas Development, Inc.        Director, CAO

Mark Louis Attanasio                  TCW/Crescent Mezzanine, L.L.C.        Director & Managing Director
Group MD & CIO-- International Fixed
  Income

                                      TCW Investment Management Company     Group Managing Director & CIO--Below
                                                                              Investment Grade Fixed Income

                                      TCW Asset Management Company          Director & Group Managing Director &
                                                                              CIO--Below Investment Grade Fixed
                                                                              Income

                                      Trust Company of the West             Group Managing Director & CIO--Below
                                                                              Investment Grade Fixed Income

                                      Crescent MACH I G.P. Corporation      Senior Vice President

                                      Crescent Interfunding Partners        Principal
                                        ("CIP")

Philip Alan Barach                    TCW Advisors, Inc.                    Group Managing director &
Grp. MD & CIO--International Fixed                                            CIO--Investment Grade Fixed Income
  Income

                                      TCW Investment Management Company     Group Managing director &
                                                                              CIO--Investment Grade Fixed Income

                                      TCW Asset Management Company          Director & Group Managing director &
                                                                              CIO--Investment Grade Fixed Income

                                      Trust Company of the West             Group Managing director &
                                                                              CIO--Investment Grade Fixed Income

Javier Weichers Baz                   TCW/Latin America Partners L.L.C.     Investment Committee Member
Managing Director, CIO--
  International & Ch. IAAC

         NAME AND POSITION                                                            CONNECTION WITH
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                     OTHER COMPANY
------------------------------------  ------------------------------------  ------------------------------------
                                      TCW London International, Limited     Director, President & CEO

                                      TCW Asia Limited                      CIO--International

                                      TCW Asset Management Company          director & Managing Director,
                                                                              CIO--International & Chairman,
                                                                              International Asset Allocation
                                                                              Committee

                                      Trust Company of the West             Managing Director, CIO--
                                                                              International & Chairman,
                                                                              International Asset Allocation
                                                                              Committee

Michael Edward Cahill                 TCW/Latin America Partners, L.L.C.    Managing Director & Gen. Counsel of
General Counsel, Sec. & Managing                                              Member
  Director

                                      TCW/Crescent Mezzanine, L.L.C.        Vice President & Secretary

                                      TCW Advisors, Inc.                    Managing Director, General Counsel &
                                                                              Secretary

                                      TCW Asia Limited                      Director

                                      TCW Investment Management Company     Managing Director, general Counsel &
                                                                              Secretary

                                      TCW London International, Limited     Director & Managing Director,
                                                                              General Counsel & Secretary

                                      TCW Americas Development, Inc.        General Counsel and Assistant
                                                                              Secretary

                                      TCW Asset Management Company          Managing Director, General Counsel &
                                                                              Secretary

                                      Trust Company of the West             Managing Director, General Counsel &
                                                                              Secretary

                                      The TCW Group, Inc.                   Managing Director, General Counsel &
                                                                              Secretary

Robert Addison Day                    TCW/Latin America Partners, L.L.C.    Shareholder of Parent Member
Indirect Owner

                                      TCW Advisors Inc.                     Director (COB) & Chief Executive
                                                                              Officer

                                      TCW Asia Limited                      Member--Comprehensive Asset
                                                                              Allocation and International Asset
                                                                              Allocation Committees

                                      TCW London International, Limited     Member--Comprehensive Asset
                                                                              Allocation and International Asset
                                                                              Allocation Committees

         NAME AND POSITION                                                            CONNECTION WITH
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                     OTHER COMPANY
------------------------------------  ------------------------------------  ------------------------------------
                                      TCW Investment Management Company     Member--Comprehensive Asset
                                                                              Allocation and International Asset
                                                                              Allocation Committees

                                      The TCW Group, Inc.                   Director (COB) & Chief Executive
                                                                              Officer

                                      Oakmont Corporation                   Chairman of the Board

                                      TCW Asset Management Company          Director (COB) & Chief Executive
                                                                              Officer

                                      Trust Company of the West             Director (COB) & Chief Executive
                                                                              Officer

Ernest Odin Ellison                   TCW Investment Management Company     Chairman, Investment Policy
Ch., Investment Policy Committee                                              Committee

                                      TCW Advisors, Inc.                    Investment Committee Member

                                      TCW Asset Management Company          Chairman, CEO & Managing Director

                                      TCW Asia Limited                      Chairman, Investment Policy
                                                                              Committee

                                      TCW London International, Limited     Director--Vice President

                                      The TCW Group, Inc.                   Director--Vice Chairman

                                      Trust Company of the West             Director--Vice Chairman, Chairman,
                                                                              Investment Policy Committee

                                      TCW Americans Development, Inc.       Director--Vice Chairman

                                      TCW Special Credits                   Chairman, Investment Committee

                                      TCW Capital                           Chairman, Investment Committee

Douglas Stephen Foreman               TCW Asset Management Company          Group Managing Director, Chief
Group MD & CIO U.S. Equities                                                  Investment Officer-- U.S. Equities

                                      Trust Company of the West             Group Managing Director, Chief
                                                                              Investment Officer-- U.S. Equities

Robert Maxwell Hanisee                TCW Asset Management Company          Group Managing Director, Chief
MD & IO--Private Client Services                                              Investment Officer - Private
                                                                              Client Services

                                      Trust Company of the West             Group Managing Director, Chief
                                                                              Investment Officer - Private
                                                                              Client Services

         NAME AND POSITION                                                            CONNECTION WITH
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                     OTHER COMPANY
------------------------------------  ------------------------------------  ------------------------------------
Thomas Ernest Larkin, Jr.             TCW/Latin America Partners, L.L.C.    Shareholder of Parent Member
Chairman of the Board

                                      TCW Advisors, Inc.                    Director--Vice Chairman

                                      TCW Investment Management Company     Director--Vice Chairman

                                      TCW Americas Development, Inc.        Director

                                      TCW Asset Management Company          Director--Vice Chairman

                                      Trust Company of the West             Director and President

                                      The TCW Group, Inc.                   Director, Exec. VP & Managing
                                                                              Director

Hillary Gillian Darcy Lord            TCW Advisors, Inc.                    Managing Director, CCO & Asst.
Managing Director, CCO, & Asst.                                               Secretary
  Secretary

                                      TCW Investment Management Company     Managing Director, CCO & Asst.
                                                                              Secretary

                                      The TCW Group, Inc.                   Managing Director, CCO & Asst.
                                                                              Secretary

                                      TCW Asset Management company          Managing Director, CCO & Asst.
                                                                              Secretary

                                      Trust Company of the West             Managing Director, CCO & Asst.
                                                                              Secretary

Ronald Elwin Robison                  TCW Asset Management Company          Managing Director
COO & Managing Director

                                      Trust Company of the West             Managing Director

William Charles Sonneborn             TCW Advisors, Inc.                    Managing Director, CFO & Asst.
CFO, Managing Director, & Asst. Sec.                                          Secretary

                                      TCW America Development, Inc.         Treasurer & Asst. Secretary

                                      TCW Asset Management Company          Managing Director, CFO & Asst.
                                                                              Secretary

                                      TCW/Crescent Mezzanine, L.L.C.        CFO

                                      TCW Investment Management Company     Managing Director, CFO & Asst.
                                                                              Secretary

                                      TCW London International, Limited     Managing Director, CFO & Asst.
                                                                              Secretary

                                      Trust Company of the West             Managing Director, CFO & Asst.
                                                                              Secretary

         NAME AND POSITION                                                            CONNECTION WITH
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                     OTHER COMPANY
------------------------------------  ------------------------------------  ------------------------------------
                                      The TCW Group, Inc.                   Managing Director, CFO & Asst.
                                                                              Secretary

                                      TCW/Latin American Partners, L.L.C.   Managing Director, CFO & Asst.
                                                                              Secretary

Marc Irwin Stern                      TCW/Latin America Partners, L.L.C.    Management Committee Member
Director and President

                                      TCW/Crescent Mezzanine, L.L.C.        Director

                                      TCW Advisors, Inc.                    Director, Vice Chairman

                                      TCW Special Credits                   Investment Committee Member

                                      TCW Asia Limited                      Chairman of the Board & Invest.
                                                                              Comm. Member

                                      TCW Investment Management Company     Director, Vice Chairman

                                      TCW London International, Limited     Chairman of the Board

                                      TCW Asset Management Company          Director, Vice Chairman

                                      The TCW Group, Inc.                   Director & President

                                      Trust Company of the West             Director, Exec. VP & Group Managing
                                                                              Director

WALL STREET ASSOCIATES

    Wall Street Associates ("WSA") is a money manager for the Registrant's Small Cap Fund. The principal address for WSA is 1200 Prospect Street, Suite 100, La Jolla, California 92037. WSA is an investment money manager registered under the Advisers Act.

         NAME AND POSITION                                                             POSITION WITH
      WITH INVESTMENT ADVISER                    OTHER COMPANY                         OTHER COMPANY
------------------------------------  ------------------------------------  ------------------------------------
Richard S. Coons                                       --                                    --
Director/Portfolio Manager

William Jeffery, III                                   --                                    --
Director/Portfolio Manager

Kenneth F. McCain                                      --                                    --
Director/Portfolio Manager

WESTERN ASSET MANAGEMENT COMPANY

    Western Asset Management Company ("Western") is a sub-adviser for the Registrant's Core Fixed Income Fund. The principal business address of Western is 117 East Colorado Boulevard, Pasadena, California 91105. Western is an investment adviser registered under the Advisers Act.

         NAME AND POSITION                                                            CONNECTION WITH
      WITH INVESTMENT ADVISER                    OTHER COMPANY                         OTHER COMPANY
------------------------------------  ------------------------------------  ------------------------------------
Carl L. Eichstaedt                                     --                                    --
Portfolio Manager

Kent S. Engel                                          --                                    --
Vice Chairman

Keith J. Gardner                                       --                                    --
Portfolio Manager

Scott F. Grannis                                       --                                    --
Director & Economist

Ilene S. Harker                                        --                                    --
Director of Admin & Controls

James W. Hirschmann III                                --                                    --
Director of Marketing

Randolph L. Kohn                                       --                                    --
Director of Client Services

S. Kenneth Leech                                       --                                    --
Director & CIO

W. Curtis Livingston                                   --                                    --
Director & CEO

Raymond A. Mason                      Legg Mason, Inc.                      Chairman, President & CEO
Non-Employee Director

                                      Legg Mason Wood Walker, Inc.          Chairman, President & CEO

Ronald D. Mass                                         --                                    --
Portfolio Manager

Edward A. Moody                                        --                                    --
Director & Sr. Portfolio Manager

James V. Nelson                                        --                                    --
Director of Invest. Research

Elisabeth N. Spector                  Legg Mason, Inc.                      Senior Vice President
Non-Employee Director

                                      Legg Mason Wood Walker, Inc.          Senior Vice President

Edward A. Taber III                   Legg Mason, Inc.                      Sr. Exec VP & Investment Management
Non-Employee Director

                                      Legg Mason Wood Walker, Inc.          Director & Sr. Executive Vice
                                                                              President

Jeffrey D. Van Schaick                                 --                                    --
Director & Sr. Research Analyst

         NAME AND POSITION                                                            CONNECTION WITH
      WITH INVESTMENT ADVISER                    OTHER COMPANY                         OTHER COMPANY
------------------------------------  ------------------------------------  ------------------------------------
Stephen A. Walsh                                       --                                    --
Director of Portfolio Management

ITEM 27.  PRINCIPAL UNDERWRITERS:

    (a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

    Registrant's distributor, SEI Investments Distribution Co. (the "Distributor"), acts as distributor for:


SEI Daily Income Trust                              July 15, 1982
SEI Liquid Asset Trust                              November 29, 1982
SEI Tax Exempt Trust                                December 3, 1982
SEI Index Funds                                     July 10, 1985
SEI Institutional Managed Trust                     January 22, 1987
SEI Institutional International Trust               August 30, 1988
The Advisors' Inner Circle Fund                     November 14, 1991
The Pillar Funds                                    February 28, 1992
CUFUND                                              May 1, 1992
STI Classic Funds                                   May 29, 1992
First American Funds, Inc.                          November 1, 1992
First American Investment Funds, Inc.               November 1, 1992
The Arbor Fund                                      January 28, 1993
Boston 1784 Funds-Registered Trademark-             June 1, 1993
The PBHG Funds, Inc.                                July 16, 1993
Morgan Grenfell Investment Trust                    January 3, 1994
The Achievement Funds Trust                         December 27, 1994
Bishop Street Funds                                 January 27, 1995
CrestFunds, Inc.                                    March 1, 1995
STI Classic Variable Trust                          August 18, 1995
ARK Funds                                           November 1, 1995
Huntington Funds                                    January 11, 1996
SEI Asset Allocation Trust                          April 1, 1996
TIP Funds                                           April 28, 1996
First American Strategy Funds, Inc.                 October 1, 1996
HighMark Funds                                      February 15, 1997
Armada Funds                                        March 8, 1997
PBHG Insurance Series Fund, Inc.                    April 1, 1997
The Expedition Funds                                June 9, 1997
Alpha Select Funds                                  January 1, 1998
Oak Associates Funds                                February 27, 1998
The Nevis Funds, Inc.                               June 29, 1998
The Parkstone Group of Funds                        September 14, 1998
CNI Charter Funds                                   April 1, 1999
The Parkstone Advantage Fund                        May 1, 1999
Amerindo Funds, Inc.                                July 13, 1999


    The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

    (b) Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 21 of Part B. Unless otherwise noted, the business address of each director or officer is Oaks, PA 19456.


                                                  POSITION AND OFFICE                     POSITIONS AND OFFICES
             NAME                                  WITH UNDERWRITER                          WITH REGISTRANT
------------------------------  -------------------------------------------------------  ------------------------
Alfred P. West, Jr.             Director, Chairman of the Board of Directors                        --
Richard B. Lieb                 Director, Executive Vice President                                  --
Carmen V. Romeo                 Director                                                            --
Mark J. Held                    President & Chief Operating Officer                                 --
Gilbert L. Beebower             Executive Vice President                                            --
Dennis J. McGonigle             Executive Vice President                                            --
Robert M. Silvestri             Chief Financial Officer & Treasurer                                 --
Leo J. Dolan, Jr.               Senior Vice President                                               --
Carl A. Guarino                 Senior Vice President                                               --
Larry Hutchison                 Senior Vice President                                               --
Jack May                        Senior Vice President                                               --
Hartland J. McKeown             Senior Vice President                                               --
Kevin P. Robins                 Senior Vice President & General Counsel                  Vice President &
                                                                                           Assistant Secretary
Patrick K. Walsh                Senior Vice President                                               --
Robert Aller                    Vice President                                                      --
Gordon W. Carpenter             Vice President                                                      --
Todd Cipperman                  Vice President & Assistant Secretary                     Vice President &
                                                                                           Assistant Secretary
S. Courtney E. Collier          Vice President & Assistant Secretary                                --
Robert Crudup                   Vice President & Managing Director                                  --
Richard A. Deak                 Vice President & Assistant Secretary                                --
Barbara Doyne                   Vice President                                                      --
Jeff Drennen                    Vice President                                                      --
James R. Foggo                  Vice President & Assistant Secretary                                --
Vic Galef                       Vice President & Managing Director                                  --
Lydia A. Gavalis                Vice President & Assistant Secretary                     Vice President &
                                                                                           Assistant Secretary
Greg Gettinger                  Vice President & Assistant Secretary                                --
Kathy Heilig                    Vice President                                                      --
Jeff Jacobs                     Vice President                                                      --
Samuel King                     Vice President                                                      --
Kim Kirk                        Vice President & Managing Director                                  --
John Krzeminski                 Vice President & Managing Director                                  --
Carolyn McLaurin                Vice President & Managing Director                                  --
W. Kelso Morrill                Vice President                                                      --

                                                  POSITION AND OFFICE                     POSITIONS AND OFFICES
             NAME                                  WITH UNDERWRITER                          WITH REGISTRANT
------------------------------  -------------------------------------------------------  ------------------------
Mark Nagle                      Vice President                                           Controller & Chief
                                                                                           Financial Officer
Joanne Nelson                   Vice President                                                      --
Cynthia M. Parrish              Vice President & Secretary                               Vice President &
                                                                                           Assistant Secretary
Kim Rainey                      Vice President                                                      --
Rob Redican                     Vice President                                                      --
Maria Rinehart                  Vice President                                                      --
Steve Smith                     Vice President                                                      --
Daniel Spaventa                 Vice President                                                      --
Kathryn L. Stanton              Vice President                                                      --
Lynda J. Striegel               Vice President & Assistant Secretary                     Vice President &
                                                                                           Assistant Secretary
Lori L. White                   Vice President & Assistant Secretary                                --
Wayne M. Withrow                Vice President & Managing Director                                  --


ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS:

    Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

        (a) With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3);
    (6); (8); (12); and 31a-1(d), the required books and records are maintained at the offices of Registrant's Custodians:

           First Union National Bank
           Broad and Chestnut Streets
           P.O. Box 7618
           Philadelphia, PA 19101

           State Street Bank and Trust Company
           225 Franklin Street
           Boston, MA 02110

         (b)/(c) With respect to Rules 31a-1(a); 31a-1(b)(1),(4); (2)(C) and
    (D); (4); (5); (6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of Registrant's Administrator:

           SEI Investments Fund Management
           Oaks, PA 19456

        (c) With respect to Rules 31a-1(b)(5),(6),(9) and 10 and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant's Money Managers:

           Acadian Asset Management
           Two International Place
           Boston, Massachusetts 02110

           Alliance Capital Management L.P.
           1345 Avenue of the Americas
           New York, New York 10105

           Artisan Partners Limited Partnership
           1000 N. Water Street
           Milwaukee, Wisconsin 53202


           BlackRock Financial Management, Inc.
           345 Park Avenue
           30th Floor
           New York, New York 10154


           Boston Partners Asset Management, L.P.
           One Financial Center
           43rd Floor
           Boston, Massachusetts 02111

           Capital Guardian Trust Company
           630 5th Avenue, 36th Floor
           New York, New York 10111

           Coronation Asset Management (Proprietary) Limited
           80 Strand Street
           Cape Town, South Africa, 8001


           Credit Suisse Asset Management LLC/Americas
           One Citicorp Center
           153 East 53rd Street
           New York, New York 10022


           Credit Suisse Asset Management Limited
           Beaufort House
           15 St. Botolph Street
           London, England EC3A 7JJ

           Firstar Investment Research & Management Company, LLC
           777 East Wisconsin Avenue
           Suite 800
           Milwaukee, Wisconsin 53202

           Furman Selz Capital Management LLC
           230 Park Avenue
           New York, NY 10169

           LSV Asset Management, L.P.
           200 W. Madison Ave.
           Chicago, Illinois 60606

           Mellon Equity Associates, LLP
           500 Grant Street
           Suite 3715
           Pittsburgh, PA 15258


           Morgan Stanley Dean Witter Investment Management, Inc.
           1221 Avenue of the Americas
           New York, New York 10020



           Nicholas-Applegate Capital Management
           600 West Broadway, 29th Floor
           San Diego, California 92101

           Oechsle International Advisors, LLC
           One International Place
           23rd Floor
           Boston, Massachusetts 02110



           Nomura Corporate Research and Asset Management Inc.
           Two World Financial Center,
           Building B
           New York, New York 10281-1198


           Polynous Capital Management, Inc.
           345 California Street,
           Suite 1220
           San Francisco, California 94101

           Provident Investment Counsel, Inc.
           300 North Lake Avenue
           Penthouse
           Pasadena, CA 91101

           RS Investment Management, L.P.
           555 California Street
           Suite 2600
           San Francisco, California 94104

           SEI Investments Management Corporation
           One Freedom Valley Drive
           Oaks, PA 19456

           Salomon Brothers Asset Management, Inc.
           30 Wall Street, 8th Floor
           New York, New York 10005

           Sanford C. Bernstein & Co., Inc.
           767 Fifth Avenue
           New York, NY 10153-0185

           Sawgrass Asset Management, LLC
           4337 Pablo Oaks Court, Building 200
           Jacksonville, FL 3224

           Scottish Widows Investment Management Limited
           P.O. Box 17036
           69 Morrison Street
           Edinburgh EH3 8YF
           Scotland


           Security Capital Global
           Capital Management Group, Incorporated
           11 South LaSalle Street
           Chicago, Illinois 60603


           SG Pacific Asset Management, Inc.
           /SGY Asset Management (Singapore) Ltd.
           /SG Yamaichi Asset Management Co., Ltd.,
           30 Wall Street, 8th Floor
           New York, New York 10005

           Strategic Fixed Income, LLC
           1001 Nineteenth Street North
           Suite 1720
           Arlington, VA 22209

           TCW Funds Management, Inc.
           8655 Figueroa Street
           Los Angeles, California 90017

           Wall Street Associates
           1200 Prospect Street
           Suite 100
           La Jolla, California 92037

           Western Asset Management Company
           117 East Colorado Boulevard
           Pasadena, CA 91105

ITEM 29.  MANAGEMENT SERVICES:

    None.

ITEM 30.  UNDERTAKINGS:

    None.

                                     NOTICE

    A copy of the Agreement and Declaration of Trust of SEI Institutional Investments Trust is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this Registration Statement has been executed on behalf of the Trust by an officer of the Trust as an officer and by its Trustees as trustees and not individually and the obligations of or arising out of this Registration Statement are not binding upon any of the Trustees, Officers, or Shareholders individually but are binding only upon the assets and property of the Trust.

                                   SIGNATURES



    Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 5 to Registration Statement No. 33-58041 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 27th day of September, 1999.



                                SEI INSTITUTIONAL INVESTMENTS TRUST

                                By:            /s/ EDWARD D. LOUGHLIN
                                     -----------------------------------------
                                                 Edward D. Loughlin
                                        PRESIDENT & CHIEF EXECUTIVE OFFICER




    Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacity on the date(s) indicated.



              *
------------------------------  Trustee                     September 27, 1999
       William M. Doran

              *
------------------------------  Trustee                     September 27, 1999
       F. Wendell Gooch

              *
------------------------------  Trustee                     September 27, 1999
   George J. Sullivan, Jr.

              *
------------------------------  Trustee                     September 27, 1999
       James M. Storey

              *
------------------------------  Trustee                     September 27, 1999
       Robert A. Nesher

    /s/ EDWARD D. LOUGHLIN
------------------------------  President & Chief           September 27, 1999
      Edward D. Loughlin          Executive Officer

      /s/ MARK E. NAGLE
------------------------------  Controller & Chief          September 27, 1999
        Mark E. Nagle             Financial Officer




*By:   /s/ EDWARD D. LOUGHLIN
      -------------------------
         Edward D. Loughlin
          ATTORNEY-IN-FACT

                                 EXHIBIT INDEX

   EXHIBIT NUMBER                                         DESCRIPTION
--------------------  -----------------------------------------------------------------------------------
EX-99.B(a)            Registrant's Declaration of Trust is incorporated herein by reference to Exhibit
                        (1) of Registrant's Registration Statement on Form N-1A (File No. 33-58041),
                        filed with the Securities and Exchange Commission ("SEC") on March 10, 1995.

EX-99.B(b)(1)         Registrant's By-Laws are incorporated herein by reference to Exhibit (2) of
                        Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on March 10, 1995.

EX-99.B(b)(2)         Amended By-Laws are incorporated by reference to Exhibit (2)(a) of Registrant's
                        Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on
                        September 29, 1997.

EX-99.B(c)            Not Applicable.

EX-99.B(d)(1)         Investment Advisory Agreement between the Trust and SEI Investments Management
                        Corporation ("SIMC") (formerly "SEI Financial Management Corporation") as previously filed with Registrant's Pre-Effective Amendment No. 2 on Form N-1A
                        (File No. 33-58041), filed with the SEC on June 7, 1996 is herein incorporated by reference to Exhibit (5)(a) of Post-Effective Amendment No. 2, filed with the SEC on September 29, 1997.

EX-99.B(d)(2)         Form of Investment Sub-Advisory Agreement between SIMC and 1838 Investment
                        Advisors, L.P. with respect to the Trust's Small Cap Fund as previously filed with Registrant's Pre-Effective Amendment No. 1 on Form N-1A (File No. 33-58041),
                        filed with the SEC on April 26, 1996 is herein incorporated by reference to
                        Exhibit (5)(b) of Post-Effective Amendment No. 2, filed with the SEC on September
                        29, 1997.

EX-99.B(d)(3)         Investment Sub-Advisory Agreement between SIMC and Acadian Asset Management, L.P.
                        with respect to the Trust's International Equity Fund as previously filed with
                        Registrant's Pre-Effective Amendment No. 1 on Form N-1A (File No. 33-58041),
                        filed with the SEC on April 26, 1996 is herein incorporated by reference to
                        Exhibit (5)(c) of Post-Effective Amendment No. 2, filed with the SEC on September
                        29, 1997.

EX-99.B(d)(4)         Investment Sub-Advisory Agreement between SIMC and Alliance Capital Management L.P.
                        with respect to the Trust's Large Cap Fund as previously filed with Registrant's
                        Pre-Effective Amendment No. 1 on Form N-1A (File No. 33-58041), filed with the
                        SEC on April 26, 1996 is herein incorporated by reference to Exhibit (5)(d) of
                        Post-Effective Amendment No. 2, filed with the SEC on September 29, 1997.

EX-99.B(d)(5)         Investment Sub-Advisory Agreement between SIMC and Apodaca-Johnston Capital
                        Management, Inc. with respect to the Trust's Small Cap Fund is filed herewith.

EX-99.B(d)(6)         Investment Sub-Advisory Agreement between SIMC and BEA Associates with respect to the High Yield Bond Fund as previously filed with Registrant's Pre-Effective
                        Amendment No. 1 on Form N-1A (File No. 33-58041), filed with the SEC on April 26,
                        1996 is herein incorporated by reference to Exhibit (5)(f) of Post-Effective
                        Amendment No. 2, filed with the SEC on September 29, 1997.

   EXHIBIT NUMBER                                         DESCRIPTION
--------------------  -----------------------------------------------------------------------------------
EX-99.B(d)(7)         Investment Sub-Advisory Agreement between SIMC and BlackRock Financial Management,
                        Inc. with respect to the Core Fixed Income Fund as previously filed with
                        Registrant's Pre-Effective Amendment No. 1 on Form N-1A (File No. 33-58041),
                        filed with the SEC on April 26, 1996 is herein incorporated by reference to
                        Exhibit (5)(g) of Post-Effective Amendment No. 2, filed with the SEC on September
                        29, 1997.

EX-99.B(d)(8)         Investment Sub-Advisory Agreement between SIMC and Boston Partners Asset
                        Management, L.P. with respect to the Small Cap Fund as previously filed with
                        Registrant's Pre-Effective Amendment No. 1 on Form N-1A (File No. 33-58041),
                        filed with the SEC on April 26, 1996 is herein incorporated by reference to
                        Exhibit (5)(h) of Post-Effective Amendment No. 2, filed with the SEC on September
                        29, 1997.

EX-99.B(d)(9)         Investment Sub-Advisory Agreement between SIMC and Firstar Investment Research &
                        Management Company with respect to the Core Fixed Income Fund as previously filed with Registrant's Pre-Effective Amendment No. 1 on Form N-1A (File No. 33-58041),
                        filed with the SEC on April 26, 1996 is herein incorporated by reference to
                        Exhibit (5)(i) of Post-Effective Amendment No. 2, filed with the SEC on September
                        29, 1997.

EX-99.B(d)(10)        Investment Sub-Advisory Agreement between SIMC and American Express Asset
                        Management Group, Inc. (formerly "IDS Advisory Group, L.P.") with respect to the
                        Trust's Large Cap Fund as previously filed with Registrant's Pre-Effective
                        Amendment No. 1 on Form N-1A (File No. 33-58041), filed with the SEC on April 26,
                        1996 is herein incorporated by reference to Exhibit (5)(j) of Post-Effective
                        Amendment No. 2, filed with the SEC on September 29, 1997.

EX-99.B(d)(11)        Investment Sub-Advisory Agreement between SIMC and LSV Asset Management with respect to the Trust's Large Cap and Small Cap Funds as previously filed with
                        Registrant's Pre-Effective Amendment No. 1 on Form N-1A (File No. 33-58041),
                        filed with the SEC on April 26, 1996 is herein incorporated by reference to
                        Exhibit (5)(k) of Post-Effective Amendment No. 2, filed with the SEC on September
                        29, 1997.

EX-99.B(d)(12)        Investment Sub-Advisory Agreement between SIMC and Mellon Equity Associates with respect to the Large Cap Fund as previously filed with Registrant's Pre-Effective
                        Amendment No. 1 on Form N-1A (File No. 33-58041), filed with the SEC on April 26,
                        1996 is herein incorporated by reference to Exhibit (5)(l) of Post-Effective
                        Amendment No. 2, filed with the SEC on September 29, 1997.

EX-99.B(d)(13)        Investment Sub-Advisory Agreement between SIMC and Highmark Capital Management,
                        Inc. (formerly "Pacific Alliance Capital Management") with respect to the Large
                        Cap Fund as previously filed with Registrant's Pre-Effective Amendment No. 1 on
                        Form N-1A (File No. 33-58041), filed with the SEC on April 26, 1996 is herein incorporated by reference to Exhibit (5)(m) of Post-Effective Amendment No. 2,
                        filed with the SEC on September 29, 1997.

EX-99.B(d)(14)        Investment Sub-Advisory Agreement between SIMC and Montgomery Asset Management,
                        L.P. with respect to the Emerging Markets Equity Fund as previously filed with
                        Registrant's Pre-Effective Amendment No. 1 on Form N-1A (File No. 33-58041),
                        filed with the SEC on April 26, 1996 is herein incorporated by reference to
                        Exhibit (5)(n) of Post-Effective Amendment No. 2, filed with the SEC on September
                        29, 1997.

   EXHIBIT NUMBER                                         DESCRIPTION
--------------------  -----------------------------------------------------------------------------------
EX-99.B(d)(15)        Investment Sub-Advisory Agreement between SIMC and Morgan Grenfell Investment
                        Services Limited with respect to the International Equity Fund is filed herewith.

EX-99.B(d)(16)        Investment Sub-Advisory Agreement between SIMC and Nicholas-Applegate Capital
                        Management, Inc. with respect to the Small Cap Fund as previously filed with
                        Registrant's Pre-Effective Amendment No. 1 on Form N-1A (File No. 33-58041),
                        filed with the SEC on April 26, 1996 is herein incorporated by reference to
                        Exhibit (5)(p) of Post-Effective Amendment No. 2, filed with the SEC on September
                        29, 1997.

EX-99.B(d)(17)        Investment Sub-Advisory Agreement between SIMC and Provident Investment Counsel,
                        Inc. with respect to the Large Cap Fund as previously filed with Registrant's
                        Pre-Effective Amendment No. 1 on Form N-1A (File No. 33-58041), filed with the
                        SEC on April 26, 1996 is herein incorporated by reference to Exhibit (5)(q) of
                        Post-Effective Amendment No. 2, filed with the SEC on September 29, 1997.

EX-99.B(d)(18)        Investment Sub-Advisory Agreement between SIMC and Schroder Capital Management
                        International Limited with respect to the International Equity Fund is incorporated herein by reference to Exhibit (5)(r) of Registrant's Pre-Effective
                        Amendment No. 1 on Form N-1A (File No. 33-58041), as previously filed with the
                        SEC on April 26, 1996.

EX-99.B(d)(19)        Investment Sub-Advisory Agreement between SIMC and Strategic Fixed Income L.P. with respect to the International Fixed Income Fund as previously filed with
                        Registrant's Pre-Effective Amendment No. 1 on Form N-1A (File No. 33-58041),
                        filed with the SEC on April 26, 1996 is herein incorporated by reference to
                        Exhibit (5)(s) of Post-Effective Amendment No. 2, filed with the SEC on September
                        29, 1997.

EX-99.B(d)(20)        Investment Sub-Advisory Agreement between SIMC and Wall Street Associates with respect to the Small Cap Fund as previously filed with Registrant's Pre-Effective
                        Amendment No. 1 on Form N-1A (File No. 33-58041), filed with the SEC on April 26,
                        1996 is herein incorporated by reference to Exhibit (5)(t) of Post-Effective
                        Amendment No. 2, filed with the SEC on September 29, 1997.

EX-99.B(d)(21)        Investment Sub-Advisory Agreement between SIMC and Western Asset Management Company with respect to the Core Fixed Income Fund as previously filed with Registrant's
                        Pre-Effective Amendment No. 1 on Form N-1A (File No. 33-58041), filed with the
                        SEC on April 26, 1996 is herein incorporated by reference to Exhibit (5)(u) of
                        Post-Effective Amendment No. 2, filed with the SEC on September 29, 1997.

EX-99.B(d)(22)        Investment Sub-Advisory Agreement between SIMC and First of America Investment
                        Corporation with respect to the Small Cap Fund as previously filed as Exhibit
                        (5)(w) with Registrant's Pre-Effective Amendment No. 2 on Form N-1A (File No.
                        33-58041), filed with the SEC on June 7, 1996 is herein incorporated by reference to Exhibit (5)(v) of Post-Effective Amendment No. 2, filed with the SEC on
                        September 29, 1997.

   EXHIBIT NUMBER                                         DESCRIPTION
--------------------  -----------------------------------------------------------------------------------
EX-99.B(d)(23)        Investment Sub-Advisory Agreement between SIMC and Farrell Wako Global Investment
                        Management, Inc. with respect to the International Equity Fund as previously filed as Exhibit (5)(x) with Registrant's Pre-Effective Amendment No. 2 on Form
                        N-1A (File No. 33-58041), filed with the SEC on June 7, 1996 is herein incorporated by reference to Exhibit (5)(w) of Post-Effective Amendment No. 2,
                        filed with the SEC on September 29, 1997.

EX-99.B(d)(24)        Investment Sub-Advisory Agreement between SIMC and Seligman Henderson Co. with respect to the International Equity Fund as previously filed as Exhibit (5)(y)
                        with Registrant's Pre-Effective Amendment No. 2 on Form N-1A (File No. 33-58041),
                        filed with the SEC on June 7, 1996 is herein incorporated by reference to Exhibit
                        (5)(x) of Post-Effective Amendment No. 2, filed with the SEC on September 29,
                        1997.

EX-99.B(d)(25)        Investment Sub-Advisory Agreement between SIMC and SG Pacific Asset Management,
                        Inc. (formerly "Yamaichi Capital Management, Inc.") with respect to the
                        International Equity Fund as previously filed as Exhibit (5)(z) with Registrant's
                        Pre-Effective Amendment No. 2 on Form N-1A (File No. 33-58041), filed with the
                        SEC on June 7, 1996 is herein incorporated by reference to Exhibit (5)(y) of
                        Post-Effective Amendment No. 2 filed with the SEC on September 29, 1997.

EX-99.B(d)(26)        Investment Sub-Advisory Agreement between SIMC and Coronation Asset Management
                        (Proprietary) Limited with respect to the Emerging Markets Equity Fund is incorporated herein by reference to Exhibit (5)(a) of Post-Effective Amendment
                        No. 3 and to Exhibit (5)(aa) to Registrant's Post-Effective Amendment No. 1 on
                        Form N-1A (File No. 33-58041), filed with the SEC on December 30, 1996.

EX-99.B(d)(27)        Investment Sub-Advisory Agreement between SIMC and Furman Selz Capital Management
                        LLC with respect to the Small Cap Fund as previously filed as Exhibit (5)(bb) to
                        Registrant's Post-Effective Amendment No. 1 on Form N-1A (File No. 33-58041),
                        filed with the SEC on December 30, 1996 is herein incorporated by reference to
                        Exhibit (5)(aa) of Post-Effective Amendment No. 2, filed with the SEC on
                        September 29, 1997.

EX-99.B(d)(28)        Investment Sub-Advisory Agreement between SIMC and Lazard London International
                        Investment Management Limited with respect to the International Equity Fund as previously filed as Exhibit (5)(cc) to Registrant's Post-Effective Amendment No.
                        1 on Form N-1A (File No. 33-58041), filed with the SEC on December 30, 1996 is herein incorporated by reference to Exhibit (5)(bb) of Post-Effective Amendment
                        No. 2, filed with the SEC on September 29, 1997.

EX-99.B(d)(29)        Investment Sub-Advisory Agreement between SIMC and Parametric Portfolio Associates with respect to the Emerging Markets Equity Fund is incorporated herein by reference to Exhibit (5)(cc) of Post-Effective Amendment No. 3 and to Exhibit
                        (5)(dd) to Registrant's Post-Effective Amendment No. 1 on Form N-1A (File No.
                        33-58041), filed with the SEC on December 30, 1996.

   EXHIBIT NUMBER                                         DESCRIPTION
--------------------  -----------------------------------------------------------------------------------
EX-99.B(d)(30)        Investment Sub-Advisory Agreement between SIMC and Yamaichi Capital Management,
                        Inc. And Yamaichi Capital Management (Singapore) Limited with respect to the
                        International Equity Fund is incorporated herein to Exhibit (5)(dd) of
                        Post-Effective Amendment No. 3 and to reference as Exhibit (5)(ee) to
                        Registrant's Post-Effective Amendment No. 1 on Form N-1A (File No. 33-58041),
                        filed with the SEC on December 30, 1996.

EX-99.B(d)(31)        Schedule B dated January 1, 1997 to the Trust's Sub-Advisory Agreement dated June
                        14, 1996 between SIMC and LSV Asset Management is herein incorporated by reference to Exhibit (5)(ee) of Post-Effective Amendment No. 2, filed with the
                        SEC on September 29, 1997.

EX-99.B(d)(32)        Investment Sub-Advisory Agreement between SIMC and Sanford C. Bernstein & Co., Inc.
                        with respect to the Large Cap Fund is herein incorporated by reference to Exhibit
                        (5)(ff) of Post-Effective Amendment No. 7 to Registrant's Registration Statement
                        on Form N-1A (File No. 33-58041), filed with the SEC on September 25, 1998.

EX-99.B(d)(33)        Investment Sub-Advisory Agreement between SIMC and Polynous Capital Management with respect to the Small Cap Fund is herein incorporated by reference to Exhibit
                        (5)(gg) of Post-Effective Amendment No. 3 to Registrant's Registration Statement
                        on Form N-1A (File No. 33-58041), filed with the SEC on September 25, 1998.

EX-99.B(d)(34)        Investment Sub-Advisory Agreement between SIMC and Robertson Stephens Investment
                        Management, L.P. with respect to the Small Cap Fund is herein incorporated by reference to Exhibit (5)(hh) of Post-Effective Amendment No. 3 to Registrant's
                        Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on
                        September 25, 1998.

EX-99.B(d)(35)        Investment Sub-Advisory Agreement between SIMC and Capital Guardian Trust Company with respect to the International Equity Fund is herein incorporated by reference to Exhibit (5)(ii) of Post-Effective Amendment No. 3 to Registrant's Registration
                        Statement on Form N-1A (File No. 33-58041), filed with the SEC on September 25,
                        1998.

EX-99.B(d)(36)        Investment Sub-Advisory Agreement between SIMC and Scottish Widows Investment
                        Management Limited with respect to the International Equity Fund is herein incorporated by reference to Exhibit (5)(jj) of Post-Effective Amendment No. 3 to
                        Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on September 25, 1998.

EX-99.B(d)(37)        Investment Sub-Advisory Agreement between SIMC and Credit Suisse Asset Management,
                        Limited with respect to the Emerging Markets Equity Fund is herein incorporated by reference to Exhibit (5)(kk) of Post-Effective Amendment No. 3 to Registrant's
                        Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on
                        September 25, 1998.

EX-99.B(d)(38)        Investment Sub-Advisory Agreement between SIMC and TCW Funds Management Inc. with respect to the Large Cap Fund is herein incorporated by reference to Exhibit
                        (5)(ll) of Post-Effective Amendment No. 3 to Registrant's Registration Statement
                        on Form N-1A (File No. 33-58041), filed with the SEC on September 25, 1998.

   EXHIBIT NUMBER                                         DESCRIPTION
--------------------  -----------------------------------------------------------------------------------
EX-99.B(d)(39)        Investment Sub-Advisory Agreement between SIMC and Mellon Equity Associates, LLP with respect to the Large Cap Fund is herein incorporated by reference to Exhibit
                        (5)(mm) of Post-Effective Amendment No. 3 to Registrant's Registration Statement
                        on Form N-1A (File No. 33-58041), filed with the SEC on September 25, 1998.

EX-99.B(d)(40)        Investment Sub-Advisory Agreement between SIMC and Spyglass Asset Management, Inc.
                        with respect to the Large Cap Fund is herein incorporated by reference to Exhibit
                        (5)(nn) of Post-Effective Amendment No. 3 to Registrant's Registration Statement
                        on Form N-1A (File No. 33-58041), filed with the SEC on September 25, 1998.

EX-99.B(d)(41)        Investment Sub-Advisory Agreement between SIMC and Morgan Stanley Asset Management
                        Inc. with respect to the Large Cap Fund is herein incorporated by reference to
                        Exhibit (5)(oo) of Post-Effective Amendment No. 3 to Registrant's Registration
                        Statement on Form N-1A (File No. 33-58041), filed with the SEC on September 25,
                        1998.

EX-99.B(d)(42)        Investment Sub-Advisory Agreement between SIMC and Nicholas-Applegate Capital
                        Management, Inc. with respect to the Large Cap Fund is herein incorporated by reference to Exhibit (5)(pp) of Post-Effective Amendment No. 3 to Registrant's
                        Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on
                        September 25, 1998.

EX-99.B(d)(43)        Investment Sub-Advisory Agreement between SIMC and Artisan Partners Limited
                        Partnership with respect to the Small Cap Fund is herein incorporated by reference to Exhibit (d)(43) of Pre-Effective Amendment No. 4 to Registrant's
                        Registration Statement on Form N-1A (File No. 33-58041) filed with the SEC on
                        July 16, 1999.

EX-99.B(d)(44)        Investment Sub-Advisory Agreement between SIMC and Sawgrass Asset Management, LLC with respect to the Small Cap Fund is herein incorporated by reference to Exhibit
                        (d)(44) of Post-Effective Amendment No. 4 to Registrant's Registration Statement
                        on Form N-1A (File No. 33-58041) filed with the SEC on July 16, 1999.

EX-99.B(d)(45)        Form of Investment Sub-Advisory Agreement between SIMC and Nomura Corporate
                        Research and Asset Management Inc. with respect to the High Yield Bond Fund is filed herewith.

EX-99.B(d)(46)        Investment Sub-Advisory Agreement between SIMC and Security Capital Global Capital
                        Management Group, Incorporated with respect to the Small Cap Value Fund is filed herwith.

EX-99.B(e)            Distribution Agreement between the Trust and SEI Investments Distribution Co.
                        (formerly "SEI Financial Services Company") as previously filed with Registrant's
                        Pre-Effective Amendment No. 1 on Form N-1A (File No. 33-58041), filed with the
                        SEC on April 26, 1996 is herein incorporated by reference to Exhibit (6) of
                        Post-Effective Amendment No. 2, filed with the SEC on September 29, 1997.

EX-99.B(f)            Not Applicable.

   EXHIBIT NUMBER                                         DESCRIPTION
--------------------  -----------------------------------------------------------------------------------
EX-99.B(g)(1)         Custodian Agreement between the Trust and First Union National Bank, N.A. with respect to the Trust's Large Cap, Small Cap, Core Fixed Income and High Yield
                        Bond Funds as previously filed with Registrant's Pre-Effective Amendment No. 2 on
                        Form N-1A (File No. 33-58041), filed with the SEC on June 7, 1996 is herein incorporated by reference to Exhibit (8) of Post-Effective Amendment No. 2, filed with the SEC on September 29, 1997.

EX-99.B(g)(2)         Custodian Agreement between the Trust and State Street Bank and Trust Company is incorporated by reference to Exhibit (8)(a) of Registrant's Registration
                        Statement on Form N-1A (File No. 33-58041), filed with the SEC on September 29,
                        1997.

EX-99.B(h)(1)         Administration Agreement dated June 14, 1996 between the Trust and SEI Investments
                        Fund Management as previously filed with Registrant's Pre-Effective Amendment No.
                        1 on Form N-1A (File No. 33-58041), filed with the SEC on April 26, 1996 is herein incorporated by reference to Exhibit (9)(a) of Post-Effective Amendment
                        No. 2, filed with the SEC on September 29, 1997.

EX-99.B(i)            Opinion and Consent of Counsel is filed herewith.

EX-99.B(j)            Consent of Independent Public Accountants is filed herewith.

EX-99.B(k)            Not Applicable.

EX-99.B(l)            Not Applicable.

EX-99.B(m)            Not Applicable.

EX-99.B(p)            Powers of Attorney for Robert A. Nesher, William M. Doran, George J. Sullivan, Jr.,
                        F. Wendell Gooch, Mark E. Nagle, and James M. Storey, Edward D. Loughlin are
                        incorporated by reference to Exhibit 24 of Registrant's Post-Effective Amendment
                        No. 3 on Form N-1A (File No. 33-58041), filed with the SEC on September 25, 1998.